UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2021

Date of reporting period:	4/30/2021

Item 1 – Reports to Stockholders

PGIM QMA INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM QMA International Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA International Equity Fund

June 15, 2021

PGIM QMA International Equity Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	28.08	35.51	7.30	3.78	—
Class C	27.26	40.45	7.53	3.53	—
Class Z	28.21	43.84	8.89	4.72	—
Class R6	28.32	44.39	N/A	N/A	10.10 (12/28/16)
MSCI All Country World ex-US Index
	27.40	42.98	9.83	4.73	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
Class R6 (12/28/16)
MSCI All Country World ex-US Index	10.86

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None

Benchmark Definitions

MSCI All Country World ex-US Index—The Morgan Stanley Capital International All Country World ex-US (MSCI ACWI ex-US) Index is an unmanaged, market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of US based companies. The MSCI ACWI ex-US Index includes both developed and emerging markets.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM QMA International Equity Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	2.0%
Tencent Holdings Ltd.	Interactive Media & Services	China	1.2%
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	1.1%
Sony Group Corp.	Household Durables	Japan	1.0%
Rio Tinto PLC	Metals & Mining	Australia	1.0%
Sanofi	Pharmaceuticals	France	0.9%
Novartis AG	Pharmaceuticals	Switzerland	0.9%
Manulife Financial Corp.	Insurance	Canada	0.8%
British American Tobacco PLC	Tobacco	United Kingdom	0.8%
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	Japan	0.8%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA International Equity Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA International Equity Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,280.80	1.43%	$8.08
	Hypothetical	$1,000.00	$1,017.71	1.43%	$7.14
Class C	Actual	$1,000.00	$1,272.60	2.67%	$15.03
	Hypothetical	$1,000.00	$1,011.56	2.67%	$13.31
Class Z	Actual	$1,000.00	$1,282.10	1.01%	$5.70
	Hypothetical	$1,000.00	$1,019.80	1.01%	$5.05
Class R6	Actual	$1,000.00	$1,283.20	0.79%	$4.46
	Hypothetical	$1,000.00	$1,020.89	0.79%	$3.95

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgiminvestments.com

Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS 95.9%

Australia 5.3%

Ansell Ltd.	4,556	$148,480
BHP Group Ltd.	23,563	859,132
BHP Group PLC	28,452	859,343
Charter Hall Group, REIT	30,080	325,676
Commonwealth Bank of Australia	2,798	192,222
Fortescue Metals Group Ltd.	90,554	1,566,400
Goodman Group, REIT	101,567	1,479,868
JB Hi-Fi Ltd.	14,097	502,314
Platinum Asset Management Ltd.	241,221	878,583
Rio Tinto Ltd.	2,980	278,256
Rio Tinto PLC	25,628	2,157,413
Sonic Healthcare Ltd.	3,759	103,801
Stockland, REIT	163,588	590,276
Super Retail Group Ltd.	49,600	457,260
Wesfarmers Ltd.	35,043	1,463,422

		11,862,446

Belgium 0.8%

Ageas SA/NV	20,050	1,218,821
Etablissements Franz Colruyt NV	3,686	219,069
Tessenderlo Group SA*	6,220	266,899
UCB SA	1,035	96,537

		1,801,326

Brazil 1.9%

Banco do Brasil SA	138,800	753,785
Banco Santander Brasil SA, UTS	123,500	878,270
Cia de Saneamento de Minas Gerais-COPASA	117,000	364,006
Cia de Saneamento do Parana, UTS	54,900	215,778
Petroleo Brasileiro SA	33,100	141,003
Vale SA	32,100	648,317
WEG SA	198,600	1,269,756

		4,270,915

Canada 6.8%

Alimentation Couche-Tard, Inc. (Class B Stock)	36,000	1,219,867
Bank of Montreal	6,800	641,800
Bank of Nova Scotia (The)	8,000	509,425
Canadian Imperial Bank of Commerce	3,700	384,645
Canadian Natural Resources Ltd.	22,600	686,007

See Notes to Financial Statements.

PGIM QMA International Equity Fund      9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Canada (cont’d.)

CGI, Inc.*	1,900	$168,104
Constellation Software, Inc.	900	1,320,862
Corus Entertainment, Inc. (Class B Stock)	204,900	980,199
Interfor Corp.*	22,800	606,009
Magna International, Inc.	18,400	1,737,682
Manulife Financial Corp.	86,100	1,880,099
Metro, Inc.	1,800	82,477
National Bank of Canada	20,900	1,519,444
North West Co., Inc. (The)	12,500	360,005
Quebecor, Inc. (Class B Stock)	10,300	276,952
Royal Bank of Canada	9,500	906,679
Sleep Country Canada Holdings, Inc., 144A	4,700	132,876
Sun Life Financial, Inc.	31,300	1,688,568
Toronto-Dominion Bank (The)	2,700	185,616

		15,287,316

Chile 0.2%

Engie Energia Chile SA	393,446	415,185

China 11.4%

Agile Group Holdings Ltd.	64,000	100,390
Alibaba Group Holding Ltd., ADR*	11,000	2,540,450
Anhui Conch Cement Co. Ltd. (Class H Stock)	143,000	854,439
Baidu, Inc., ADR*	2,300	483,759
Bank of China Ltd. (Class H Stock)	2,431,000	967,912
Bank of Communications Co. Ltd. (Class H Stock)	1,879,000	1,202,414
Beijing Enterprises Holdings Ltd.	30,000	98,235
BYD Co. Ltd. (Class H Stock)	7,000	144,780
China Construction Bank Corp. (Class H Stock)	2,179,000	1,725,348
China Hongqiao Group Ltd.	393,000	623,848
China National Building Material Co. Ltd. (Class H Stock)	72,000	104,604
China Overseas Land & Investment Ltd.	29,000	73,392
China Resources Power Holdings Co. Ltd.	330,000	433,652
China Shenhua Energy Co. Ltd. (Class H Stock)	570,000	1,188,813
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)	2,100	100,861
China Zheshang Bank Co. Ltd. (Class A Stock)	149,000	90,836
Chlitina Holding Ltd.	96,000	723,544
CITIC Ltd.	1,134,000	1,195,229
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	281,000	504,316
Ecovacs Robotics Co. Ltd. (Class A Stock)*	4,100	103,954
Focus Media Information Technology Co. Ltd. (Class A Stock)	210,600	350,452
Greenland Holdings Corp. Ltd. (Class A Stock)	397,500	347,447
Hengan International Group Co. Ltd.	111,500	722,343

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Hunan Valin Steel Co. Ltd. (Class A Stock)	94,000	$113,711
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,146,000	746,166
Industrial Bank Co. Ltd. (Class A Stock)	82,400	276,676
Intco Medical Technology Co. Ltd. (Class A Stock)	13,300	350,075
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	23,800	315,880
Lenovo Group Ltd.	76,000	104,253
Longfor Group Holdings Ltd., 144A	15,500	96,575
Maxscend Microelectronics Co. Ltd. (Class A Stock)	1,600	105,297
Metallurgical Corp. of China Ltd. (Class A Stock)	197,400	93,790
Sany Heavy Industry Co. Ltd. (Class A Stock)	55,100	262,361
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	187,300	325,165
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,700	122,309
Sinofert Holdings Ltd.	1,024,000	133,149
Sinotruk Hong Kong Ltd.	150,000	369,230
Sohu.com Ltd., ADR*	31,400	592,518
Sunny Optical Technology Group Co. Ltd.	10,600	258,196
Tencent Holdings Ltd.	33,800	2,716,354
Tianneng Power International Ltd.(a)	568,000	1,043,806
Vipshop Holdings Ltd., ADR*	42,100	1,295,417
Want Want China Holdings Ltd.	664,000	481,483
Wilmar International Ltd.	294,300	1,156,137
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	79,800	145,344

		25,784,910

Denmark 1.1%

AP Moller - Maersk A/S (Class B Stock)	545	1,352,621
Scandinavian Tobacco Group A/S, 144A	56,090	1,022,483

		2,375,104

Finland 1.7%

Elisa OYJ	1,554	88,222
Fortum OYJ	39,865	1,048,702
Neste OYJ	18,559	1,121,510
Nordea Bank Abp	154,917	1,607,785

		3,866,219

France 5.0%

Amundi SA, 144A*	3,486	310,486
BNP Paribas SA*	27,363	1,749,208
Cie de Saint-Gobain*	28,092	1,768,069

See Notes to Financial Statements.

PGIM QMA International Equity Fund      11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)

Credit Agricole SA*	9,541	$147,042
Hermes International	189	236,894
IPSOS	2,184	90,817
La Francaise des Jeux SAEM, 144A	2,058	105,444
LVMH Moet Hennessy Louis Vuitton SE	1,106	831,375
Metropole Television SA*	7,770	173,020
Orange SA	16,776	208,900
Publicis Groupe SA	1,340	86,600
Sanofi	19,639	2,060,018
Sartorius Stedim Biotech	3,172	1,456,905
Schneider Electric SE	4,150	662,680
Television Francaise 1*	49,958	492,479
Trigano SA	4,711	842,111

		11,222,048

Germany 5.2%

BASF SE	2,322	187,203
Brenntag SE	13,948	1,253,316
Covestro AG, 144A	2,995	195,996
CropEnergies AG	28,133	361,376
Daimler AG	19,581	1,744,462
Deutsche Post AG	30,055	1,767,104
Deutsche Telekom AG	5,787	111,429
Deutsche Wohnen SE	18,695	1,009,550
Fresenius Medical Care AG & Co. KGaA	13,059	1,039,123
Fresenius SE & Co. KGaA	23,856	1,172,710
HeidelbergCement AG	1,274	116,717
HelloFresh SE*	1,203	99,815
Hornbach Baumarkt AG	7,972	318,800
Merck KGaA	1,059	186,251
ProSiebenSat.1 Media SE*	15,407	334,198
SAP SE	10,013	1,401,088
Vonovia SE	4,190	275,598
Zalando SE, 144A*	1,056	109,467

		11,684,203

Hong Kong 1.8%

CK Asset Holdings Ltd.	21,500	134,819
Henderson Land Development Co. Ltd.	48,000	213,524
K Wah International Holdings Ltd.	183,000	91,140
Sun Hung Kai Properties Ltd.	64,000	965,596
Techtronic Industries Co. Ltd.	64,000	1,163,404
Value Partners Group Ltd.	954,000	677,558

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont’d.)

Vinda International Holdings Ltd.(a)	164,000	$583,701
VTech Holdings Ltd.	16,000	146,864
Xinyi Glass Holdings Ltd.	28,000	99,345

		4,075,951

India 2.4%

Bajaj Consumer Care Ltd.	233,950	887,832
GAIL India Ltd.	45,589	84,722
Larsen & Toubro Infotech Ltd., 144A	20,874	1,098,065
Motherson Sumi Systems Ltd.*	33,243	96,510
NTPC Ltd.	66,339	91,908
Oil & Natural Gas Corp. Ltd.	825,061	1,204,865
Power Grid Corp. of India Ltd.	146,206	434,257
Sun Pharmaceutical Industries Ltd.	10,710	94,894
Wipro Ltd.	230,120	1,527,705

		5,520,758

Indonesia 0.1%

First Pacific Co. Ltd.	336,000	115,033

Italy 0.8%
Assicurazioni Generali SpA	21,278	426,887
Buzzi Unicem SpA	38,955	1,043,237
Snam SpA	16,737	94,182
Unipol Gruppo SpA*	46,657	255,543

		1,819,849

Japan 14.0%

77 Bank Ltd. (The)	39,400	494,100
BayCurrent Consulting, Inc.	900	245,117
Capcom Co. Ltd.	3,000	97,601
Chiba Bank Ltd. (The)	14,000	87,427
Chubu Electric Power Co., Inc.	6,100	73,710
Chugai Pharmaceutical Co. Ltd.	5,500	206,862
Daito Trust Construction Co. Ltd.	900	95,704
Digital Holding, Inc.	5,600	96,204
EDION Corp.	16,400	174,306
FUJIFILM Holdings Corp.	16,400	1,063,870
Fujitsu Ltd.	9,400	1,495,823
Funai Soken Holdings, Inc.	5,000	88,577
GungHo Online Entertainment, Inc.	3,400	64,949
Hitachi Ltd.	8,000	393,612

See Notes to Financial Statements.

PGIM QMA International Equity Fund      13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Hoya Corp.	3,100	$352,513
ITMEDIA INC	5,200	91,577
ITOCHU Corp.	49,100	1,530,418
Japan Post Holdings Co. Ltd.*	13,000	109,243
Japan Real Estate Investment Corp., REIT	15	93,002
Japan Tobacco, Inc.	64,100	1,198,650
KDDI Corp.	16,300	492,434
Konami Holdings Corp.	1,400	83,378
Marubeni Corp.	13,200	109,854
MCJ Co. Ltd.	82,500	750,228
Medipal Holdings Corp.	16,400	301,166
Mitsubishi Estate Co. Ltd.	10,000	164,455
Mitsui & Co. Ltd.	72,200	1,522,858
MonotaRO Co. Ltd.	5,300	134,772
Murata Manufacturing Co. Ltd.	11,400	906,396
Nintendo Co. Ltd.	3,000	1,726,876
Nippon Telegraph & Telephone Corp.	30,668	772,544
Nishi-Nippon Financial Holdings, Inc.	53,000	341,439
Nitori Holdings Co. Ltd.	6,300	1,128,231
Nitto Denko Corp.	1,200	99,461
Nitto Kogyo Corp.	8,400	148,107
Nomura Holdings, Inc.	93,800	504,275
Nomura Research Institute Ltd.	2,900	89,150
Obic Co. Ltd.	800	154,597
Okamura Corp.	16,800	208,913
Ono Pharmaceutical Co. Ltd.	34,300	863,877
ORIX Corp.	10,600	170,912
Orix JREIT, Inc., REIT	50	88,513
Otsuka Holdings Co. Ltd.	31,900	1,226,322
Panasonic Corp.	107,100	1,260,075
Relia, Inc.	16,500	196,341
Renesas Electronics Corp.*	7,700	89,251
Secom Co. Ltd.	7,800	649,700
Sekisui House Ltd.	5,800	117,240
SG Holdings Co. Ltd.	24,200	550,406
Shimadzu Corp.	2,600	91,054
Shimano, Inc.	5,600	1,282,779
Shionogi & Co. Ltd.	18,400	969,372
SMC Corp.	300	174,142
SoftBank Corp.	40,900	526,786
Sony Group Corp.	23,100	2,289,451
Sumitomo Mitsui Financial Group, Inc.	10,500	366,178
Sumitomo Realty & Development Co. Ltd.	2,400	79,879
T&D Holdings, Inc.	7,500	92,265

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Takeda Pharmaceutical Co. Ltd.	13,100	$436,565
Tokyo Electron Ltd.	4,100	1,807,286
Toyota Industries Corp.	1,300	104,048
Toyota Motor Corp.	2,733	203,684
Yamato Holdings Co. Ltd.	3,300	93,197
ZOZO, Inc.	7,100	240,191

		31,661,913

Luxembourg 0.7%

ArcelorMittal SA*	8,848	258,480
Eurofins Scientific SE*	12,769	1,265,144

		1,523,624

Malaysia 0.8%

Comfort Glove Bhd	191,400	129,485
Hartalega Holdings Bhd	108,000	271,084
Public Bank Bhd	120,400	122,120
Top Glove Corp. Bhd	928,300	1,280,021

		1,802,710

Malta 0.4%

Kindred Group PLC, SDR*	53,749	933,526

Mexico 0.8%

Grupo Mexico SAB de CV (Class B Stock)	234,300	1,062,718
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	490,300	849,802

		1,912,520

Netherlands 3.1%

Adyen NV, 144A*	148	362,956
ASM International NV	2,430	734,375
ASML Holding NV	1,468	953,112
BE Semiconductor Industries NV	1,770	142,774
Koninklijke Ahold Delhaize NV	54,020	1,452,917
NN Group NV	28,449	1,423,166
Randstad NV	16,704	1,206,194
Royal Dutch Shell PLC (Class A Stock)	35,334	664,054

		6,939,548

See Notes to Financial Statements.

PGIM QMA International Equity Fund      15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

New Zealand 0.1%

Fisher & Paykel Healthcare Corp. Ltd.	5,866	$150,936

Norway 0.1%

DNB ASA	6,206	133,074
Gjensidige Forsikring ASA	3,969	90,379

		223,453

Pakistan 0.2%

Engro Fertilizers Ltd.	397,359	173,626
Fauji Fertilizer Co. Ltd.	536,500	368,585

		542,211

Poland 0.3%

Polskie Gornictwo Naftowe i Gazownictwo SA	321,461	557,394

Qatar 0.1%
Industries Qatar QSC	29,526	109,116
Masraf Al Rayan QSC	74,464	91,328

		200,444

Russia 1.7%

Inter RAO UES PJSC	13,660,000	893,035
Magnit PJSC, GDR	6,027	85,091
Novolipetsk Steel PJSC	32,130	113,597
Rosneft Oil Co. PJSC	171,520	1,199,661
Sberbank of Russia PJSC	389,949	1,543,121

		3,834,505

Saudi Arabia 0.1%

Al Rajhi Bank	9,898	260,993

Singapore 1.6%

BW LPG Ltd., 144A	165,743	1,229,744
DBS Group Holdings Ltd.	80,000	1,797,336
Oversea-Chinese Banking Corp. Ltd.	72,600	664,527

		3,691,607

South Africa 2.8%

Anglo American Platinum Ltd.	11,456	1,571,119
Anglo American PLC	31,618	1,340,487

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

South Africa (cont’d.)

Impala Platinum Holdings Ltd.	47,172	$884,698
Investec PLC	109,341	437,960
Kumba Iron Ore Ltd.	11,229	510,074
Mr. Price Group Ltd.	79,200	994,726
Telkom SA SOC Ltd.	92,176	249,737
Vodacom Group Ltd.	47,817	414,456

		6,403,257

South Korea 4.8%

BNK Financial Group, Inc.	55,149	380,144
DGB Financial Group, Inc.	12,464	99,327
Hana Financial Group, Inc.	40,883	1,678,403
KB Financial Group, Inc.	29,982	1,478,861
Kia Corp.	19,279	1,331,600
KT&G Corp.	2,128	157,555
Kumho Petrochemical Co. Ltd.	2,124	497,080
LG Electronics, Inc.	7,889	1,115,024
POSCO	1,226	399,172
Samsung Electro-Mechanics Co. Ltd.	525	84,416
Samsung Electronics Co. Ltd.	22,822	1,670,168
SK Hynix, Inc.	4,692	538,659
SK Telecom Co. Ltd.	5,282	1,440,351

		10,870,760

Spain 1.0%

Endesa SA	45,884	1,207,455
Faes Farma SA	29,240	122,106
Pharma Mar SA	7,585	868,705

		2,198,266

Sweden 2.0%

Atlas Copco AB (Class B Stock)	3,502	181,399
Epiroc AB (Class A Stock)	35,938	777,990
Evolution Gaming Group AB, 144A	9,110	1,803,039
Husqvarna AB (Class B Stock)	40,502	564,400
Investor AB (Class B Stock)	3,714	315,410
Sandvik AB	16,225	400,536
Svenska Handelsbanken AB (Class A Stock)	41,040	475,645
Swedish Match AB	1,113	91,310

		4,609,729

See Notes to Financial Statements.

PGIM QMA International Equity Fund      17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland 5.6%

ABB Ltd.	44,453	$1,444,895
ALSO Holding AG*	1,126	341,901
Chocoladefabriken Lindt & Spruengli AG*	1	98,809
Geberit AG	1,128	741,733
Kuehne + Nagel International AG	4,284	1,282,007
LafargeHolcim Ltd.*	4,316	266,164
Logitech International SA	12,761	1,425,142
Nestle SA	13,388	1,597,463
Novartis AG	23,967	2,046,289
Roche Holding AG	2,925	953,693
Sonova Holding AG*	448	132,532
STMicroelectronics NV	17,974	671,599
UBS Group AG	111,696	1,699,024

		12,701,251

Taiwan 4.9%

ASE Technology Holding Co. Ltd.	27,000	113,423
Asustek Computer, Inc.	9,000	120,555
Cathay Financial Holding Co. Ltd.	66,000	123,393
China General Plastics Corp.	298,000	464,750
CTBC Financial Holding Co. Ltd.	120,000	97,779
Evergreen Marine Corp. Taiwan Ltd.*	54,000	153,475
Fubon Financial Holding Co. Ltd.	402,000	919,400
Giant Manufacturing Co. Ltd.	10,000	127,711
Grand Pacific Petrochemical*	184,000	221,199
Hon Hai Precision Industry Co. Ltd.	370,000	1,523,974
King’s Town Bank Co. Ltd.	72,000	111,486
Lite-On Technology Corp.	386,000	883,035
MediaTek, Inc.	16,000	679,045
Novatek Microelectronics Corp.	6,000	133,683
Quanta Computer, Inc.	75,000	263,048
Taiwan Paiho Ltd.	26,000	90,293
Taiwan Semiconductor Manufacturing Co. Ltd.	217,000	4,593,347
United Microelectronics Corp.	208,000	417,538
Yuanta Financial Holding Co. Ltd.	120,000	111,252

		11,148,386

Thailand 0.3%

Charoen Pokphand Foods PCL	272,500	253,888
Sri Trang Agro-Industry PCL	246,000	374,813

		628,701

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Turkey 0.7%

Anadolu Efes Biracilik Ve Malt Sanayii A/S	42,630	$120,434
Coca-Cola Icecek A/S	107,736	1,028,004
Enerjisa Enerji A/S, 144A	416,363	519,523

		1,667,961

United Arab Emirates 0.0%

First Abu Dhabi Bank PJSC	23,254	90,122

United Kingdom 4.5%

3i Group PLC	70,514	1,248,373
888 Holdings PLC	39,780	235,747
Ashtead Group PLC	1,677	107,866
Aviva PLC	188,508	1,038,974
Barratt Developments PLC	8,883	94,670
British American Tobacco PLC	48,942	1,815,373
BT Group PLC*	370,946	845,019
GlaxoSmithKline PLC	39,288	728,535
Halfords Group PLC*	49,736	261,406
Imperial Brands PLC	51,201	1,069,129
JD Sports Fashion PLC*	7,694	97,716
Kingfisher PLC*	244,067	1,204,495
Legal & General Group PLC	76,694	287,325
Tesco PLC	41,788	127,592
Vodafone Group PLC	566,950	1,072,058

		10,234,278

United States 0.8%

Ferguson PLC	13,825	1,750,826
JBS SA	17,600	97,849

		1,848,675

TOTAL COMMON STOCKS (cost $173,499,367)		216,738,033

EXCHANGE-TRADED FUND 0.3%

United States

iShares MSCI EAFE ETF (cost $541,544)	8,896	694,867

See Notes to Financial Statements.

PGIM QMA International Equity Fund      19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

PREFERRED STOCKS 0.7%

Brazil 0.4%

Cia Paranaense de Energia (PRFC B)	232,000	$269,497
Itausa SA (PRFC)	48,300	89,539
Petroleo Brasileiro SA (PRFC)	120,400	524,861

		883,897

Germany 0.1%

Henkel AG & Co. KGaA (PRFC)	1,480	170,082
Volkswagen AG (PRFC)	315	81,944

		252,026

South Korea 0.2%

Samsung Electronics Co. Ltd. (PRFC)	6,811	448,549

TOTAL PREFERRED STOCKS (cost $1,296,932)		1,584,472

TOTAL LONG-TERM INVESTMENTS (cost $175,337,843)		219,017,372

SHORT-TERM INVESTMENTS 2.8%

AFFILIATED MUTUAL FUNDS 2.6%

PGIM Core Ultra Short Bond Fund(wa)	4,120,303	4,120,303
PGIM Institutional Money Market Fund (cost $1,705,631; includes $1,705,497 of cash collateral for securities on loan)(b)(wa)	1,706,484	1,705,631

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,825,934)		5,825,934

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills (cost $499,933)	0.035%	09/16/21	500	$499,981

TOTAL SHORT-TERM INVESTMENTS (cost $6,325,867)				6,325,915

TOTAL INVESTMENTS 99.7% (cost $181,663,710)				225,343,287
Other assets in excess of liabilities(z) 0.3%				761,191

NET ASSETS 100.0%				$226,104,478

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SDR—Sweden Depositary Receipt

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,621,297; cash collateral of $1,705,497 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM QMA International Equity Fund      21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Futures contracts outstanding at April 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
35	Mini MSCI EAFE Index	Jun. 2021	$3,950,275	$(45,101)
32	Mini MSCI Emerging Markets Index	Jun. 2021	2,138,560	(11,983)

				$(57,084)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$499,981

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Common Stocks
Australia	$—	$11,862,446	$—
Belgium	—	1,801,326	—
Brazil	4,270,915	—	—
Canada	15,287,316	—	—
Chile	415,185	—	—
China	4,912,144	20,872,766	—
Denmark	—	2,375,104	—
Finland	—	3,866,219	—
France	—	11,222,048	—
Germany	—	11,684,203	—
Hong Kong	—	4,075,951	—
India	—	5,520,758	—

See Notes to Financial Statements.

22

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Indonesia	$—	$115,033	$—
Italy	—	1,819,849	—
Japan	—	31,661,913	—
Luxembourg	—	1,523,624	—
Malaysia	—	1,802,710	—
Malta	—	933,526	—
Mexico	1,912,520	—	—
Netherlands	—	6,939,548	—
New Zealand	—	150,936	—
Norway	—	223,453	—
Pakistan	—	542,211	—
Poland	—	557,394	—
Qatar	—	200,444	—
Russia	—	3,834,505	—
Saudi Arabia	—	260,993	—
Singapore	—	3,691,607	—
South Africa	—	6,403,257	—
South Korea	—	10,870,760	—
Spain	—	2,198,266	—
Sweden	—	4,609,729	—
Switzerland	—	12,701,251	—
Taiwan	—	11,148,386	—
Thailand	—	628,701	—
Turkey	—	1,667,961	—
United Arab Emirates	—	90,122	—
United Kingdom	—	10,234,278	—
United States	97,849	1,750,826	—
Exchange-Traded Fund
United States	694,867	—	—
Preferred Stocks
Brazil	883,897	—	—
Germany	—	252,026	—
South Korea	—	448,549	—
Affiliated Mutual Funds	5,825,934	—	—
U.S. Treasury Obligation	—	499,981	—

Total	$34,300,627	$191,042,660	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(57,084)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM QMA International Equity Fund      23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Banks	11.0%
Metals & Mining	6.0
Semiconductors & Semiconductor Equipment	4.7
Pharmaceuticals	4.4
Insurance	4.1
Oil, Gas & Consumable Fuels	4.0
Technology Hardware, Storage & Peripherals	3.0
Trading Companies & Distributors	3.0
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	2.6
Capital Markets	2.6
Household Durables	2.5
Tobacco	2.4
IT Services	2.3
Specialty Retail	2.2
Electric Utilities	2.1
Automobiles	2.0
Internet & Direct Marketing Retail	1.8
Wireless Telecommunication Services	1.7
Interactive Media & Services	1.7
Machinery	1.7
Electronic Equipment, Instruments & Components	1.7
Auto Components	1.7
Food & Staples Retailing	1.6
Electrical Equipment	1.6
Food Products	1.5
Marine	1.5
Health Care Equipment & Supplies	1.5
Real Estate Management & Development	1.4
Hotels, Restaurants & Leisure	1.4
Chemicals	1.3
Life Sciences Tools & Services	1.2
Software	1.2
Construction Materials	1.2

Media	1.1%
Health Care Providers & Services	1.1
Building Products	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Air Freight & Logistics	1.1
Personal Products	1.0
Diversified Telecommunication Services	1.0
Entertainment	0.8
Household Products	0.8
Leisure Products	0.7
Professional Services	0.6
Multiline Retail	0.6
Industrial Conglomerates	0.6
Textiles, Apparel & Luxury Goods	0.5
Beverages	0.5
Commercial Services & Supplies	0.5
Biotechnology	0.4
Diversified Financial Services	0.3
Exchange-Traded Fund	0.3
Paper & Forest Products	0.3
Water Utilities	0.2
Independent Power & Renewable Electricity Producers	0.2
U.S. Treasury Obligation	0.2
Communications Equipment	0.1
Gas Utilities	0.0	*
Construction & Engineering	0.0	*

	99.7
Other assets in excess of liabilities	0.3

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the

See Notes to Financial Statements.

24

summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$57,084	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$8,610

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(57,084)

For the six months ended April 30, 2021, the Series’ average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$2,811,593

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

PGIM QMA International Equity Fund      25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,621,297	$(1,621,297)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets

Investments at value, including securities on loan of $1,621,297:
Unaffiliated investments (cost $175,837,776)	$219,517,353
Affiliated investments (cost $5,825,934)	5,825,934
Foreign currency, at value (cost $1,360,697)	1,357,322
Receivable for investments sold	8,330,135
Dividends receivable	646,338
Tax reclaim receivable	618,803
Receivable for Series shares sold	355,298
Prepaid expenses	2,038

Total Assets	236,653,221

Liabilities

Payable for investments purchased	7,777,301
Payable to broker for collateral for securities on loan	1,705,497
Payable for Series shares purchased	413,117
Foreign capital gains tax liability accrued	219,231
Management fee payable	116,199
Accrued expenses and other liabilities	104,134
Due to broker—variation margin futures	89,955
Affiliated transfer agent fee payable	75,831
Distribution fee payable	46,437
Directors’ fees payable	1,041

Total Liabilities	10,548,743

Net Assets	$226,104,478

Net assets were comprised of:
Common stock, at par	$265,355
Paid-in capital in excess of par	173,587,591
Total distributable earnings (loss)	52,251,532

Net assets, April 30, 2021	$226,104,478

See Notes to Financial Statements.

PGIM QMA International Equity Fund      27

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Class A

Net asset value and redemption price per share, ($180,322,958 ÷ 21,188,320 shares of common stock issued and outstanding)	$8.51
Maximum sales charge (5.50% of offering price)	0.50

Maximum offering price to public	$9.01

Class C

Net asset value, offering price and redemption price per share, ($2,359,537 ÷ 291,532 shares of common stock issued and outstanding)	$8.09

Class Z

Net asset value, offering price and redemption price per share, ($19,236,686 ÷ 2,241,016 shares of common stock issued and outstanding)	$8.58

Class R6

Net asset value, offering price and redemption price per share, ($24,185,297 ÷ 2,814,638 shares of common stock issued and outstanding)	$8.59

See Notes to Financial Statements.

28

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $381,130 foreign withholding tax)	$3,086,107
Income from securities lending, net (including affiliated income of $470)	14,219
Affiliated dividend income	1,050

Total income	3,101,376

Expenses
Management fee	802,031
Distribution fee(a)	268,954
Transfer agent’s fees and expenses (including affiliated expense of $130,346)(a)	299,674
Custodian and accounting fees	88,298
Registration fees(a)	29,166
Audit fee	15,685
Shareholders’ reports	14,509
Legal fees and expenses	8,667
Directors’ fees	6,608
Miscellaneous	33,150

Total expenses	1,566,742
Less: Fee waiver and/or expense reimbursement(a)	(142,372)

Net expenses	1,424,370

Net investment income (loss)	1,677,006

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $448) (net of foreign capital gains taxes $(44,676))	19,610,178
Futures transactions	8,610
Foreign currency transactions	33,161

19,651,949

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(883)) (net of change in foreign capital gains taxes $(219,231))	29,382,461
Futures	(57,084)
Foreign currencies	(685)

29,324,692

Net gain (loss) on investment and foreign currency transactions	48,976,641

Net Increase (Decrease) In Net Assets Resulting From Operations	$50,653,647

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	256,427	12,527	—	—
Transfer agent’s fees and expenses	282,846	4,666	11,453	709
Registration fees	8,410	6,331	6,681	7,744
Fee waiver and/or expense reimbursement	(107,042)	(1,569)	(10,460)	(23,301)

See Notes to Financial Statements.

PGIM QMA International Equity Fund      29

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,677,006	$3,174,147
Net realized gain (loss) on investment and foreign currency transactions	19,651,949	(4,689,465)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,324,692	(8,409,553)

Net increase (decrease) in net assets resulting from operations	50,653,647	(9,924,871)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,396,047)	(4,101,945)
Class B	—	(14,282)
Class C	(9,676)	(50,447)
Class Z	(272,737)	(386,163)
Class R6	(439,796)	(550,823)

	(3,118,256)	(5,103,660)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	16,781,778	37,395,853
Net asset value of shares issued in reinvestment of dividends and distributions	3,075,130	5,027,591
Cost of shares purchased	(23,012,857)	(42,989,953)

Net increase (decrease) in net assets from Series share transactions	(3,155,949)	(566,509)

Total increase (decrease)	44,379,442	(15,595,040)

Net Assets:

Beginning of period	181,725,036	197,320,076

End of period	$226,104,478	$181,725,036

See Notes to Financial Statements.

30

Notes to Financial Statements   (unaudited)

1.     Organization

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund, PGIM QMA International Equity Fund and PGIM Emerging Markets Debt Hard Currency Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM Emerging Markets Debt Local Currency Fund, which is a non-diversified fund for purposes of the 1940 Act , and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM QMA International Equity Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

2.     Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Series’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM QMA International Equity Fund    31

Notes to Financial Statements  (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

32

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.

PGIM QMA International Equity Fund    33

Notes to Financial Statements  (unaudited) (continued)

This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the

34

borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Series is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Series as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Series has country specific capital loss carryforwards, such carryforwards are applied

PGIM QMA International Equity Fund    35

Notes to Financial Statements  (unaudited) (continued)

against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Series is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The Manager pays for the services of QMA.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Series’ average daily net assets up to $2 billion, 0.70% of the next $3 billion and 0.69% of the average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.78% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed

36

total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

For the reporting period ended April 30, 2021, PIMS received $22,382 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $500 and $50 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

PGIM QMA International Equity Fund    37

Notes to Financial Statements  (unaudited) (continued)

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Series.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $108,756,875 and $119,631,190, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ —	$20,322,070	$16,201,767	$ —	$ —	$4,120,303	4,120,303	$1,050

PGIM Institutional Money Market Fund (1)(b)(wa)
2,142,391	26,507,460	26,943,785	(883)	448	1,705,631	1,706,484	470(2)
$2,142,391	$46,829,530	$43,145,552	$(883)	$448	$5,825,934		$1,520

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

38

6.    Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$182,366,222

Gross Unrealized Appreciation	48,115,043
Gross Unrealized Depreciation	(5,195,062)

Net Unrealized Appreciation	$42,919,981

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2020 of approximately $11,135,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.    Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock, below.

PGIM QMA International Equity Fund    39

Notes to Financial Statements  (unaudited) (continued)

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 700 million of which are designated as shares of the Series. The shares are currently classified and designated as follows:

Class A	100,000,000
Class B	5,000,000
Class C	100,000,000
Class Z	180,000,000
Class T	135,000,000
Class R6	180,000,000

The Series currently does not have any Class B or Class T shares outstanding.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	45,220	0.2%
Class Z	57,484	2.6%
Class R6	1,349,018	47.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	5.1%	2	32.4%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	294,055	$2,375,372
Shares issued in reinvestment of dividends and distributions	303,876	2,355,040
Shares purchased	(1,289,245)	(10,265,509)

Net increase (decrease) in shares outstanding before conversion	(691,314)	(5,535,097)
Shares issued upon conversion from other share class(es)	64,641	538,300
Shares purchased upon conversion into other share class(es)	(47,492)	(370,687)

Net increase (decrease) in shares outstanding	(674,165)	$(5,367,484)

Year ended October 31, 2020:
Shares sold	363,428	$2,502,991
Shares issued in reinvestment of dividends and distributions	543,821	4,029,714
Shares purchased	(3,165,455)	(21,483,425)

Net increase (decrease) in shares outstanding before conversion	(2,258,206)	(14,950,720)
Shares issued upon conversion from other share class(es)	161,310	1,060,950
Shares purchased upon conversion into other share class(es)	(115,083)	(742,300)

Net increase (decrease) in shares outstanding	(2,211,979)	$(14,632,070)

40

Class B	Shares	Amount
Period ended June 26, 2020*:
Shares sold	1,146	$8,082
Shares issued in reinvestment of dividends and distributions	2,005	14,254
Shares purchased	(11,027)	(74,364)

Net increase (decrease) in shares outstanding before conversion	(7,876)	(52,028)
Shares purchased upon conversion into other share class(es)	(145,104)	(906,295)

Net increase (decrease) in shares outstanding	(152,980)	$(958,323)

Class C
Six months ended April 30, 2021:
Shares sold	39,470	$299,161
Shares issued in reinvestment of dividends and distributions	1,308	9,678
Shares purchased	(61,907)	(468,543)

Net increase (decrease) in shares outstanding before conversion	(21,129)	(159,704)
Shares purchased upon conversion into other share class(es)	(60,319)	(478,183)

Net increase (decrease) in shares outstanding	(81,448)	$(637,887)

Year ended October 31, 2020:
Shares sold	40,927	$274,529
Shares issued in reinvestment of dividends and distributions	7,008	49,758
Shares purchased	(78,307)	(518,507)

Net increase (decrease) in shares outstanding before conversion	(30,372)	(194,220)
Shares purchased upon conversion into other share class(es)	(23,655)	(154,655)

Net increase (decrease) in shares outstanding	(54,027)	$(348,875)

Class Z
Six months ended April 30, 2021:
Shares sold	392,616	$3,227,152
Shares issued in reinvestment of dividends and distributions	34,694	270,616
Shares purchased	(142,135)	(1,161,390)

Net increase (decrease) in shares outstanding before conversion	285,175	2,336,378
Shares issued upon conversion from other share class(es)	44,716	351,407
Shares purchased upon conversion into other share class(es)	(7,102)	(60,117)

Net increase (decrease) in shares outstanding	322,789	$2,627,668

Year ended October 31, 2020:
Shares sold	483,883	$3,262,094
Shares issued in reinvestment of dividends and distributions	51,415	383,042
Shares purchased	(712,115)	(4,770,026)

Net increase (decrease) in shares outstanding before conversion	(176,817)	(1,124,890)
Shares issued upon conversion from other share class(es)	67,705	447,052
Shares purchased upon conversion into other share class(es)	(4,131)	(24,558)

Net increase (decrease) in shares outstanding	(113,243)	$(702,396)

PGIM QMA International Equity Fund    41

Notes to Financial Statements  (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	1,337,230	$10,880,093
Shares issued in reinvestment of dividends and distributions	56,384	439,796
Shares purchased	(1,340,393)	(11,117,415)

Net increase (decrease) in shares outstanding before conversion	53,221	202,474
Shares issued upon conversion from other share class(es)	2,355	19,280

Net increase (decrease) in shares outstanding	55,576	$221,754

Year ended October 31, 2020:
Shares sold	4,369,581	$31,348,157
Shares issued in reinvestment of dividends and distributions	73,936	550,823
Shares purchased	(2,489,567)	(16,143,631)

Net increase (decrease) in shares outstanding before conversion	1,953,950	15,755,349
Shares issued upon conversion from other share class(es)	50,529	319,806

Net increase (decrease) in shares outstanding	2,004,479	$16,075,155

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Series converted into Class A shares.

8.     Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

42

The Series utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 24 days that the Series had loans outstanding during the period was approximately $864,333, borrowed at a weighted average interest rate of 1.42%. The maximum loan outstanding amount during the period was $4,989,000. At April 30, 2021, the Series did not have an outstanding loan amount.

9.     Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Series’ risks, please refer to the Series’ Prospectus and Statement of Additional Information.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Series. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Series will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Series. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Series’ derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Series.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Series may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

PGIM QMA International Equity Fund    43

Notes to Financial Statements  (unaudited) (continued)

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Investments in China Risk: Investments in China subject a Series to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Series’ investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Series invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs.

44

Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Series’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Series invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

10.     Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Series.

PGIM QMA International Equity Fund    45

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.74		$7.19	$6.96	$7.95	$6.48	$6.65
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.11	0.15	0.16	0.11	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.82		(0.39)	0.28	(1.00)	1.49	(0.17)
Total from investment operations	1.88		(0.28)	0.43	(0.84)	1.60	(0.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.17)	(0.17)	(0.15)	(0.13)	(0.11)
Distributions from net realized gains	-		-	(0.03)	-	-	-
Total dividends and distributions	(0.11)		(0.17)	(0.20)	(0.15)	(0.13)	(0.11)
Net asset value, end of period	$8.51		$6.74	$7.19	$6.96	$7.95	$6.48
Total Return(b):	28.08%		(4.07)%	6.53%	(10.81)%	25.17%	(0.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$180,323		$147,445	$173,103	$171,326	$207,626	$185,120
Average net assets (000)	$172,368		$156,952	$172,031	$200,255	$192,517	$189,980
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.42	%(e)	1.47%	1.48%	1.34%	1.58%	1.66%
Expenses before waivers and/or expense reimbursement	1.55	%(e)	1.64%	1.62%	1.47%	1.59%	1.66%
Net investment income (loss)	1.46	%(e)	1.58%	2.19%	2.08%	1.62%	1.69%
Portfolio turnover rate(f)	52%		128%	94%	114%	105%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.38		$6.86	$6.64	$7.60	$6.20	$6.37
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.02	0.07	0.10	0.06	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.74		(0.38)	0.30	(0.97)	1.43	(0.17)
Total from investment operations	1.74		(0.36)	0.37	(0.87)	1.49	(0.11)
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.12)	(0.12)	(0.09)	(0.09)	(0.06)
Distributions from net realized gains	-		-	(0.03)	-	-	-
Total dividends and distributions	(0.03)		(0.12)	(0.15)	(0.09)	(0.09)	(0.06)
Net asset value, end of period	$8.09		$6.38	$6.86	$6.64	$7.60	$6.20
Total Return(c):	27.26%		(5.42)%	5.77%	(11.52)%	24.33%	(1.71)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,360		$2,381	$2,928	$12,530	$16,661	$15,892
Average net assets (000)	$2,526		$2,640	$7,163	$15,626	$15,736	$16,416
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.66	%(f)	2.81%	2.25%	2.10%	2.32%	2.36%
Expenses before waivers and/or expense reimbursement	2.79	%(f)	2.98%	2.39%	2.23%	2.33%	2.36%
Net investment income (loss)	0.12	%(f)	0.24%	1.09%	1.32%	0.86%	0.98%
Portfolio turnover rate(g)	52%		128%	94%	114%	105%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Equity Fund      47

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.81		$7.26	$7.02	$8.02	$6.54	$6.70
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.13	0.18	0.19	0.11	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83		(0.37)	0.29	(1.02)	1.52	(0.16)
Total from investment operations	1.91		(0.24)	0.47	(0.83)	1.63	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.21)	(0.20)	(0.17)	(0.15)	(0.13)
Distributions from net realized gains	-		-	(0.03)	-	-	-
Total dividends and distributions	(0.14)		(0.21)	(0.23)	(0.17)	(0.15)	(0.13)
Net asset value, end of period	$8.58		$6.81	$7.26	$7.02	$8.02	$6.54
Total Return(b):	28.21%		(3.61)%	7.05%	(10.59)%	25.46%	(0.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,237		$13,062	$14,753	$13,901	$17,344	$49,675
Average net assets (000)	$16,843		$12,955	$13,815	$17,055	$21,567	$50,923
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.09%	1.03%	1.00%	1.31%	1.36%
Expenses before waivers and/or expense reimbursement	1.13	%(e)	1.26%	1.17%	1.13%	1.32%	1.36%
Net investment income (loss)	1.93	%(e)	1.97%	2.58%	2.44%	1.57%	1.99%
Portfolio turnover rate(f)	52%		128%	94%	114%	105%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 28, 2016(a) through October 31,
	2021		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.83		$7.27	$7.03	$8.04	$6.32
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.16	0.21	0.21	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83		(0.38)	0.27	(1.03)	1.57
Total from investment operations	1.92		(0.22)	0.48	(0.82)	1.72
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.22)	(0.21)	(0.19)	-
Distributions from net realized gains	-		-	(0.03)	-	-
Total dividends and distributions	(0.16)		(0.22)	(0.24)	(0.19)	-
Net asset value, end of period	$8.59		$6.83	$7.27	$7.03	$8.04
Total Return(c):	28.32%		(3.26)%	7.33%	(10.43)%	27.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,185		$18,837	$5,487	$36,552	$39,379
Average net assets (000)	$23,910		$18,273	$23,216	$38,947	$37,891
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.78	%(f)	0.78%	0.78%	0.78%	0.95	%(f)
Expenses before waivers and/or expense reimbursement	0.98	%(f)	1.05%	0.95%	0.95%	0.99	%(f)
Net investment income (loss)	2.23	%(f)	2.33%	3.06%	2.61%	2.45	%(f)
Portfolio turnover rate(g)	52%		128%	94%	114%	105%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Equity Fund      49

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

50

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM QMA International Equity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL EQUITY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PJRAX	PJRCX	PJIZX	PJRQX
CUSIP	743969859	743969875	743969883	743969578

MF190E2

PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Local Currency Fund

June 15, 2021

PGIM Emerging Markets Debt Local Currency Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	5.13	11.02	2.03	–0.39
Class C	4.72	12.82	1.95	–0.74
Class Z	5.50	15.32	2.99	0.25
Class R6	5.36	15.20	3.05	0.30
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index
	4.17	11.22	3.02	0.27

*Not annualized

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index—The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Emerging Markets Debt Local Currency Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.13	3.84	3.30
Class C	0.11	3.22	–1.15
Class Z	0.14	4.38	4.01
Class R6	0.14	4.45	–15.95

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/21 (%)
AAA	1.6
AA	3.0
A	34.8
BBB	32.0
BB	19.0
B	3.0
CCC	1.9
CC	0.1
Not Rated	0.7
Cash/Cash Equivalents	3.9
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Emerging Markets Debt Local Currency Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,051.30	1.13%	$5.75
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
Class C	Actual	$1,000.00	$1,047.20	1.88%	$9.54
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39
Class Z	Actual	$1,000.00	$1,055.00	0.72%	$3.67
	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61
Class R6	Actual	$1,000.00	$1,053.60	0.65%	$3.31
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2021

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 94.0%

SOVEREIGN BONDS 85.1%

Angola 0.6%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%		11/12/25			400	$438,885

Argentina 0.4%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.125	(cc)	07/09/30			466	166,078
Sr. Unsec’d. Notes	1.000		07/09/29			24	8,977
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	9.950		06/09/21	(d)		140	61,944

							236,999

Brazil 4.0%
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333		02/15/28			165	178,199
Brazil Notas do Tesouro Nacional,
Notes, Series NTNF	10.000		01/01/23		BRL	4,488	871,581
Notes, Series NTNF	10.000		01/01/25		BRL	5,229	1,025,311
Notes, Series NTNF	10.000		01/01/27		BRL	1,214	237,671
Notes, Series NTNF	10.000		01/01/29		BRL	1,900	370,331
Notes, Series NTNF	10.000		01/01/31		BRL	200	39,011
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500		01/05/24		BRL	54	10,351

							2,732,455

Chile 2.4%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	4.500		03/01/26		CLP	280,000	426,949
Bonds	5.000		03/01/35		CLP	115,000	174,907
Bonds, Series 30YR	6.000		01/01/43	(a)	CLP	135,000	229,615
Unsec’d. Notes, 144A	2.300		10/01/28		CLP	175,000	227,250
Unsec’d. Notes, 144A	2.800		10/01/33		CLP	50,000	60,702
Unsec’d. Notes, 144A	4.700		09/01/30		CLP	360,000	544,884

							1,664,307

China 9.6%
China Government Bond,
Bonds	3.270		11/19/30		CNH	3,000	467,772

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

China (cont’d.)
China Government Bond, (cont’d.)
Bonds, Series 1906	3.290%	05/23/29	CNH	6,690	$1,040,776
Bonds, Series 1910	3.860	07/22/49	CNH	3,110	495,676
Bonds, Series INBK	1.990	04/09/25	CNH	6,500	967,951
Bonds, Series INBK	2.680	05/21/30	CNH	7,700	1,139,894
Bonds, Series INBK	2.850	06/04/27	CNH	12,500	1,903,965
Unsec’d. Notes, Series INBK	3.030	03/11/26	CNH	2,500	387,570
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	1,000	158,141

					6,561,745

Colombia 3.6%
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	65,071
Bonds, Series B	6.000	04/28/28	COP	2,763,200	720,056
Bonds, Series B	7.500	08/26/26	COP	1,400,000	403,523
Bonds, Series B	6.250	11/26/25	COP	1,000,000	277,108
Bonds, Series B	7.000	06/30/32	COP	1,947,600	508,335
Bonds, Series B	7.250	10/18/34	COP	777,800	204,078
Bonds, Series B	7.250	10/26/50	COP	210,000	50,540
Bonds, Series B	7.750	09/18/30	COP	500,000	140,032
Sr. Unsec’d. Notes	3.750	06/16/49	COP	254,365	65,793

					2,434,536

Czech Republic 2.9%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	2,000	119,425
Bonds, Series 078	2.500	08/25/28	CZK	2,100	103,482
Bonds, Series 089	2.400	09/17/25	CZK	3,200	155,564
Bonds, Series 094	0.950	05/15/30	CZK	12,090	525,552
Bonds, Series 095	1.000	06/26/26	CZK	3,000	136,244
Bonds, Series 100	0.250	02/10/27	CZK	8,800	381,101
Bonds, Series 103	2.000	10/13/33	CZK	5,620	263,460
Bonds, Series 105	2.750	07/23/29	CZK	3,500	176,560
Bonds, Series 121	1.200	03/13/31	CZK	3,300	145,321

					2,006,709

Dominican Republic 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	9.750	06/05/26	DOP	8,000	154,083

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

El Salvador 0.2%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750%	01/24/23		125	$131,424

Gabon 0.3%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.950	06/16/25		200	212,824

Hungary 3.9%
Hungary Government Bond,
Bonds, Series 24/C	2.500	10/24/24	HUF	40,000	139,201
Bonds, Series 25/B	5.500	06/24/25	HUF	219,080	848,966
Bonds, Series 26/D	2.750	12/22/26	HUF	70,000	245,760
Bonds, Series 26/E	1.500	04/22/26	HUF	115,000	380,269
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	152,358
Bonds, Series 28/A	6.750	10/22/28	HUF	76,680	340,499
Bonds, Series 33/A	2.250	04/20/33	HUF	70,000	221,785
Bonds, Series 34/A	2.250	06/22/34	HUF	42,700	131,963
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	71,098
Bonds, Series 51/G	4.000	04/28/51	HUF	38,920	138,684

					2,670,583

Indonesia 10.2%
Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	10,861,000	839,601
Bonds, Series 059	7.000	05/15/27	IDR	7,065,000	514,869
Bonds, Series 064	6.125	05/15/28	IDR	2,400,000	165,335
Bonds, Series 065	6.625	05/15/33	IDR	3,200,000	220,532
Bonds, Series 068	8.375	03/15/34	IDR	7,850,000	601,735
Bonds, Series 070	8.375	03/15/24	IDR	7,910,000	594,706
Bonds, Series 071	9.000	03/15/29	IDR	6,310,000	505,679
Bonds, Series 072	8.250	05/15/36	IDR	4,760,000	362,371
Bonds, Series 073	8.750	05/15/31	IDR	8,805,000	699,764
Bonds, Series 075	7.500	05/15/38	IDR	4,400,000	313,383
Bonds, Series 077	8.125	05/15/24	IDR	3,500,000	262,288
Bonds, Series 078	8.250	05/15/29	IDR	5,050,000	389,285
Bonds, Series 079	8.375	04/15/39	IDR	400,000	30,666
Bonds, Series 080	7.500	06/15/35	IDR	2,550,000	182,534
Bonds, Series 081	6.500	06/15/25	IDR	7,400,000	530,986
Bonds, Series 082	7.000	09/15/30	IDR	7,800,000	559,450

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)
Indonesia Treasury Bond, (cont’d.)
Bonds, Series 087	6.500%	02/15/31	IDR	2,000,000	$139,010
Bonds, Series FR83	7.500	04/15/40	IDR	300,000	21,370

					6,933,564

Ivory Coast 0.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	115	155,195

Malaysia 6.6%
Malaysia Government Bond,
Bonds, Series 115	3.955	09/15/25	MYR	1,650	425,671
Bonds, Series 118	3.882	03/14/25	MYR	1,977	506,259
Bonds, Series 217	4.059	09/30/24	MYR	335	86,126
Bonds, Series 219	3.885	08/15/29	MYR	2,550	653,814
Bonds, Series 307	3.502	05/31/27	MYR	500	126,102
Bonds, Series 310	4.498	04/15/30	MYR	400	106,760
Bonds, Series 311	4.392	04/15/26	MYR	285	75,073
Bonds, Series 316	3.900	11/30/26	MYR	2,970	772,177
Bonds, Series 317	4.762	04/07/37	MYR	1,237	325,116
Bonds, Series 411	4.232	06/30/31	MYR	280	72,927
Bonds, Series 413	3.844	04/15/33	MYR	390	95,654
Bonds, Series 417	3.899	11/16/27	MYR	1,370	353,598
Bonds, Series 419	3.828	07/05/34	MYR	500	121,909
Bonds, Series 513	3.733	06/15/28	MYR	1,480	378,335
Bonds, Series 519	3.757	05/22/40	MYR	900	208,908
Malaysia Government Investment Issue,
Bonds, Series 617	4.724	06/15/33	MYR	600	158,811

					4,467,240

Mexico 4.6%
Mexican Bonos,
Bonds, Series M	7.750	05/29/31	MXN	15,100	789,968
Bonds, Series M	8.000	11/07/47	MXN	10,815	539,973
Bonds, Series M20	7.500	06/03/27	MXN	11,000	576,707
Bonds, Series M30	10.000	11/20/36	MXN	2,355	144,269
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	5,400	264,903
Sr. Unsec’d. Notes, Series M20	8.500	05/31/29	MXN	2,500	137,525
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	7,000	373,565

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico (cont’d.)
Mexican Udibonos,
Bonds	4.500%	12/04/25	MXN	2,937	$162,368
Bonds, Series S	2.750	11/27/31	MXN	2,879	140,107

					3,129,385

Nigeria 0.3%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25		200	227,565

Pakistan 0.9%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	8.250	09/30/25		200	222,826
Third Pakistan International Sukuk Co. Ltd. (The),
Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	411,566

					634,392

Peru 2.6%
Peru Government Bond,
Bonds	6.950	08/12/31	PEN	190	56,109
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	1,000	233,788
Sr. Unsec’d. Notes	5.400	08/12/34	PEN	580	146,897
Sr. Unsec’d. Notes	5.940	02/12/29	PEN	200	57,569
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	1,150	318,978
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.350	08/12/28	PEN	555	163,847
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	651	185,572
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	958	284,336
Sr. Unsec’d. Notes	8.200	08/12/26	PEN	1,032	345,401

					1,792,497

Philippines 0.2%
Philippine Government Bond,
Bonds, Series 1060	3.625	09/09/25	PHP	5,600	119,201

Poland 4.7%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	427,194
Bonds, Series 0725	3.250	07/25/25	PLN	1,821	530,868
Bonds, Series 0726	2.500	07/25/26	PLN	3,740	1,065,195

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Poland (cont’d.)
Republic of Poland Government Bond, (cont’d.)
Bonds, Series 0727	2.500%	07/25/27	PLN	1,600	$455,850
Bonds, Series 1029	2.750	10/25/29	PLN	1,740	501,072
Bonds, Series 1030	1.250	10/25/30	PLN	750	189,835

					3,170,014

Romania 2.6%
Romania Government Bond,
Bonds, Series 05YR	3.650	07/28/25	RON	1,000	254,875
Bonds, Series 05YR	4.250	06/28/23	RON	2,670	679,506
Bonds, Series 07YR	3.250	04/29/24	RON	750	188,153
Bonds, Series 07YR	4.850	04/22/26	RON	980	264,000
Bonds, Series 10YR	5.000	02/12/29	RON	500	139,615
Bonds, Series 10YR	5.850	04/26/23	RON	460	120,245
Bonds, Series 15YR	3.650	09/24/31	RON	590	148,604

					1,794,998

Russia 3.3%
Russian Federal Bond - OFZ,
Bonds, Series 6212	7.050	01/19/28	RUB	19,800	267,944
Bonds, Series 6218	8.500	09/17/31	RUB	16,712	246,246
Bonds, Series 6219	7.750	09/16/26	RUB	12,000	167,595
Bonds, Series 6221	7.700	03/23/33	RUB	17,050	238,221
Bonds, Series 6222	7.100	10/16/24	RUB	10,000	136,633
Bonds, Series 6224	6.900	05/23/29	RUB	15,000	199,844
Bonds, Series 6228	7.650	04/10/30	RUB	22,600	315,106
Bonds, Series 6229	7.150	11/12/25	RUB	7,500	102,507
Bonds, Series 6230	7.700	03/16/39	RUB	15,200	214,188
Bonds, Series 6232	6.000	10/06/27	RUB	8,500	108,973
Russian Federal Inflation Linked Bond,
Unsec’d. Notes, Series 2003	2.500	07/17/30	RUB	21,112	276,822

					2,274,079

South Africa 9.9%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2023	7.750	02/28/23	ZAR	1,500	108,871
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	16,110	1,027,353
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	14,030	850,322
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	12,270	727,916
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	7,880	440,762

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Africa (cont’d.)
Republic of South Africa Government Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 2040	9.000%	01/31/40	ZAR	4,130	$236,028
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	5,485	301,117
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	10,375	569,115
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	21,126	1,662,884
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	177,404
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	7,830	447,895
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	4,470	194,915

					6,744,582

Thailand 7.3%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	20,635	659,543
Bonds	2.875	12/17/28	THB	24,740	870,505
Bonds	2.875	06/17/46	THB	7,150	233,982
Bonds	3.300	06/17/38	THB	8,300	301,950
Bonds	3.400	06/17/36	THB	11,040	406,394
Sr. Unsec’d. Notes	1.600	06/17/35	THB	7,100	213,979
Sr. Unsec’d. Notes	2.125	12/17/26	THB	22,820	769,815
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	291,710
Sr. Unsec’d. Notes	3.650	06/20/31	THB	17,100	643,828
Sr. Unsec’d. Notes	3.775	06/25/32	THB	15,300	581,948

					4,973,654

Turkey 2.3%
Turkey Government Bond,
Bonds	8.500	09/14/22	TRY	395	42,806
Bonds	8.800	09/27/23	TRY	500	50,243
Bonds	9.000	07/24/24	TRY	2,700	258,623
Bonds	10.500	08/11/27	TRY	1,031	90,614
Bonds	10.600	02/11/26	TRY	2,480	230,130
Bonds	11.000	02/24/27	TRY	1,630	148,787
Bonds	12.200	01/18/23	TRY	2,315	259,691
Bonds	12.400	03/08/28	TRY	1,000	94,945
Turkey Government International Bond,
Sr. Unsec’d. Notes	7.375	02/05/25		350	371,575

					1,547,414

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ukraine 1.1%
Ukraine Government International Bond,
Bonds	17.000%	05/11/22	UAH	500	$18,833
Bonds, 144A	11.670	11/22/23	UAH	2,414	84,479
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	150	192,797
Sr. Unsec’d. Notes	7.750	09/01/24		402	431,447
Unsec’d. Notes, 144A	17.250	01/05/22	UAH	1,328	49,616

					777,172

Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875	06/20/22	UYU	3,260	77,024
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	44,452

					121,476

TOTAL SOVEREIGN BONDS
(cost $58,782,427)					58,106,978

CORPORATE BONDS 7.9%

Belarus 0.3%
Development Bank of the Republic of Belarus JSC,
Sr. Unsec’d. Notes, 144A	6.750	05/02/24		200	195,551

Brazil 0.6%
JSM Global Sarl,
Gtd. Notes, 144A	4.750	10/20/30		200	202,483
Petrobras Global Finance BV,
Gtd. Notes	8.750	05/23/26		165	210,327

					412,810

Jamaica 0.3%
Digicel Ltd.,
Gtd. Notes	6.750	03/01/23		235	221,771

Malaysia 0.3%
Gohl Capital Ltd.,
Gtd. Notes	4.250	01/24/27		200	211,355

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico 2.5%
America Movil SAB de CV,
Sr. Unsec’d. Notes	6.450%		12/05/22	MXN	14,250	$712,917
Petroleos Mexicanos,
Gtd. Notes	6.490		01/23/27		55	58,139
Gtd. Notes	6.500		03/13/27		80	84,539
Gtd. Notes	7.190		09/12/24	MXN	8,000	373,359
Gtd. Notes, 144A	7.650		11/24/21	MXN	4,120	204,055
Gtd. Notes, MTN	6.875		08/04/26		235	255,129

						1,688,138

Russia 1.7%
Gazprom Capital OOO,
Gtd. Notes, Series BO03	7.150	(cc)	02/15/28	RUB	45,000	602,772
Gtd. Notes, Series BO05	8.900	(cc)	02/03/27	RUB	42,000	585,833

						1,188,605

South Africa 0.6%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, 144A, MTN	6.750		08/06/23		200	209,005
Sasol Financing USA LLC,
Gtd. Notes	5.875		03/27/24		200	213,504

						422,509

Supranational Bank 1.6%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	7.500		05/15/22	IDR	900,000	63,601
Sr. Unsec’d. Notes, GMTN	6.450		12/13/22	IDR	7,500,000	530,245
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	3.000		05/24/24	PLN	600	169,208
Sr. Unsec’d. Notes, EMTN	12.576	(s)	09/05/22	TRY	1,260	120,511
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	7.450		08/20/21	IDR	2,500,000	173,934

						1,057,499

TOTAL CORPORATE BONDS
(cost $5,765,219)						5,398,238

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATION 1.0%

Brazil
Brazil Letras do Tesouro Nacional,
(cost $679,000)	6.144	%(s)	01/01/24	BRL	4,318	$655,936

TOTAL LONG-TERM INVESTMENTS
(cost $65,226,646)						64,161,152

				Shares

SHORT-TERM INVESTMENTS 3.2%

AFFILIATED MUTUAL FUNDS 3.2%
PGIM Core Ultra Short Bond Fund(wa)					1,919,078	1,919,078
PGIM Institutional Money Market Fund
(cost $248,110; includes $248,101 of cash collateral for securities on loan)(b)(wa)					248,233	248,110

TOTAL AFFILIATED MUTUAL FUNDS
(cost $2,167,188)						2,167,188

OPTIONS PURCHASED*~ 0.0%
(cost $21,226)	10,286

TOTAL SHORT-TERM INVESTMENTS
(cost $2,188,414)	2,177,474

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN
(cost $67,415,060)	66,338,626

OPTIONS WRITTEN*~ (0.1)%
(premiums received $(59,300))	(47,574)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.1%
(cost $67,355,760)	66,291,052
Other assets in excess of liabilities(z) 2.9%	1,949,001

NET ASSETS 100.0%	$68,240,053

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

See Notes to Financial Statements.

18

CZK—Czech Koruna

DOP—Dominican Peso

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

USD—US Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BROIS—Brazil Overnight Index Swap

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MosPRIME—Moscow Prime Offered Rate

MTN—Medium Term Note

OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $227,221; cash collateral of $248,101 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	Goldman Sachs International	07/12/21	7.30	—	944	$50
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	05/21/21	75.00	—	3,456	10,181
Currency Option USD vs INR	Call	Goldman Sachs International	05/21/21	83.00	—	3,456	31
Currency Option USD vs RUB	Call	Goldman Sachs International	05/06/21	90.00	—	339	—
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/05/21	18.50	—	683	—
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/04/21	70.00	—	340	—
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/06/21	70.00	—	692	—
Currency Option USD vs RUB	Put	Morgan Stanley & Co. International PLC	05/06/21	70.00	—	340	—
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/03/21	7.50	—	339	—
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	7.00	—	677	16
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	7.00	—	339	8

Total Options Purchased (cost $21,226)							$10,286

See Notes to Financial Statements.

20

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	Goldman Sachs International	07/12/21	6.70	—	944	$(1,216)
Currency Option USD vs INR	Call	Goldman Sachs International	05/21/21	75.00	—	3,456	(10,181)
Currency Option USD vs RUB	Call	Goldman Sachs International	05/06/21	77.00	—	339	(334)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/05/21	20.05	—	683	(1,077)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/04/21	76.50	—	340	(6,038)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/06/21	75.50	—	692	(5,787)
Currency Option USD vs RUB	Put	Morgan Stanley & Co. International PLC	05/06/21	77.50	—	340	(10,532)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/03/21	8.00	—	339	(1)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	8.25	—	677	(8,272)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	8.25	—	339	(4,136)

Total Options Written (premiums received $59,300)							$(47,574)

Futures contracts outstanding at April 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2021	$1,103,789	$908
3	5 Year Euro-Bobl	Jun. 2021	485,938	190
20	5 Year U.S. Treasury Notes	Jun. 2021	2,478,750	15,866
4	10 Year U.S. Treasury Notes	Jun. 2021	528,125	9,456
1	Euro Schatz Index	Jun. 2021	134,748	41

				$26,461

Forward foreign currency exchange contracts outstanding at April 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar, Expiring 07/20/21	Barclays Bank PLC	AUD	672	$ 520,441	$ 517,631	$ —	$ (2,810)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/20/21	Goldman Sachs International	AUD	218	$170,000	$168,042	$—	$(1,958)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	AUD	218	168,523	167,996	—	(527)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	AUD	218	170,000	167,897	—	(2,103)
Brazilian Real,
Expiring 05/04/21	Barclays Bank PLC	BRL	411	73,000	75,593	2,593	—
Expiring 05/04/21	Citibank, N.A.	BRL	912	164,744	167,788	3,044	—
Expiring 05/04/21	Citibank, N.A.	BRL	826	147,000	152,018	5,018	—
Expiring 05/04/21	Credit Suisse International	BRL	767	136,000	141,156	5,156	—
Expiring 05/04/21	Credit Suisse International	BRL	491	89,000	90,372	1,372	—
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	18,523	3,438,849	3,408,635	—	(30,214)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	912	159,730	167,884	8,154	—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	1,154	206,000	212,278	6,278	—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	750	136,000	137,952	1,952	—
Expiring 07/02/21	Deutsche Bank AG	BRL	15,038	2,716,918	2,752,907	35,989	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	1,411	259,691	258,370	—	(1,321)
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	150	27,000	27,410	410	—
Chilean Peso,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	120,951	170,000	170,130	130	—
Chinese Renminbi,
Expiring 05/14/21	Citibank, N.A.	CNH	4,640	664,965	716,081	51,116	—
Expiring 05/18/21	BNP Paribas S.A.	CNH	675	103,319	104,159	840	—
Expiring 05/18/21	Goldman Sachs International	CNH	1,123	172,456	173,222	766	—
Expiring 05/18/21	Goldman Sachs International	CNH	824	127,472	127,084	—	(388)
Expiring 05/18/21	HSBC Bank PLC	CNH	2,127	329,000	328,170	—	(830)
Expiring 05/18/21	HSBC Bank PLC	CNH	1,732	265,000	267,140	2,140	—
Expiring 05/18/21	HSBC Bank PLC	CNH	1,731	265,000	267,062	2,062	—
Expiring 05/18/21	HSBC Bank PLC	CNH	1,140	175,000	175,927	927	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	10,969	1,685,376	1,692,381	7,005	—

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	892	$138,000	$137,576	$—	$(424)
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	456	70,519	70,426	—	(93)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	2,595	399,000	400,400	1,400	—
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	536	81,127	82,668	1,541	—
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	395	61,124	60,892	—	(232)
Expiring 05/18/21	UBS AG	CNH	1,177	181,000	181,565	565	—
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	616,123	168,000	163,770	—	(4,230)
Expiring 06/16/21	BNP Paribas S.A.	COP	349,575	96,000	92,919	—	(3,081)
Expiring 06/16/21	Citibank, N.A.	COP	437,017	119,591	116,162	—	(3,429)
Expiring 06/16/21	Goldman Sachs International	COP	1,218,239	336,000	323,816	—	(12,184)
Expiring 06/16/21	Goldman Sachs International	COP	486,200	130,000	129,235	—	(765)
Expiring 06/16/21	Goldman Sachs International	COP	481,563	131,000	128,002	—	(2,998)
Expiring 06/16/21	Goldman Sachs International	COP	471,590	132,000	125,352	—	(6,648)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	COP	623,117	171,000	165,629	—	(5,371)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	331,064	91,000	87,999	—	(3,001)
Czech Koruna,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CZK	18,171	837,527	844,811	7,284	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	17,459	798,445	811,681	13,236	—
Euro,
Expiring 07/19/21	Citibank, N.A.	EUR	282	337,000	339,112	2,112	—
Expiring 07/19/21	Citibank, N.A.	EUR	71	85,383	84,899	—	(484)
Expiring 07/19/21	Citibank, N.A.	EUR	71	85,382	84,899	—	(483)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	140	170,000	168,434	—	(1,566)
Expiring 07/19/21	The Toronto-Dominion Bank	EUR	140	168,000	168,702	702	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	46,188	155,000	154,066	—	(934)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/16/21	Citibank, N.A.	INR	5,819	$78,740	$77,883	$—	$(857)
Expiring 06/16/21	Citibank, N.A.	INR	4,189	56,630	56,063	—	(567)
Expiring 06/16/21	HSBC Bank PLC	INR	13,740	182,000	183,897	1,897	—
Expiring 06/16/21	HSBC Bank PLC	INR	13,064	173,000	174,853	1,853	—
Expiring 06/16/21	HSBC Bank PLC	INR	12,735	168,000	170,455	2,455	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	123,461	1,660,666	1,652,462	—	(8,204)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	92,452	1,245,814	1,237,422	—	(8,392)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	32,676	443,633	437,347	—	(6,286)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	13,818	182,000	184,948	2,948	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	87,989	1,191,328	1,177,685	—	(13,643)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	13,099	173,000	175,324	2,324	—
Indonesian Rupiah,
Expiring 06/16/21	Goldman Sachs International	IDR	2,718,204	186,000	186,792	792	—
Expiring 06/16/21	HSBC Bank PLC	IDR	1,608,501	111,000	110,534	—	(466)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	8,893,222	609,083	611,134	2,051	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	2,472,274	169,000	169,892	892	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	740,144	51,015	50,861	—	(154)
Expiring 06/16/21	UBS AG	IDR	1,595,000	110,000	109,607	—	(393)
Israeli Shekel,
Expiring 06/16/21	Barclays Bank PLC	ILS	2,450	739,263	754,525	15,262	—
Expiring 06/16/21	Citibank, N.A.	ILS	2,450	741,502	754,525	13,023	—
Expiring 06/16/21	Citibank, N.A.	ILS	601	183,000	185,187	2,187	—
Expiring 06/16/21	Citibank, N.A.	ILS	554	170,000	170,545	545	—
Expiring 06/16/21	Citibank, N.A.	ILS	551	168,000	169,821	1,821	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	ILS	272	81,673	83,663	1,990	—
Japanese Yen,
Expiring 07/19/21	BNP Paribas S.A.	JPY	18,209	167,311	166,730	—	(581)
Malaysian Ringgit,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MYR	3,184	769,910	775,181	5,271	—

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co.
	International PLC	MYR	283	$68,009	$68,873	$864	$—
Mexican Peso,
Expiring 06/16/21	Bank of America, N.A.	MXN	2,743	131,883	134,686	2,803	—
Expiring 06/16/21	Goldman Sachs
	International	MXN	3,578	171,338	175,698	4,360	—
Expiring 06/16/21	Goldman Sachs International	MXN	3,415	170,000	167,694	—	(2,306)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	3,605	173,000	177,013	4,013	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	2,898	135,000	142,315	7,315	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	2,751	132,000	135,100	3,100	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	2,715	130,000	133,333	3,333	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	27,356	1,309,120	1,343,289	34,169	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	27,356	1,305,989	1,343,289	37,300	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	4,984	248,653	244,742	—	(3,911)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	2,913	138,959	143,033	4,074	—
New Taiwanese Dollar,
Expiring 06/16/21	Goldman Sachs International	TWD	48,629	1,769,790	1,748,540	—	(21,250)
Expiring 06/16/21	Goldman Sachs International	TWD	2,510	89,583	90,256	673	—
New Zealand Dollar,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	NZD	235	170,000	168,004	—	(1,996)
Peruvian Nuevo Sol,
Expiring 06/16/21	BNP Paribas S.A.	PEN	775	215,000	204,780	—	(10,220)
Expiring 06/16/21	Citibank, N.A.	PEN	733	192,000	193,713	1,713	—
Expiring 06/16/21	Citibank, N.A.	PEN	669	183,400	176,896	—	(6,504)
Expiring 06/16/21	Goldman Sachs International	PEN	988	267,000	261,265	—	(5,735)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PEN	650	172,408	171,786	—	(622)
Expiring 06/16/21	Morgan Stanley & Co.
	International PLC	PEN	757	205,000	200,166	—	(4,834)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	153	$40,738	$40,343	$—	$(395)
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	21,854	446,000	449,581	3,581	—
Expiring 06/16/21	Citibank, N.A.	PHP	10,773	220,000	221,626	1,626	—
Expiring 06/16/21	HSBC Bank PLC	PHP	18,755	383,000	385,811	2,811	—
Expiring 06/16/21	HSBC Bank PLC	PHP	13,176	269,000	271,055	2,055	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	13,095	266,000	269,391	3,391	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	10,868	221,000	223,575	2,575	—
Expiring 06/16/21	Standard Chartered	PHP	12,980	265,000	267,013	2,013	—
Polish Zloty,
Expiring 07/19/21	Barclays Bank PLC	PLN	566	150,000	149,215	—	(785)
Expiring 07/19/21	Citibank, N.A.	PLN	4,341	1,140,755	1,145,080	4,325	—
Expiring 07/19/21	Citibank, N.A.	PLN	568	149,498	149,834	336	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	PLN	574	152,000	151,452	—	(548)
Romanian Leu,
Expiring 07/19/21	Goldman Sachs International	RON	1,708	411,456	415,731	4,275	—
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	104,291	1,400,080	1,378,305	—	(21,775)
Expiring 06/16/21	Barclays Bank PLC	RUB	15,185	207,000	200,685	—	(6,315)
Expiring 06/16/21	Barclays Bank PLC	RUB	10,002	129,000	132,184	3,184	—
Expiring 06/16/21	Citibank, N.A.	RUB	2,410	31,377	31,850	473	—
Expiring 06/16/21	Goldman Sachs International	RUB	2,915	38,257	38,527	270	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	104,291	1,398,006	1,378,304	—	(19,702)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	65,868	881,120	870,508	—	(10,612)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	5,678	75,201	75,032	—	(169)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	25,540	340,000	337,538	—	(2,462)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	12,670	170,000	167,444	—	(2,556)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	8,782	113,000	116,056	3,056	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	5,612	73,000	74,163	1,163	—

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 06/16/21	BNP Paribas S.A.	SGD	234	$174,000	$175,751	$1,751	$—
Expiring 06/16/21	Credit Suisse International	SGD	361	269,000	270,910	1,910	—
South African Rand,
Expiring 06/17/21	Barclays Bank PLC	ZAR	4,919	340,657	336,890	—	(3,767)
Expiring 06/17/21	Barclays Bank PLC	ZAR	1,432	94,281	98,055	3,774	—
Expiring 06/17/21	BNP Paribas S.A.	ZAR	1,271	86,000	87,077	1,077	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,915	127,000	131,149	4,149	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,667	114,000	114,148	148	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,113	76,000	76,201	201	—
Expiring 06/17/21	UBS AG	ZAR	1,144	76,110	78,371	2,261	—
Expiring 06/17/21	UBS AG	ZAR	745	50,659	51,002	343	—
South Korean Won,
Expiring 06/16/21	Citibank, N.A.	KRW	377,480	334,000	337,659	3,659	—
Expiring 06/16/21	Citibank, N.A.	KRW	246,422	220,000	220,427	427	—
Expiring 06/16/21	Citibank, N.A.	KRW	188,224	170,000	168,368	—	(1,632)
Expiring 06/16/21	Credit Suisse International	KRW	151,949	134,000	135,920	1,920	—
Expiring 06/16/21	HSBC Bank PLC	KRW	373,827	335,000	334,391	—	(609)
Expiring 06/16/21	HSBC Bank PLC	KRW	156,135	138,000	139,664	1,664	—
Expiring 06/16/21	HSBC Bank PLC	KRW	150,170	133,000	134,329	1,329	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	KRW	148,119	131,000	132,494	1,494	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	189,387	170,000	169,408	—	(592)
Expiring 06/16/21	Standard Chartered	KRW	203,418	180,000	181,959	1,959	—
Expiring 06/16/21	Standard Chartered	KRW	197,146	175,000	176,349	1,349	—
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	7,545	241,000	242,250	1,250	—
Expiring 06/16/21	Citibank, N.A.	THB	4,667	148,000	149,842	1,842	—
Expiring 06/16/21	Goldman Sachs International	THB	29,840	966,169	958,071	—	(8,098)
Expiring 06/16/21	Goldman Sachs International	THB	5,314	170,000	170,615	615	—
Expiring 06/16/21	Goldman Sachs International	THB	4,250	137,730	136,437	—	(1,293)
Expiring 06/16/21	HSBC Bank PLC	THB	39,506	1,297,412	1,268,403	—	(29,009)
Expiring 06/16/21	HSBC Bank PLC	THB	13,563	432,000	435,466	3,466	—
Expiring 06/16/21	HSBC Bank PLC	THB	10,444	332,000	335,325	3,325	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	6,796	217,000	218,199	1,199	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	5,541	$177,100	$177,902	$802	$—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	2,033	65,159	65,256	97	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	5,279	169,000	169,481	481	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	4,597	147,000	147,607	607	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	2,123	67,836	68,157	321	—
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	2,033	260,749	239,670	—	(21,079)
Expiring 06/16/21	Barclays Bank PLC	TRY	1,851	243,194	218,172	—	(25,022)
Expiring 06/16/21	Goldman Sachs International	TRY	1,547	184,258	182,372	—	(1,886)
Expiring 06/16/21	Goldman Sachs International	TRY	907	116,963	106,916	—	(10,047)
Expiring 06/16/21	Goldman Sachs International	TRY	161	20,419	19,002	—	(1,417)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	2,576	342,751	303,704	—	(39,047)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	2,419	317,675	285,193	—	(32,482)

				$53,223,892	$53,198,972	399,374	(424,294)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/04/21	Citibank, N.A.	BRL	2,481	$438,218	$456,549	$—	$(18,331)
Expiring 05/04/21	Citibank, N.A.	BRL	1,075	183,000	197,905	—	(14,905)
Expiring 05/04/21	Citibank, N.A.	BRL	517	88,000	95,071	—	(7,071)
Expiring 05/04/21	Citibank, N.A.	BRL	511	89,000	94,014	—	(5,014)
Expiring 05/04/21	Deutsche Bank AG	BRL	15,038	2,729,270	2,767,445	—	(38,175)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	1,158	208,000	213,038	—	(5,038)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	960	171,000	176,750	—	(5,750)

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	1,910	$342,000	$351,504	$—	$(9,504)
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	556	99,245	102,370	—	(3,125)
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	538	94,857	99,031	—	(4,174)
Expiring 07/02/21	Credit Suisse International	BRL	610	113,000	111,627	1,373	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	BRL	269	49,352	49,321	31	—
Chilean Peso,
Expiring 06/16/21	Citibank, N.A.	CLP	118,449	170,000	166,612	3,388	—
Expiring 06/16/21	HSBC Bank PLC	CLP	123,826	169,000	174,175	—	(5,175)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	377,114	509,958	530,453	—	(20,495)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	126,636	173,000	178,128	—	(5,128)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	123,953	169,000	174,354	—	(5,354)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	28,960	40,653	40,736	—	(83)
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	4,640	666,044	716,081	—	(50,037)
Expiring 05/18/21	BNP Paribas S.A.	CNH	950	146,215	146,567	—	(352)
Expiring 05/18/21	Citibank, N.A.	CNH	1,717	260,000	264,879	—	(4,879)
Expiring 05/18/21	Citibank, N.A.	CNH	846	128,735	130,584	—	(1,849)
Expiring 05/18/21	Goldman Sachs International	CNH	6,513	991,000	1,004,828	—	(13,828)
Expiring 05/18/21	HSBC Bank PLC	CNH	2,655	402,000	409,616	—	(7,616)
Expiring 05/18/21	HSBC Bank PLC	CNH	2,176	332,000	335,695	—	(3,695)
Expiring 05/18/21	HSBC Bank PLC	CNH	2,123	323,000	327,492	—	(4,492)
Expiring 05/18/21	HSBC Bank PLC	CNH	1,019	154,345	157,191	—	(2,846)
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	1,211	184,025	186,880	—	(2,855)
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	901	138,356	139,082	—	(726)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	1,649	252,000	254,439	—	(2,439)
Expiring 05/18/21	UBS AG	CNH	4,526	692,017	698,257	—	(6,240)
Colombian Peso,
Expiring 06/16/21	Citibank, N.A.	COP	533,397	143,724	141,780	1,944	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	COP	301,699	$80,442	$80,194	$248	$—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	460,194	126,000	122,322	3,678	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	407,744	112,000	108,381	3,619	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	278,265	77,000	73,965	3,035	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	272,867	74,531	72,530	2,001	—
Euro,
Expiring 07/19/21	BNP Paribas S.A.	EUR	33	39,148	39,312	—	(164)
Expiring 07/19/21	HSBC Bank PLC	EUR	43	51,863	52,112	—	(249)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	307	368,503	369,705	—	(1,202)
Hungarian Forint,
Expiring 07/19/21	Bank of America, N.A.	HUF	21,601	71,899	72,054	—	(155)
Expiring 07/19/21	Barclays Bank PLC	HUF	126,917	419,345	423,350	—	(4,005)
Expiring 07/19/21	Barclays Bank PLC	HUF	18,931	62,684	63,148	—	(464)
Expiring 07/19/21	Goldman Sachs International	HUF	39,255	130,181	130,943	—	(762)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	HUF	17,902	59,767	59,716	51	—
Indian Rupee,
Expiring 06/16/21	BNP Paribas S.A.	INR	16,813	223,000	225,038	—	(2,038)
Expiring 06/16/21	BNP Paribas S.A.	INR	9,712	129,000	129,985	—	(985)
Expiring 06/16/21	Citibank, N.A.	INR	23,390	318,000	313,061	4,939	—
Expiring 06/16/21	Citibank, N.A.	INR	12,603	171,000	168,688	2,312	—
Expiring 06/16/21	Credit Suisse International	INR	15,885	216,000	212,608	3,392	—
Expiring 06/16/21	HSBC Bank PLC	INR	15,610	211,000	208,927	2,073	—
Expiring 06/16/21	HSBC Bank PLC	INR	13,400	182,000	179,347	2,653	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	15,275	201,000	204,448	—	(3,448)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	14,616	197,000	195,632	1,368	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	13,812	184,000	184,866	—	(866)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	10,523	143,000	140,840	2,160	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	18,250	244,000	244,264	—	(264)

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	15,301	$205,000	$204,799	$201	$—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	5,619	74,531	75,206	—	(675)
Indonesian Rupiah,
Expiring 06/16/21	BNP Paribas S.A.	IDR	6,163,124	417,697	423,524	—	(5,827)
Expiring 06/16/21	Citibank, N.A.	IDR	996,070	67,700	68,449	—	(749)
Expiring 06/16/21	Citibank, N.A.	IDR	726,557	49,635	49,928	—	(293)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	2,541,009	174,000	174,616	—	(616)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	1,684,923	115,000	115,786	—	(786)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	IDR	2,570,128	176,000	176,617	—	(617)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	IDR	2,397,112	162,612	164,727	—	(2,115)
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	429	129,000	131,984	—	(2,984)
Expiring 06/16/21	Bank of America, N.A.	ILS	134	40,653	41,209	—	(556)
Expiring 06/16/21	Citibank, N.A.	ILS	628	189,000	193,389	—	(4,389)
Expiring 06/16/21	Citibank, N.A.	ILS	440	132,000	135,673	—	(3,673)
Japanese Yen,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	36,604	339,000	335,159	3,841	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	18,228	167,670	166,900	770	—
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	JPY	18,494	170,000	169,344	656	—
Malaysian Ringgit,
Expiring 06/16/21	Barclays Bank PLC	MYR	457	110,000	111,397	—	(1,397)
Expiring 06/16/21	Goldman Sachs International	MYR	434	105,000	105,797	—	(797)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MYR	365	88,082	88,837	—	(755)
Mexican Peso,
Expiring 06/16/21	BNP Paribas S.A.	MXN	2,251	111,000	110,550	450	—
Expiring 06/16/21	BNP Paribas S.A.	MXN	1,936	94,000	95,053	—	(1,053)
Expiring 06/16/21	BNP Paribas S.A.	MXN	1,702	81,000	83,552	—	(2,552)
Expiring 06/16/21	Citibank, N.A.	MXN	6,916	340,856	339,585	1,271	—
Expiring 06/16/21	Citibank, N.A.	MXN	4,858	233,004	238,571	—	(5,567)
Expiring 06/16/21	Citibank, N.A.	MXN	3,885	191,000	190,787	213	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/16/21	Goldman Sachs International	MXN	3,981	$198,924	$195,463	$3,461	$—
Expiring 06/16/21	Goldman Sachs International	MXN	3,579	175,973	175,726	247	—
Expiring 06/16/21	Goldman Sachs International	MXN	1,616	77,000	79,333	—	(2,333)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	1,405	65,337	68,972	—	(3,635)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	1,387	68,434	68,119	315	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	2,337	115,184	114,780	404	—
New Taiwanese Dollar,
Expiring 06/16/21	Citibank, N.A.	TWD	5,801	207,000	208,593	—	(1,593)
Expiring 06/16/21	Credit Suisse International TWD	8,873	316,000	319,063	—	(3,063)
Expiring 06/16/21	Credit Suisse International TWD	8,277	296,000	297,608	—	(1,608)
Expiring 06/16/21	Credit Suisse International TWD	4,912	174,000	176,609	—	(2,609)
Expiring 06/16/21	HSBC Bank PLC	TWD	8,255	292,000	296,809	—	(4,809)
Peruvian Nuevo Sol,
Expiring 06/16/21	Citibank, N.A.	PEN	3,158	852,606	834,855	17,751	—
Expiring 06/16/21	Citibank, N.A.	PEN	638	170,000	168,650	1,350	—
Expiring 06/16/21	Citibank, N.A.	PEN	138	38,000	36,461	1,539	—
Expiring 06/16/21	Goldman Sachs International	PEN	1,700	459,009	449,538	9,471	—
Expiring 06/16/21	Goldman Sachs International	PEN	1,160	317,799	306,654	11,145	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PEN	139	36,716	36,769	—	(53)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	1,183	322,996	312,788	10,208	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	297	80,000	78,411	1,589	—
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	9,630	198,000	198,111	—	(111)
Expiring 06/16/21	Goldman Sachs International	PHP	16,304	335,000	335,409	—	(409)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	10,729	221,000	220,715	285	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	1,052	21,527	21,637	—	(110)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PHP	4,312	88,082	88,710	—	(628)

See Notes to Financial Statements.

32

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/16/21	Standard Chartered	PHP	9,229	$190,000	$189,861	$139	$—
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	135	35,581	35,551	30	—
Romanian Leu,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	RON	217	52,722	52,689	33	—
Russian Ruble,
Expiring 06/16/21	Citibank, N.A.	RUB	4,584	59,434	60,584	—	(1,150)
Expiring 06/16/21	Deutsche Bank AG	RUB	5,591	75,000	73,885	1,115	—
Expiring 06/16/21	Goldman Sachs International	RUB	7,827	105,000	103,444	1,556	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	5,144	70,000	67,985	2,015	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	25,364	339,000	335,205	3,795	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	6,175	82,000	81,603	397	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	3,172	40,653	41,925	—	(1,272)
Singapore Dollar,
Expiring 06/16/21	Goldman Sachs International	SGD	242	181,000	181,728	—	(728)
Expiring 06/16/21	Goldman Sachs International	SGD	55	40,653	40,959	—	(306)
Expiring 06/16/21	HSBC Bank PLC	SGD	329	245,000	246,864	—	(1,864)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	588	441,987	442,141	—	(154)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	295	222,000	221,776	224	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	247	184,000	185,558	—	(1,558)
Expiring 06/16/21	UBS AG	SGD	287	215,000	215,612	—	(612)
South African Rand,
Expiring 06/17/21	Bank of America, N.A.	ZAR	2,034	130,000	139,279	—	(9,279)
Expiring 06/17/21	Barclays Bank PLC	ZAR	12,240	802,122	838,324	—	(36,202)
Expiring 06/17/21	Barclays Bank PLC	ZAR	2,620	181,454	179,428	2,026	—
Expiring 06/17/21	Barclays Bank PLC	ZAR	1,294	90,604	88,622	1,982	—
Expiring 06/17/21	BNP Paribas S.A.	ZAR	2,050	132,000	140,368	—	(8,368)
Expiring 06/17/21	BNP Paribas S.A.	ZAR	1,425	91,725	97,580	—	(5,855)
Expiring 06/17/21	Deutsche Bank AG	ZAR	11,868	771,501	812,824	—	(41,323)
Expiring 06/17/21	HSBC Bank PLC	ZAR	2,155	137,000	147,580	—	(10,580)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	31,475	$2,059,418	$2,155,691	$—	$(96,273)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,073	73,549	73,523	26	—
Expiring 06/17/21	Morgan Stanley & Co. International PLC	ZAR	2,608	170,000	178,651	—	(8,651)
Expiring 06/17/21	UBS AG	ZAR	1,092	73,236	74,778	—	(1,542)
Expiring 06/17/21	UBS AG	ZAR	866	57,087	59,345	—	(2,258)
South Korean Won,
Expiring 06/16/21	HSBC Bank PLC	KRW	2,058,793	1,802,101	1,841,609	—	(39,508)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	242,547	218,000	216,960	1,040	—
Expiring 06/16/21	UBS AG	KRW	161,908	142,000	144,829	—	(2,829)
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	8,272	268,000	265,574	2,426	—
Expiring 06/16/21	Goldman Sachs International	THB	9,365	305,000	300,678	4,322	—
Expiring 06/16/21	Goldman Sachs International	THB	6,197	196,490	198,967	—	(2,477)
Expiring 06/16/21	HSBC Bank PLC	THB	10,619	340,000	340,929	—	(929)
Expiring 06/16/21	HSBC Bank PLC	THB	5,452	176,000	175,057	943	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	7,980	259,000	256,219	2,781	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	6,905	220,000	221,685	—	(1,685)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	1,203	38,359	38,640	—	(281)
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	647	82,000	76,243	5,757	—
Expiring 06/16/21	Citibank, N.A.	TRY	2,468	279,600	291,004	—	(11,404)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	6,318	729,098	744,877	—	(15,779)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	513	65,647	60,533	5,114	—
Expiring 06/16/21	UBS AG	TRY	1,764	209,424	207,912	1,512	—
Ukraine Hryvna,
Expiring 05/05/21	JPMorgan Chase Bank, N.A.	UAH	5,337	186,405	191,608	—	(5,203)

				$36,698,254	$37,185,799	140,665	(628,210)

						$540,039	$(1,052,504)

See Notes to Financial Statements.

34

Cross currency exchange contracts outstanding at April 30, 2021:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/21	Buy	EUR 141	JPY	18,447	$891	$—	JPMorgan Chase Bank, N.A.
07/20/21	Buy	AUD 218	JPY	18,346	11	—	JPMorgan Chase Bank, N.A.

					$902	$—

Interest rate swap agreements outstanding at April 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	3,678	01/02/23	4.245%(T)	1 Day BROIS(2)(T)	$—	$(16,486)	$(16,486)
BRL	4,661	01/02/23	6.440%(T)	1 Day BROIS(2)(T)	—	5,822	5,822
BRL	3,324	01/02/23	6.450%(T)	1 Day BROIS(2)(T)	—	3,349	3,349
BRL	4,559	01/02/23	6.565%(T)	1 Day BROIS(2)(T)	—	7,723	7,723
BRL	1,374	01/02/24	4.590%(T)	1 Day BROIS(2)(T)	—	(11,644)	(11,644)
BRL	3,769	01/02/25	5.755%(T)	1 Day BROIS(2)(T)	—	(20,247)	(20,247)
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)	—	(5,131)	(5,131)
BRL	2,540	01/02/25	8.140%(T)	1 Day BROIS(1)(T)	—	(10,629)	(10,629)
BRL	1,190	01/02/25	8.250%(T)	1 Day BROIS(1)(T)	—	(5,954)	(5,954)
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)	—	(7,456)	(7,456)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)	—	(9,299)	(9,299)
BRL	1,292	01/04/27	6.595%(T)	1 Day BROIS(2)(T)	—	(15,703)	(15,703)
BRL	6,170	01/04/27	7.060%(T)	1 Day BROIS(1)(T)	30,830	55,672	24,842
BRL	1,885	01/04/27	7.745%(T)	1 Day BROIS(1)(T)	—	5,477	5,477
BRL	1,372	01/04/27	8.570%(T)	1 Day BROIS(1)(T)	—	(7,162)	(7,162)
BRL	1,431	01/04/27	8.600%(T)	1 Day BROIS(1)(T)	—	(8,044)	(8,044)
CLP	220,800	05/03/31	3.680%(S)	1 Day CLOIS(1)(S)	—	(1,144)	(1,144)
CNH	2,100	06/15/25	2.175%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(6,828)	(6,826)
CNH	3,515	06/19/25	2.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	(10,887)	(10,882)
CNH	3,085	10/30/25	2.535%(Q)	7 Day China Fixing Repo Rates(2)(Q)	21	(3,994)	(4,015)
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)	—	15,510	15,510
COP	1,042,000	12/19/24	4.900%(Q)	1 Day COOIS(1)(Q)	(1,535)	(10,680)	(9,145)
COP	2,400,000	03/15/26	3.793%(Q)	1 Day COOIS(1)(Q)	1,995	16,634	14,639
COP	1,290,000	04/07/26	4.425%(Q)	1 Day COOIS(2)(Q)	—	77	77
KRW	3,700,000	03/12/26	1.407%(Q)	3 Month KWCDC(2)(Q)	(9,177)	(9,731)	(554)
MXN	27,450	02/03/25	6.405%(M)	28 Day Mexican Interbank Rate(2)(M)	—	34,460	34,460

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	6,470	02/26/25	6.145%(M)	28 Day Mexican Interbank Rate(2)(M)	$7	$4,653	$4,646
MXN	1,757	03/03/25	6.090%(M)	28 Day Mexican Interbank Rate(2)(M)	3	1,189	1,186
MXN	1,757	03/03/25	6.140%(M)	28 Day Mexican Interbank Rate(2)(M)	2	1,344	1,342
MXN	27,880	05/02/25	5.285%(M)	28 Day Mexican Interbank Rate(2)(M)	71	(24,501)	(24,572)
MXN	2,775	03/11/26	4.800%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(7,223)	(7,223)
MXN	25,560	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)	(14,936)	(64,047)	(49,111)
MXN	25,403	03/19/26	6.026%(M)	28 Day Mexican Interbank Rate(2)(M)	4,007	429	(3,578)
MXN	9,380	06/10/26	5.800%(M)	28 Day Mexican Interbank Rate(1)(M)	—	6,853	6,853
MXN	2,040	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(633)	(633)
MXN	3,800	04/04/31	6.530%(M)	28 Day Mexican Interbank Rate(2)(M)	(36)	(5,192)	(5,156)
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)	—	27,639	27,639
PLN	1,500	09/08/25	0.637%(A)	6 Month WIBOR(2)(S)	1,813	(9,675)	(11,488)
PLN	2,286	02/15/26	0.875%(A)	6 Month WIBOR(1)(S)	5,956	13,900	7,944
ZAR	4,500	06/25/25	5.010%(Q)	3 Month JIBAR(2)(Q)	(25)	(4,670)	(4,645)
ZAR	21,771	08/21/25	4.978%(Q)	3 Month JIBAR(1)(Q)	(10,249)	28,102	38,351
ZAR	26,705	03/24/26	6.010%(Q)	3 Month JIBAR(1)(Q)	(6,994)	(18,925)	(11,931)
ZAR	2,472	04/15/26	5.605%(Q)	3 Month JIBAR(2)(Q)	(37)	(1,735)	(1,698)
ZAR	6,890	03/17/31	6.829%(Q)	3 Month JIBAR(1)(Q)	—	23,206	23,206
ZAR	3,244	04/09/31	7.535%(Q)	3 Month JIBAR(1)(Q)	94	119	25
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)	(47)	(349)	(302)

					$1,756	$(45,811)	$(47,567)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR 1,900	04/08/26	2.650%(Q)	3 Month KLIBOR(1)(Q)	$262	$36	$226	Morgan Stanley & Co. International PLC
MYR 2,800	04/21/26	2.595%(Q)	3 Month KLIBOR(1)(Q)	2,482	24	2,458	HSBC Bank PLC
MYR 1,800	04/27/26	2.668%(Q)	3 Month KLIBOR(1)(Q)	144	26	118	HSBC Bank PLC

See Notes to Financial Statements.

36

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
RUB 50,000	06/16/23	6.002%(A)	3 Month MosPRIME(2)(Q)	$(12,909)	$—	$(12,909)	Goldman Sachs International
RUB 96,500	06/16/26	6.653%(A)	3 Month MosPRIME(2)(Q)	(29,559)	—	(29,559)	Goldman Sachs International

				$(39,580)	$86	$(39,666)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$86	$—	$2,802	$(42,468)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$550,000	$—
J.P. Morgan Securities LLC	170,000	—

Total	$720,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Sovereign Bonds
Angola	$—	$438,885	$—
Argentina	—	236,999	—
Brazil	—	2,732,455	—
Chile	—	1,664,307	—
China	—	6,561,745	—
Colombia	—	2,434,536	—
Czech Republic	—	2,006,709	—
Dominican Republic	—	154,083	—
El Salvador	—	131,424	—
Gabon	—	212,824	—
Hungary	—	2,670,583	—
Indonesia	—	6,933,564	—
Ivory Coast	—	155,195	—
Malaysia	—	4,467,240	—
Mexico	—	3,129,385	—
Nigeria	—	227,565	—
Pakistan	—	634,392	—
Peru	—	1,792,497	—
Philippines	—	119,201	—
Poland	—	3,170,014	—
Romania	—	1,794,998	—
Russia	—	2,274,079	—
South Africa	—	6,744,582	—
Thailand	—	4,973,654	—
Turkey	—	1,547,414	—
Ukraine	—	777,172	—
Uruguay	—	121,476	—
Corporate Bonds
Belarus	—	195,551	—
Brazil	—	412,810	—
Jamaica	—	221,771	—
Malaysia	—	211,355	—
Mexico	—	1,688,138	—
Russia	—	1,188,605	—
South Africa	—	422,509	—
Supranational Bank	—	1,057,499	—
Affiliated Mutual Funds	2,167,188	—	—
Options Purchased	—	10,286	—
Foreign Treasury Obligation	—	655,936	—

Total	$2,167,188	$64,171,438	$—

Liabilities
Options Written	$—	$(47,574)	$—

See Notes to Financial Statements.

38

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$26,461	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	540,039	—
OTC Cross Currency Exchange Contracts	—	902	—
Centrally Cleared Interest Rate Swap Agreements	—	223,091	—
OTC Interest Rate Swap Agreements	—	2,888	—

Total	$26,461	$766,920	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(1,052,504)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(270,658)	—
OTC Interest Rate Swap Agreements	—	(42,468)	—

Total	$—	$(1,365,630)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Sovereign Bonds	85.1%
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	3.2
Oil & Gas	1.8
Investment Companies	1.7
Multi-National	1.6
Telecommunications	1.3
Foreign Treasury Obligation	1.0
Chemicals	0.3
Lodging	0.3
Electric	0.3

Retail	0.3%
Banks	0.3
Options Purchased	0.0 *

97.2
Options Written	(0.1)
Other assets in excess of liabilities	2.9

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unaffiliated investments	$10,286		Options written outstanding, at value	$47,574
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	902		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	540,039		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,052,504
Interest rate contracts	Due from/to broker- variation margin futures	26,461	*	—	—
Interest rate contracts	Due from/to broker- variation margin swaps	223,091	*	Due from/to broker- variation margin swaps	270,658	*
Interest rate contracts	Premiums paid for OTC swap agreements	86		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,802		Unrealized depreciation on OTC swap agreements	42,468

		$803,667			$1,413,204

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$(90,058)	$292,980	$—	$1,131,441	$—
Interest rate contracts	—	—	44,651	—	365,783

Total	$(90,058)	$292,980	$44,651	$1,131,441	$365,783

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

40

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$(10,940)	$16,423	$—	$(540,416)	$—
Interest rate contracts	—	—	19,257	—	(418,561)

Total	$(10,940)	$16,423	$19,257	$(540,416)	$(418,561)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2021, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$27,790	$7,483,089	$4,965,529	$52,666,673

Forward Foreign Currency Exchange Contracts - Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)
$34,190,149	$581,124	$27,207,735

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$227,221	$(227,221)	$—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$2,803	$(12,974)	$(10,171)	$—	$(10,171)
Barclays Bank PLC	34,578	(124,555)	(89,977)	—	(89,977)
BNP Paribas S.A.	4,118	(45,306)	(41,188)	—	(41,188)
Citibank, N.A.	135,261	(94,934)	40,327	—	40,327
Credit Suisse International	15,123	(7,280)	7,843	—	7,843
Deutsche Bank AG	37,104	(79,498)	(42,394)	—	(42,394)
Goldman Sachs International	42,034	(152,812)	(110,778)	—	(110,778)
HSBC Bank PLC	34,279	(112,677)	(78,398)	—	(78,398)
JPMorgan Chase Bank, N.A.	80,971	(373,883)	(292,912)	290,000	(2,912)
Morgan Stanley & Co. International PLC	157,001	(124,753)	32,248	—	32,248
Standard Chartered	5,460	—	5,460	—	5,460
The Toronto-Dominion Bank	702	—	702	—	702
UBS AG	4,681	(13,874)	(9,193)	—	(9,193)

	$554,115	$(1,142,546)	$(588,431)	$290,000	$(298,431)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions and the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

42

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Assets
Investments at value, including securities on loan of $227,221:
Unaffiliated investments (cost $65,247,872)	$64,171,438
Affiliated investments (cost $2,167,188)	2,167,188
Foreign currency, at value (cost $219,747)	220,177
Cash segregated for counterparty - OTC	290,000
Dividends and interest receivable	1,162,217
Deposit with broker for centrally cleared/exchange-traded derivatives	720,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	540,039
Receivable for investments sold	285,073
Receivable for Series shares sold	169,017
Tax reclaim receivable	70,733
Unrealized appreciation on OTC swap agreements	2,802
Unrealized appreciation on OTC cross currency exchange contracts	902
Premiums paid for OTC swap agreements	86
Prepaid expenses	1,697

Total Assets	69,801,369

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,052,504
Payable to broker for collateral for securities on loan	248,101
Accrued expenses and other liabilities	79,416
Payable for Series shares purchased	71,104
Options written outstanding, at value (premiums received $59,300)	47,574
Unrealized depreciation on OTC swap agreements	42,468
Management fee payable	13,384
Due to broker—variation margin swaps	2,159
Due to broker—variation margin futures	1,279
Distribution fee payable	1,060
Directors’ fees payable	921
Affiliated transfer agent fee payable	733
Dividends payable	613

Total Liabilities	1,561,316

Net Assets	$68,240,053

Net assets were comprised of:
Common stock, at par	$117,975
Paid-in capital in excess of par	74,526,019
Total distributable earnings (loss)	(6,403,941)

Net assets, April 30, 2021	$68,240,053

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	43

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Class A
Net asset value and redemption price per share,
($4,104,119 ÷ 715,797 shares of common stock issued and outstanding)	$5.73
Maximum sales charge (3.25% of offering price)	0.19

Maximum offering price to public	$5.92

Class C
Net asset value, offering price and redemption price per share, ($262,646 ÷ 45,489 shares of common stock issued and outstanding)	$5.77

Class Z
Net asset value, offering price and redemption price per share, ($63,822,155 ÷ 11,027,356 shares of common stock issued and outstanding)	$5.79

Class R6
Net asset value, offering price and redemption price per share, ($51,133 ÷ 8,843 shares of common stock issued and outstanding)	$5.78

See Notes to Financial Statements.

44

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Interest income (net of $41,886 foreign withholding tax)	$1,642,514
Affiliated dividend income	2,459
Income from securities lending, net (including affiliated income of $76)	126

Total income	1,645,099

Expenses
Management fee	218,555
Distribution fee(a)	7,058
Custodian and accounting fees	55,939
Audit fee	32,350
Registration fees(a)	31,116
Transfer agent’s fees and expenses (including affiliated expense of $1,802)(a)	23,621
Legal fees and expenses	8,218
Directors’ fees	5,448
Shareholders’ reports	4,149
SEC registration fees	15
Miscellaneous	11,948

Total expenses	398,417
Less: Fee waiver and/or expense reimbursement(a)	(145,764)

Net expenses	252,653

Net investment income (loss)	1,392,446

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(48))	(334,115)
Futures transactions	44,651
Forward and cross currency contract transactions	1,131,441
Options written transactions	292,980
Swap agreement transactions	365,783
Foreign currency transactions	(322,482)

1,178,258

Net change in unrealized appreciation (depreciation) on:
Investments	1,476,364
Futures	19,257
Forward and cross currency contracts	(540,416)
Options written	16,423
Swap agreements	(418,561)
Foreign currencies	88,643

641,710

Net gain (loss) on investment and foreign currency transactions	1,819,968

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,212,414

PGIM Emerging Markets Debt Local Currency Fund	45

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	4,980	2,078	—	—
Registration fees	7,905	7,094	9,022	7,095
Transfer agent’s fees and expenses	2,549	545	20,492	35
Fee waiver and/or expense reimbursement	(12,907)	(7,904)	(117,738)	(7,215)

See Notes to Financial Statements.

46

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,392,446	$2,855,666
Net realized gain (loss) on investment and foreign currency transactions	1,178,258	(4,985,868)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	641,710	(3,815,388)

Net increase (decrease) in net assets resulting from operations	3,212,414	(5,945,590)

Dividends and Distributions
Distributions from distributable earnings
Class A	(87,214)	—
Class C	(7,602)	—
Class Z	(1,499,505)	—
Class R6	(1,167)	—

	(1,595,488)	—

Tax return of capital distributions
Class A	—	(167,490)
Class C	—	(19,547)
Class Z	—	(2,965,432)
Class R6	—	(2,195)

	—	(3,154,664)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	12,166,860	25,439,494
Net asset value of shares issued in reinvestment of dividends and distributions	1,587,851	3,077,906
Cost of shares purchased	(8,892,604)	(30,057,181)

Net increase (decrease) in net assets from Series share transactions	4,862,107	(1,539,781)

Total increase (decrease)	6,479,033	(10,640,035)

Net Assets:
Beginning of period	61,761,020	72,401,055

End of period	$68,240,053	$61,761,020

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	47

Notes to Financial Statements (unaudited)

1.    Organization

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund, PGIM QMA International Equity Fund and PGIM Emerging Markets Debt Hard Currency Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM Emerging Markets Debt Local Currency Fund, which is a non-diversified fund for purposes of the 1940 Act , and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Emerging Markets Debt Local Currency Fund (the “Series”).

The investment objective of the Series is total return, through a combination of current income and capital appreciation.

2.    Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Series’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A

48

record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

PGIM Emerging Markets Debt Local Currency Fund	49

Notes to Financial Statements (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

50

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Emerging Markets Debt Local Currency Fund	51

Notes to Financial Statements (unaudited) (continued)

Options: The Series purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Series currently owns or intends to purchase. The Series may also use options to gain additional market exposure. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Series, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Series writes an option on a swap, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

52

Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Series entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are

PGIM Emerging Markets Debt Local Currency Fund	53

Notes to Financial Statements (unaudited) (continued)

agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Fund, on behalf of the Series, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with

54

the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may

PGIM Emerging Markets Debt Local Currency Fund	55

Notes to Financial Statements (unaudited) (continued)

differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Series is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Series as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Series has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Series is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: The Series expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

56

3.    Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Series through its PGIM Fixed Income unit, and PGIM Limited (each a subadviser and collectively, the subadvisers). The Manager pays for the services of subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Series’ average daily net assets up to and including $1 billion; 0.63% from $1 billion to $3 billion of average daily net assets; 0.61% from $3 billion to $5 billion of average daily net assets; 0.60% from $5 billion to $10 billion of average daily net assets; and 0.59% on average daily net assets exceeding $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.88% of average daily net assets for Class C shares, 0.72% of average daily net assets for Class Z shares and 0.65% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable

PGIM Emerging Markets Debt Local Currency Fund	57

Notes to Financial Statements (unaudited) (continued)

monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Series.

For the reporting period ended April 30, 2021, PIMS received $4,311 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $36 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Series.

58

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $14,459,158 and $8,645,690, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$2,133,355	$13,455,279	$13,669,556	$—	$—	$1,919,078	1,919,078	$2,459

PGIM Institutional Money Market Fund (1)(b)(wa)
—	731,194	483,036	—	(48)	248,110	248,233	76	(2)

$2,133,355	$14,186,473	$14,152,592	$—	$(48)	$2,167,188		$2,535

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2021 were as follows:

Tax Basis	$68,608,427

Gross Unrealized Appreciation	1,479,697
Gross Unrealized Depreciation	(4,369,322)

Net Unrealized Depreciation	$ (2,889,625)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2020 of approximately $4,412,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax

PGIM Emerging Markets Debt Local Currency Fund	59

Notes to Financial Statements (unaudited) (continued)

authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.    Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock, below.

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 550 million of which are designated as shares of the Series. The shares are currently classified and designated as follows:

Class A	10,000,000
Class C	50,000,000
Class Z	250,000,000
Class T	190,000,000
Class R6	50,000,000

The Series currently does not have any Class T shares outstanding.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	3,548,884	32.2%
Class R6	184	2.1%

60

At the reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	30.1%	3	63.1%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	61,453	$360,794
Shares issued in reinvestment of dividends and distributions	14,498	85,437
Shares purchased	(75,728)	(453,983)

Net increase (decrease) in shares outstanding before conversion	223	(7,752)
Shares issued upon conversion from other share class(es)	23,916	145,005

Net increase (decrease) in shares outstanding	24,139	$137,253

Year ended October 31, 2020:
Shares sold	151,614	$859,877
Shares issued in reinvestment of dividends and distributions	28,771	163,559
Shares purchased	(102,959)	(560,731)

Net increase (decrease) in shares outstanding before conversion	77,426	462,705
Shares issued upon conversion from other share class(es)	5,898	31,679

Net increase (decrease) in shares outstanding	83,324	$494,384

Class C

Six months ended April 30, 2021:
Shares sold	1,860	$11,057
Shares issued in reinvestment of dividends and distributions	1,263	7,535
Shares purchased	(16,862)	(98,042)

Net increase (decrease) in shares outstanding before conversion	(13,739)	(79,450)
Shares purchased upon conversion into other share class(es)	(23,758)	(145,005)

Net increase (decrease) in shares outstanding	(37,497)	$(224,455)

Year ended October 31, 2020:
Shares sold	8,600	$49,850
Shares issued in reinvestment of dividends and distributions	3,393	19,430
Shares purchased	(17,874)	(104,373)

Net increase (decrease) in shares outstanding before conversion	(5,881)	(35,093)
Shares purchased upon conversion into other share class(es)	(5,855)	(31,679)

Net increase (decrease) in shares outstanding	(11,736)	$(66,772)

Class Z
Six months ended April 30, 2021:
Shares sold	1,964,119	$11,789,180
Shares issued in reinvestment of dividends and distributions	251,060	1,493,712
Shares purchased	(1,392,979)	(8,333,466)

Net increase (decrease) in shares outstanding	822,200	$4,949,426

Year ended October 31, 2020:
Shares sold	4,164,373	$24,507,148
Shares issued in reinvestment of dividends and distributions	504,320	2,892,722
Shares purchased	(5,579,432)	(29,392,019)

Net increase (decrease) in shares outstanding	(910,739)	$(1,992,149)

PGIM Emerging Markets Debt Local Currency Fund	61

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	993	$5,829
Shares issued in reinvestment of dividends and distributions	197	1,167
Shares purchased	(1,210)	(7,113)

Net increase (decrease) in shares outstanding	(20)	$(117)

Year ended October 31, 2020:
Shares sold	3,743	$22,619
Shares issued in reinvestment of dividends and distributions	386	2,195
Shares purchased	(9)	(58)

Net increase (decrease) in shares outstanding	4,120	$24,756

8.    Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2021.

62

9.    Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Series’ risks, please refer to the Series’ Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Series’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Series for redemption before it matures and the Series may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Series. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Series will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Series. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Series’ derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Series.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Series may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures

PGIM Emerging Markets Debt Local Currency Fund	63

Notes to Financial Statements (unaudited) (continued)

and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Series may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Series’ holdings may fall sharply. This is referred to as “extension risk.” The Series may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30,

64

2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Series could not meet requests to redeem shares issued by the Series without significant dilution of remaining investors’ interests in the Series. The Series may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Series is forced to sell these investments to pay redemption proceeds or for other reasons, the Series may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Series may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Series’ value or prevent the Series from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Series’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Series invests. Government intervention in

PGIM Emerging Markets Debt Local Currency Fund	65

Notes to Financial Statements (unaudited) (continued)

markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of your investment in the Series will decline.

Non-diversification Risk: The Series is non-diversified for purposes of the 1940 Act. This means that the Series may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

10.    Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Series.

66

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.57		$6.07	$5.52	$6.40	$6.44	$6.24
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.24	0.30	0.33	0.35	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.18		(0.47)	0.57	(0.86)	(0.02)	0.23
Total from investment operations	0.29		(0.23)	0.87	(0.53)	0.33	0.56
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		-	(0.31)	-	(0.15)	- (b)
Tax return of capital distributions	-		(0.27)	(0.01)	(0.35)	(0.22)	(0.36)
Total dividends and distributions	(0.13)		(0.27)	(0.32)	(0.35)	(0.37)	(0.36)
Net asset value, end of period	$5.73		$5.57	$6.07	$5.52	$6.40	$6.44
Total Return(c):	5.13%		(3.75)%	16.14%	(8.68)%	5.36%	9.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,104		$3,853	$3,692	$3,146	$3,085	$3,990
Average net assets (000)	$4,017		$3,518	$3,223	$4,105	$3,639	$3,343
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.13	%(f)	1.13%	1.13%	1.13%	1.13%	1.28%
Expenses before waivers and/or expense reimbursement	1.78	%(f)	2.04%	2.03%	2.16%	2.15%	2.33%
Net investment income (loss)	3.77	%(f)	4.24%	5.13%	5.34%	5.42%	5.20%
Portfolio turnover rate(g)	14%		64%	69%	113%	186%	196%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	67

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.61		$6.11	$5.56	$6.46	$6.49	$6.28
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.20	0.26	0.29	0.30	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.18		(0.47)	0.57	(0.88)	(0.01)	0.25
Total from investment operations	0.27		(0.27)	0.83	(0.59)	0.29	0.53
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)		-	(0.27)	-	(0.13)	- (b)
Tax return of capital distributions	-		(0.23)	(0.01)	(0.31)	(0.19)	(0.32)
Total dividends and distributions	(0.11)		(0.23)	(0.28)	(0.31)	(0.32)	(0.32)
Net asset value, end of period	$5.77		$5.61	$6.11	$5.56	$6.46	$6.49
Total Return(c):	4.72%		(4.41)%	15.18%	(9.61)%	4.66%	8.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$263		$466	$579	$538	$718	$787
Average net assets (000)	$419		$484	$566	$672	$649	$721
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.88	%(f)	1.88%	1.88%	1.88%	1.88%	2.03%
Expenses before waivers and/or expense reimbursement	5.68	%(f)	5.82%	4.82%	4.89%	2.88%	3.07%
Net investment income (loss)	3.01	%(f)	3.54%	4.37%	4.56%	4.63%	4.40%
Portfolio turnover rate(g)	14%		64%	69%	113%	186%	196%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Class Z Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.62		$6.13	$5.57	$6.48	$6.50	$6.31
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.27	0.32	0.34	0.36	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.19		(0.48)	0.58	(0.88)	0.01	0.23
Total from investment operations	0.31		(0.21)	0.90	(0.54)	0.37	0.57
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)		-	(0.33)	-	(0.16)	- (b)
Tax return of capital distributions	-		(0.30)	(0.01)	(0.37)	(0.23)	(0.38)
Total dividends and distributions	(0.14)		(0.30)	(0.34)	(0.37)	(0.39)	(0.38)
Net asset value, end of period	$5.79		$5.62	$6.13	$5.57	$6.48	$6.50
Total Return(c):	5.50%		(3.45)%	16.50%	(8.83)%	5.85%	9.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,822		$57,392	$68,101	$55,000	$27,020	$27,462
Average net assets (000)	$63,321		$56,989	$63,219	$49,644	$26,437	$25,994
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.72	%(f)	0.74%	0.88%	0.88%	0.88%	1.03%
Expenses before waivers and/or expense reimbursement	1.09	%(f)	1.27%	1.31%	1.41%	1.88%	2.06%
Net investment income (loss)	4.17	%(f)	4.72%	5.35%	5.50%	5.58%	5.36%
Portfolio turnover rate(g)	14%		64%	69%	113%	186%	196%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	69

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.62		$6.12	$5.56	$6.47	$6.50	$6.30
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.31	0.36	0.37	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		(0.47)	0.58	(0.89)	- (b)	0.23
Total from investment operations	0.30		(0.20)	0.89	(0.53)	0.37	0.58
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)		-	(0.32)	-	(0.16)	- (b)
Tax return of capital distributions	-		(0.30)	(0.01)	(0.38)	(0.24)	(0.38)
Total dividends and distributions	(0.14)		(0.30)	(0.33)	(0.38)	(0.40)	(0.38)
Net asset value, end of period	$5.78		$5.62	$6.12	$5.56	$6.47	$6.50
Total Return(c):	5.36%		(3.24)%	16.41%	(8.63)%	5.82%	9.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51		$50	$29	$1	$1	$1
Average net assets (000)	$49		$42	$15	$1	$1	$1
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.65	%(f)	0.67%	0.88%	0.88%	0.88%	1.03%
Expenses before waivers and/or expense reimbursement	30.62	%(f)	40.50%	92.22%	1,595.87%	1.83%	2.06%
Net investment income (loss)	4.25	%(f)	4.64%	5.20%	5.73%	5.73%	5.47%
Portfolio turnover rate(g)	14%		64%	69%	113%	186%	196%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

70

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Emerging Markets Debt Local Currency Fund	71

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Local Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	EMDAX	EMDCX	EMDZX	EMDQX
CUSIP	743969750	743969743	743969727	743969735

MF212E2

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Emerging Markets Equity Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Emerging Markets Equity Opportunities Fund

June 15, 2021

PGIM Jennison Emerging Markets Equity Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	28.14	78.66	20.12	12.16 (9/16/14)
Class C	27.68	86.63	20.58	12.28 (9/16/14)
Class Z	28.28	89.46	21.80	13.40 (9/16/14)
Class R6	28.28	89.46	21.80	13.41 (9/16/14)
MSCI Emerging Markets Index
	22.95	48.71	12.50	6.95

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

4	Visit our website at pgim.com/investments

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Sea Ltd., ADR	Entertainment	Taiwan	8.0%
MercadoLibre, Inc.	Internet & Direct Marketing Retail	Argentina	5.7%
Bilibili, Inc., ADR	Entertainment	China	4.7%
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	Electrical Equipment	China	4.0%
Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	South Korea	3.7%
Wuxi Biologics Cayman, Inc., 144A	Life Sciences Tools & Services	China	3.6%
HDFC Bank Ltd., ADR	Banks	India	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	3.2%
Ashok Leyland Ltd.	Machinery	India	3.1%
Meituan (Class B Stock), 144A	Internet & Direct Marketing Retail	China	3.0%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison Emerging Markets Equity Opportunities Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

6	Visit our website at pgim.com/investments

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Emerging Markets Equity Opportunities Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,281.40	1.42%	$8.03
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
Class C	Actual	$1,000.00	$1,276.80	2.17%	$12.25
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84
Class Z	Actual	$1,000.00	$1,282.80	1.16%	$6.57
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81
Class R6	Actual	$1,000.00	$1,282.80	1.14%	$6.45
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Jennison Emerging Markets Equity Opportunities Fund	7

Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS

Argentina 5.7%

MercadoLibre, Inc.*	15,585	$24,483,723

Brazil 1.6%

Magazine Luiza SA	1,882,020	6,946,641

China 39.0%

Agora, Inc., ADR*(a)	71,778	3,489,129
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	580,242	6,665,363
BeiGene Ltd., ADR*	13,867	4,763,869
Bilibili, Inc., ADR*(a)	185,042	20,513,756
Burning Rock Biotech Ltd., ADR*	139,263	4,247,522
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	285,921	17,115,482
Genetron Holdings Ltd., ADR*	262,423	5,552,871
Hygeia Healthcare Holdings Co. Ltd., 144A*	641,532	5,058,795
Innovent Biologics, Inc., 144A*	744,514	8,085,434
Kuaishou Technology, 144A*	106,021	3,574,192
Li Ning Co. Ltd.	1,572,486	12,853,545
Meituan (Class B Stock), 144A*	338,021	12,944,088
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	416,904	8,676,058
Silergy Corp.	103,000	10,656,461
Tencent Holdings Ltd.	127,522	10,248,369
Wuliangye Yibin Co. Ltd. (Class A Stock)	249,451	10,939,916
Wuxi Biologics Cayman, Inc., 144A*	1,114,062	15,661,956
Zai Lab Ltd., ADR*	45,403	7,546,433

		168,593,239

India 18.9%

Ashok Leyland Ltd.*	8,710,847	13,281,351
Asian Paints Ltd.	227,949	7,810,678
Divi’s Laboratories Ltd.*	137,124	7,539,624
HDFC Bank Ltd., ADR*	217,123	15,259,405
Hindustan Unilever Ltd.	241,988	7,693,504
Larsen & Toubro Ltd.	331,695	6,003,889
MakeMyTrip Ltd.*	386,132	10,587,739
Shriram Transport Finance Co. Ltd.	296,634	5,392,069
Titan Co. Ltd.	399,567	8,043,912

		81,612,171

Macau 2.5%

Galaxy Entertainment Group Ltd.*	1,249,581	10,986,964

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea 8.7%

Kakao Corp.	91,026	$9,273,755
NAVER Corp.	37,743	12,186,393
Samsung SDI Co. Ltd.	27,340	16,021,964

		37,482,112

Taiwan 13.5%

MediaTek, Inc.	235,000	9,973,470
Sea Ltd., ADR*	136,619	34,501,762
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	117,146	13,675,624

		58,150,856

Thailand 4.7%

Airports of Thailand PCL	4,862,286	9,670,238
Minor International PCL*	11,105,645	10,701,716

		20,371,954

United States 2.3%

Globant SA*	43,766	10,030,292

TOTAL LONG-TERM INVESTMENTS (cost $385,341,537)		418,657,952

SHORT-TERM INVESTMENTS 6.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	18,417,073	18,417,073
PGIM Institutional Money Market Fund (cost $10,962,746; includes $10,961,581 of cash collateral for securities on loan)(b)(wa)	10,968,229	10,962,746

TOTAL SHORT-TERM INVESTMENTS (cost $29,379,819)		29,379,819

TOTAL INVESTMENTS 103.7% (cost $414,721,356)		448,037,771
Liabilities in excess of other assets (3.7)%		(16,128,358)

NET ASSETS 100.0%		$431,909,413

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

See Notes to Financial Statements.

10

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,378,831; cash collateral of $10,961,581 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$24,483,723	$—	$—
Brazil	6,946,641	—	—
China	46,113,580	122,479,659	—
India	25,847,144	55,765,027	—
Macau	—	10,986,964	—
South Korea	—	37,482,112	—
Taiwan	48,177,386	9,973,470	—
Thailand	—	20,371,954	—
United States	10,030,292	—	—
Affiliated Mutual Funds	29,379,819	—	—

Total	$190,978,585	$257,059,186	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

Entertainment	12.7%
Internet & Direct Marketing Retail	8.7
Interactive Media & Services	8.2

Semiconductors & Semiconductor Equipment	8.0%
Hotels, Restaurants & Leisure	7.5
Life Sciences Tools & Services	7.3

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Industry Classification (continued):

Biotechnology	7.0%
Affiliated Mutual Funds (2.5% represents investments purchased with collateral from securities on loan)	6.8
Textiles, Apparel & Luxury Goods	4.9
Electrical Equipment	4.0
Electronic Equipment, Instruments & Components	3.7
Banks	3.5
Machinery	3.1
Health Care Providers & Services	2.7
Beverages	2.5
IT Services	2.3
Transportation Infrastructure	2.2

Chemicals	1.8%
Household Products	1.8
Multiline Retail	1.6
Construction & Engineering	1.4
Consumer Finance	1.2
Software	0.8

103.7
Liabilities in excess of other assets	(3.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$10,378,831	$(10,378,831)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets
Investments at value, including securities on loan of $10,378,831:
Unaffiliated investments (cost $385,341,537)	$418,657,952
Affiliated investments (cost $29,379,819)	29,379,819
Receivable for Series shares sold	10,219,070
Receivable for investments sold	3,401,118
Dividends receivable	8,175
Prepaid expenses and other assets	67,545

Total Assets	461,733,679

Liabilities
Payable for investments purchased	13,233,164
Payable to broker for collateral for securities on loan	10,961,581
Payable for Series shares purchased	5,066,819
Management fee payable	288,353
Foreign capital gains tax liability accrued	229,892
Accrued expenses and other liabilities	31,099
Distribution fee payable	8,043
Affiliated transfer agent fee payable	4,936
Directors’ fees payable	379

Total Liabilities	29,824,266

Net Assets	$431,909,413

Net assets were comprised of:
Common stock, at par	$188,093
Paid-in capital in excess of par	399,939,403
Total distributable earnings (loss)	31,781,917

Net assets, April 30, 2021	$431,909,413

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	13

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Class A
Net asset value and redemption price per share, ($ 25,821,578 ÷ 1,140,995 shares of common stock issued and outstanding)	$22.63
Maximum sales charge (5.50% of offering price)	1.32

Maximum offering price to public	$23.95

Class C
Net asset value, offering price and redemption price per share, ($ 4,399,475 ÷ 204,231 shares of common stock issued and outstanding)	$21.54

Class Z
Net asset value, offering price and redemption price per share, ($ 301,935,360 ÷ 13,127,186 shares of common stock issued and outstanding)	$23.00

Class R6
Net asset value, offering price and redemption price per share, ($ 99,753,000 ÷ 4,336,873 shares of common stock issued and outstanding)	$23.00

See Notes to Financial Statements.

14

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $17,480 foreign withholding tax)	$ 67,426
Income from securities lending, net (including affiliated income of $2,891)	12,595
Affiliated dividend income	8,373

Total income	88,394

Expenses
Management fee	1,071,972
Distribution fee(a)	37,369
Custodian and accounting fees	52,592
Registration fees(a)	43,610
Transfer agent’s fees and expenses (including affiliated expense of $9,979)(a)	37,498
Audit fee	15,144
Legal fees and expenses	8,262
Directors’ fees	5,675
SEC registration fees	3,455
Shareholders’ reports	3,092
Miscellaneous	18,086
Total expenses	1,296,755
Less: Fee waiver and/or expense reimbursement(a)	(77,223)
Distribution fee waiver(a)	(3,774)

Net expenses	1,215,758
Net investment income (loss)	(1,127,364)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,030)) (net of foreign capital gains taxes $(90))	1,307,005
Foreign currency transactions	(60,834)

1,246,171

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(602)) (net of change in foreign capital gains taxes $(225,865))	14,848,895
Foreign currencies	(1,440)

14,847,455

Net gain (loss) on investment and foreign currency transactions	16,093,626

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,966,262

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	22,644	14,725	—	—
Registration fees	8,520	8,334	16,573	10,183
Transfer agent’s fees and expenses	7,527	795	29,067	109
Fee waiver and/or expense reimbursement	(15,592)	(9,010)	(38,065)	(14,556)
Distribution fee waiver	(3,774)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	15

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,127,364)	$ (263,560)
Net realized gain (loss) on investment and foreign currency transactions	1,246,171	700,191
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,847,455	12,802,353

Net increase (decrease) in net assets resulting from operations	14,966,262	13,238,984

Series share transactions (Net of share conversions)
Net proceeds from shares sold	430,758,251	33,021,175
Cost of shares purchased	(74,855,207)	(4,808,707)

Net increase (decrease) in net assets from Series share transactions	355,903,044	28,212,468

Total increase (decrease)	370,869,306	41,451,452

Net Assets:
Beginning of period	61,040,107	19,588,655

End of period	$431,909,413	$61,040,107

See Notes to Financial Statements.

16

Notes to Financial Statements  (unaudited)

1.     Organization

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund, PGIM QMA International Equity Fund and PGIM Emerging Markets Debt Hard Currency Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM Emerging Markets Debt Local Currency Fund, which is a non-diversified fund for purposes of the 1940 Act , and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison Emerging Markets Equity Opportunities Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

2.     Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Series’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM Jennison Emerging Markets Equity Opportunities Fund	17

Notes to Financial Statements  (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

18

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty

PGIM Jennison Emerging Markets Equity Opportunities Fund	19

Notes to Financial Statements  (unaudited) (continued)

permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

20

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Series is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Series as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Series has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Series is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

PGIM Jennison Emerging Markets Equity Opportunities Fund	21

Notes to Financial Statements  (unaudited) (continued)

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.05% of the Series’ average daily net assets up to $5 billion and 1.025% of the Series’ average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 1.05% for the reporting period ended April 30, 2021.

Effective April 7, 2021, the Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.30% of average daily net assets for Class A shares, 2.05% of average daily net assets for Class C shares, 1.05% of average daily net assets for Class Z shares and 0.98% of average daily net assets for Class R6 shares. Prior to April 7, 2021, the Manager had contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.45% of average daily net assets for Class A shares, 2.20% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class Z shares and 1.20% of average daily net assets for Class R6 shares. The contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extra ordinary expenses and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively.PIMS has contractually agreed through

22

February 28, 2022 to limit such fee to 0.25% of the average daily net assets of the Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

For the reporting period ended April 30, 2021, PIMS received $221,312 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $405 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Series.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $408,143,188 and $63,030,051, respectively.

PGIM Jennison Emerging Markets Equity Opportunities Fund	23

Notes to Financial Statements  (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$5,578,205	$147,114,419	$134,275,551	$ —	$ —	$18,417,073	18,417,073	$ 8,373

PGIM Institutional Money Market Fund (1)(b)(wa)
4,072,761	63,737,145	56,845,528	(602)	(1,030)	10,962,746	10,968,229	2,891	(2)

$9,650,966	$210,851,564	$191,121,079	$(602)	$(1,030)	$29,379,819		$11,264

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$415,041,217

Gross Unrealized Appreciation	41,898,353
Gross Unrealized Depreciation	(8,901,799)

Net Unrealized Appreciation	$32,996,554

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of April 30, 2021 of approximately $1,093,000 which can be carried forward for an unlimited period. The Fund utilized approximately $826,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2020. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Series elected to treat late year ordinary income losses of approximately $240,000 as having been incurred in the following fiscal year (October 31, 2021).

24

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.     Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock, below.

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 865 million of which are designated as shares of the Series. The shares are further classified and designated as follows:

Class A	25,000,000
Class C	65,000,000
Class Z	300,000,000
Class T	225,000,000
Class R6	250,000,000

The Series currently does not have any Class T shares outstanding.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	17,167	1.5%
Class R6	20,907	0.5%

PGIM Jennison Emerging Markets Equity Opportunities Fund	25

Notes to Financial Statements  (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	88.8%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	1,135,382	$25,289,112
Shares purchased	(338,809)	(7,369,883)

Net increase (decrease) in shares outstanding before conversion	796,573	17,919,229
Shares issued upon conversion from other share class(es)	4,017	102,994
Shares purchased upon conversion into other share class(es)	(7,435)	(155,281)

Net increase (decrease) in shares outstanding	793,155	$17,866,942

Year ended October 31, 2020:
Shares sold	103,935	$1,518,736
Shares purchased	(71,824)	(955,318)

Net increase (decrease) in shares outstanding before conversion	32,111	563,418
Shares issued upon conversion from other share class(es)	3,633	54,429
Shares purchased upon conversion into other share class(es)	(902)	(11,761)

Net increase (decrease) in shares outstanding	34,842	$606,086

Class C
Six months ended April 30, 2021:
Shares sold	127,932	$2,818,469
Shares purchased	(11,694)	(247,133)

Net increase (decrease) in shares outstanding before conversion	116,238	2,571,336
Shares purchased upon conversion into other share class(es)	(4,656)	(111,712)

Net increase (decrease) in shares outstanding	111,582	$2,459,624

Year ended October 31, 2020:
Shares sold	13,233	$188,787
Shares purchased	(11,358)	(155,204)

Net increase (decrease) in shares outstanding before conversion	1,875	33,583
Shares purchased upon conversion into other share class(es)	(3,792)	(54,429)

Net increase (decrease) in shares outstanding	(1,917)	$(20,846)

26

Class Z	Shares	Amount
Six months ended April 30, 2021:
Shares sold	13,034,998	$302,549,422
Shares purchased	(1,867,312)	(42,363,500)

Net increase (decrease) in shares outstanding before conversion	11,167,686	260,185,922
Shares issued upon conversion from other share class(es)	7,736	163,999

Net increase (decrease) in shares outstanding	11,175,422	$260,349,921

Year ended October 31, 2020:
Shares sold	2,007,443	$30,937,061
Shares purchased	(247,957)	(3,693,491)

Net increase (decrease) in shares outstanding before conversion	1,759,486	27,243,570
Shares issued upon conversion from other share class(es)	890	11,761

Net increase (decrease) in shares outstanding	1,760,376	$27,255,331

Class R6
Six months ended April 30, 2021:
Shares sold	4,410,949	$100,101,248
Shares purchased	(1,097,007)	(24,874,691)

Net increase (decrease) in shares outstanding	3,313,942	$75,226,557

Year ended October 31, 2020:
Shares sold	22,744	$376,591
Shares purchased	(328)	(4,694)

Net increase (decrease) in shares outstanding	22,416	$371,897

8.     Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021

Total Commitment	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

PGIM Jennison Emerging Markets Equity Opportunities Fund	27

Notes to Financial Statements  (unaudited) (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2021.

9.     Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Series’ risks, please refer to the Series’ Prospectus and Statement of Additional Information.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Series may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

28

Geographic Concentration Risk: The Series’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Series invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Investments in China Risk: Investments in China subject a Series to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Series’ investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Series invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern

PGIM Jennison Emerging Markets Equity Opportunities Fund	29

Notes to Financial Statements  (unaudited) (continued)

Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Series’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Series invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of your investment in the Series will decline.

10.     Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Series.

30

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.66		$12.16	$9.58	$11.19	$9.34	$8.81
Income (loss) from investment operations:
Net investment income (loss)	(0.15)		(0.14)	(0.04)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.12		5.64	2.62	(1.57)	1.89	0.57
Total from investment operations	4.97		5.50	2.58	(1.61)	1.85	0.53
Net asset value, end of period	$22.63		$17.66	$12.16	$9.58	$11.19	$9.34
Total Return(b):	28.14%		45.23%	26.93%	(14.39)%	19.81%	6.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,822		$6,144	$3,806	$2,316	$2,204	$869
Average net assets (000)	$15,221		$4,507	$3,074	$2,956	$1,363	$528
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.42	%(e)	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.68	%(e)	2.61%	3.35%	3.27%	3.28%	3.87%
Net investment income (loss)	(1.34	)%(e)	(0.99)%	(0.37)%	(0.35)%	(0.35)%	(0.49)%
Portfolio turnover rate(f)	31%		58%	33%	23%	45%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	31

Financial Highlights   (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.88		$11.71	$9.29	$10.93	$9.20	$8.74
Income (loss) from investment operations:
Net investment income (loss)	(0.22)		(0.23)	(0.11)	(0.13)	(0.11)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.88		5.40	2.53	(1.51)	1.84	0.57
Total from investment operations	4.66		5.17	2.42	(1.64)	1.73	0.46
Net asset value, end of period	$21.54		$16.88	$11.71	$9.29	$10.93	$9.20
Total Return(b):	27.68%		44.06%	26.05%	(15.00)%	18.80%	5.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,399		$1,563	$1,107	$1,363	$1,516	$734
Average net assets (000)	$2,969		$1,244	$1,438	$1,775	$973	$672
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.17	%(e)	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses before waivers and/or expense reimbursement	2.78	%(e)	4.15%	4.23%	4.20%	4.00%	4.62%
Net investment income (loss)	(2.09	)%(e)	(1.73)%	(1.05)%	(1.14)%	(1.17)%	(1.29)%
Portfolio turnover rate(f)	31%		58%	33%	23%	45%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.93		$12.31	$9.67	$11.27	$9.39	$8.82
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.13)	(0.01)	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.19		5.75	2.65	(1.59)	1.90	0.60
Total from investment operations	5.07		5.62	2.64	(1.60)	1.88	0.57
Net asset value, end of period	$23.00		$17.93	$12.31	$9.67	$11.27	$9.39
Total Return(b):	28.28%		45.65%	27.30%	(14.20)%	20.02%	6.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$301,935		$34,993	$2,357	$1,215	$980	$183
Average net assets (000)	$146,938		$11,195	$1,866	$1,443	$490	$102
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.16	%(e)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.21	%(e)	1.93%	3.17%	3.56%	2.94%	3.55%
Net investment income (loss)	(1.07	)%(e)	(0.83)%	(0.08)%	(0.13)%	(0.19)%	(0.31)%
Portfolio turnover rate(f)	31%		58%	33%	23%	45%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	33

Financial Highlights   (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.93		$12.31	$9.67	$11.27	$9.39	$8.83
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.10)	(0.01)	(0.02)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.19		5.72	2.65	(1.58)	1.89	0.59
Total from investment operations	5.07		5.62	2.64	(1.60)	1.88	0.56
Net asset value, end of period	$23.00		$17.93	$12.31	$9.67	$11.27	$9.39
Total Return(b):	28.28%		45.65%	27.30%	(14.20)%	20.02%	6.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99,753		$18,340	$12,319	$9,675	$11,271	$9,404
Average net assets (000)	$40,749		$14,144	$11,249	$11,852	$9,893	$8,722
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.14	%(e)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.21	%(e)	1.80%	2.41%	2.32%	2.78%	3.13%
Net investment income (loss)	(1.05	)%(e)	(0.74)%	(0.11)%	(0.17)%	(0.13)%	(0.29)%
Portfolio turnover rate(f)	31%		58%	33%	23%	45%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Jennison Emerging Markets Equity Opportunities Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PDEAX	PDECX	PDEZX	PDEQX
CUSIP	743969644	743969636	743969610	743969628

MF225E2

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Opportunities Fund

June 15, 2021

PGIM Jennison Global Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	20.76	60.65	25.15	17.60 (3/14/12)
Class C	20.27	67.53	25.55	17.40 (3/14/12)
Class Z	20.86	70.22	26.81	18.59 (3/14/12)
Class R2	20.67	69.60	N/A	42.45 (12/27/18)
Class R4	20.79	70.07	N/A	42.84 (12/27/18)
Class R6	20.89	70.37	26.95	21.07 (12/22/14)
MSCI All Country World Net Dividends Index
	28.29	45.75	13.85	9.17

Average Annual Total Returns as of 4/30/21 Since Inception (%)
Class A, C, Z (3/14/12)	Class R2, R4 (12/27/18)	Class R6 (12/22/14)
MSCI All Country World Net Dividends Index
10.70	22.52	10.66

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to each class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	0.25%	None	None
Shareholder service fee	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

MSCI All Country World Net Dividends Index—The Morgan Stanley Capital International All Country World Net Dividends Index (MSCI ACWI ND Index) is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Global Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Adyen NV, 144A	IT Services	Netherlands	5.3%
MercadoLibre, Inc.	Internet & Direct Marketing Retail	Argentina	5.2%
Tesla, Inc.	Automobiles	United States	5.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	5.0%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	4.7%
Match Group, Inc.	Interactive Media & Services	United States	4.6%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	4.3%
Wuxi Biologics Cayman, Inc., 144A	Life Sciences Tools & Services	China	4.1%
Shopify, Inc. (Class A Stock)	IT Services	Canada	3.5%
Ferrari NV	Automobiles	Italy	3.2%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Global Opportunities Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Opportunities Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,207.60	1.08%	$5.91
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class C	Actual	$1,000.00	$1,202.70	1.90%	$10.38
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49
Class Z	Actual	$1,000.00	$1,208.60	0.91%	$4.98
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
Class R2	Actual	$1,000.00	$1,206.70	1.12%	$6.13
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
Class R4	Actual	$1,000.00	$1,207.90	1.03%	$5.64
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
Class R6	Actual	$1,000.00	$1,208.90	0.83%	$4.55
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Argentina 5.2%

MercadoLibre, Inc.*	272,166	$427,567,343

Canada 3.5%

Shopify, Inc. (Class A Stock)*	243,873	288,382,261

China 8.0%

Meituan (Class B Stock), 144A*	4,073,525	155,990,506
Tencent Holdings Ltd.	2,027,403	162,933,255
Wuxi Biologics Cayman, Inc., 144A*	24,125,641	339,168,497

		658,092,258

France 14.6%

Hermes International	166,521	208,718,687
Kering SA	243,290	195,267,321
L’Oreal SA	462,666	189,481,698
LVMH Moet Hennessy Louis Vuitton SE	516,304	388,103,478
Pernod Ricard SA	488,318	100,226,745
Remy Cointreau SA	570,692	113,974,093

		1,195,772,022

Israel 1.4%

Wix.com Ltd.*	352,686	112,111,826

Italy 3.2%

Ferrari NV	1,231,809	263,223,357

Netherlands 7.4%

Adyen NV, 144A*	176,736	433,428,075
ASML Holding NV	262,026	170,122,696

		603,550,771

Switzerland 1.7%

Givaudan SA	32,410	135,859,817

Taiwan 2.6%

Sea Ltd., ADR*(a)	832,570	210,257,228

United States 51.5%

Airbnb, Inc. (Class A Stock)*(a)	1,279,595	220,998,853

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund      9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Alphabet, Inc. (Class A Stock)*	72,704	$171,108,864
Amazon.com, Inc.*	119,031	412,730,470
Apple, Inc.	2,704,642	355,552,237
Atlassian Corp. PLC (Class A Stock)*	482,984	114,737,679
DocuSign, Inc.*	863,333	192,471,459
Dynatrace, Inc.*	4,043,529	210,425,249
HubSpot, Inc.*	204,243	107,523,727
Match Group, Inc.*	2,417,711	376,268,363
Netflix, Inc.*	317,867	163,215,169
NIKE, Inc. (Class B Stock)	461,787	61,242,192
NVIDIA Corp.	345,164	207,229,562
Peloton Interactive, Inc. (Class A Stock)*	565,166	55,584,076
RingCentral, Inc. (Class A Stock)*	687,373	219,237,618
Snap, Inc. (Class A Stock)*	3,882,481	240,014,976
Snowflake, Inc. (Class A Stock)*(a)	282,476	65,418,617
Square, Inc. (Class A Stock)*	757,204	185,378,683
Tesla, Inc.*	597,779	424,088,334
Trade Desk, Inc. (The) (Class A Stock)*	203,829	148,654,528
Twilio, Inc. (Class A Stock)*	622,635	229,005,153
Zoom Video Communications, Inc. (Class A Stock)*	188,574	60,262,593

		4,221,148,402

TOTAL LONG-TERM INVESTMENTS (cost $5,231,197,101)		8,115,965,285

SHORT-TERM INVESTMENTS 5.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	104,732,931	104,732,931
PGIM Institutional Money Market Fund (cost $354,678,834; includes $354,642,414 of cash collateral for securities on loan)(b)(wa)	354,997,465	354,819,966

TOTAL SHORT-TERM INVESTMENTS (cost $459,411,765)		459,552,897

TOTAL INVESTMENTS 104.7% (cost $5,690,608,866)		8,575,518,182
Liabilities in excess of other assets (4.7)%		(386,168,258)

NET ASSETS 100.0%		$8,189,349,924

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

See Notes to Financial Statements.

10

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $340,157,477; cash collateral of $354,642,414 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$427,567,343	$—	$—
Canada	288,382,261	—	—
China	—	658,092,258	—
France	—	1,195,772,022	—
Israel	112,111,826	—	—
Italy	—	263,223,357	—
Netherlands	—	603,550,771	—
Switzerland	—	135,859,817	—
Taiwan	210,257,228	—	—
United States	4,221,148,402	—	—
Affiliated Mutual Funds	459,552,897	—	—

Total	$5,719,019,957	$2,856,498,225	$—

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund      11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

IT Services	16.1%
Software	12.9
Internet & Direct Marketing Retail	12.1
Interactive Media & Services	11.6
Textiles, Apparel & Luxury Goods	10.4
Automobiles	8.4
Affiliated Mutual Funds (4.3% represents investments purchased with collateral from securities on loan)	5.6
Semiconductors & Semiconductor Equipment	4.6
Entertainment	4.6
Technology Hardware, Storage & Peripherals	4.3

Life Sciences Tools & Services	4.1%
Hotels, Restaurants & Leisure	2.7
Beverages	2.6
Personal Products	2.3
Chemicals	1.7
Leisure Products	0.7

104.7
Liabilities in excess of other assets	(4.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$340,157,477	$(340,157,477)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets
Investments at value, including securities on loan of $340,157,477:
Unaffiliated investments (cost $5,231,197,101)	$8,115,965,285
Affiliated investments (cost $459,411,765)	459,552,897
Receivable for Series shares sold	42,461,771
Tax reclaim receivable	1,889,517
Dividends receivable	1,112,883
Prepaid expenses	13,100

Total Assets	8,620,995,453

Liabilities
Payable to broker for collateral for securities on loan	354,642,414
Payable for investments purchased	51,460,233
Payable for Series shares purchased	18,693,592
Management fee payable	5,257,882
Accrued expenses and other liabilities	1,018,796
Distribution fee payable	507,374
Affiliated transfer agent fee payable	61,937
Payable to custodian	3,301

Total Liabilities	431,645,529

Net Assets	$8,189,349,924

Net assets were comprised of:
Common stock, at par	$1,764,297
Paid-in capital in excess of par	4,875,369,788
Total distributable earnings (loss)	3,312,215,839

Net assets, April 30, 2021	$8,189,349,924

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund      13

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Class A
Net asset value and redemption price per share, ($694,766,872 ÷ 15,195,600 shares of common stock issued and outstanding)	$45.72
Maximum sales charge (5.50% of offering price)	2.66

Maximum offering price to public	$48.38

Class C
Net asset value, offering price and redemption price per share, ($447,611,420 ÷ 10,533,039 shares of common stock issued and outstanding)	$42.50

Class Z
Net asset value, offering price and redemption price per share, ($4,282,001,560 ÷ 91,782,566 shares of common stock issued and outstanding)	$46.65

Class R2
Net asset value, offering price and redemption price per share, ($20,132,574 ÷ 433,763 shares of common stock issued and outstanding)	$46.41

Class R4
Net asset value, offering price and redemption price per share, ($700,052 ÷ 14,987 shares of common stock issued and outstanding)	$46.71

Class R6
Net asset value, offering price and redemption price per share, ($2,744,137,446 ÷ 58,469,722 shares of common stock issued and outstanding)	$46.93

See Notes to Financial Statements.

14

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,640,453 foreign withholding tax)	$12,321,953
Income from securities lending, net (including affiliated income of $191,581)	417,146
Affiliated dividend income	93,188

Total income	12,832,287

Expenses
Management fee	30,731,909
Distribution fee(a)	3,134,908
Shareholder servicing fees(a)	387
Transfer agent’s fees and expenses (including affiliated expense of $150,397)(a)	2,053,677
Custodian and accounting fees	367,755
Registration fees(a)	211,792
SEC registration fees	133,283
Shareholders’ reports	68,720
Directors’ fees	46,264
Legal fees and expenses	22,888
Audit fee	14,208
Miscellaneous	42,075

Total expenses	36,827,866
Less: Fee waiver and/or expense reimbursement(a)	(228,405)
Distribution fee waiver(a)	(158,967)

Net expenses	36,440,494

Net investment income (loss)	(23,608,207)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(21,067))	487,400,023
Foreign currency transactions	(518,926)

486,881,097

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(51,702))	819,588,720
Foreign currencies	86,788

819,675,508

Net gain (loss) on investment and foreign currency transactions	1,306,556,605

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,282,948,398

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund      15

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	953,803	2,175,259	—	5,846	—	—
Shareholder servicing fees	—	—	—	202	185	—
Transfer agent’s fees and expenses	217,351	151,436	1,678,270	434	412	5,774
Registration fees	28,056	17,167	75,591	5,299	5,299	80,380
Fee waiver and/or expense reimbursement	(218,227)	—	—	(4,938)	(5,240)	—
Distribution fee waiver	(158,967)	—	—	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(23,608,207)	$(24,110,346)
Net realized gain (loss) on investment and foreign currency transactions	486,881,097	185,878,039
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	819,675,508	1,677,114,199

Net increase (decrease) in net assets resulting from operations	1,282,948,398	1,838,881,892

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,958,088)	—
Class C	(7,632,427)	—
Class Z	(66,508,567)	—
Class R2	(7,434)	—
Class R4	(9,579)	—
Class R6	(36,320,678)	—

	(120,436,773)	—

Series share transactions (Net of share conversions)
Net proceeds from shares sold	2,038,071,018	2,869,534,185
Net asset value of shares issued in reinvestment of dividends and distributions	117,629,727	—
Cost of shares purchased	(1,182,101,678)	(1,210,949,163)

Net increase (decrease) in net assets from Series share transactions	973,599,067	1,658,585,022

Total increase (decrease)	2,136,110,692	3,497,466,914

Net Assets:
Beginning of period	6,053,239,232	2,555,772,318

End of period	$8,189,349,924	$6,053,239,232

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund     17

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund, PGIM QMA International Equity Fund and PGIM Emerging Markets Debt Hard Currency Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM Emerging Markets Debt Local Currency Fund, which is a non-diversified fund for purposes of the 1940 Act , and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison Global Opportunities Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

2.	Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Series’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

18

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

PGIM Jennison Global Opportunities Fund    19

Notes to Financial Statements  (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a

20

portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific

PGIM Jennison Global Opportunities Fund    21

Notes to Financial Statements  (unaudited) (continued)

expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.825% of the Series’ average daily net assets up to $1 billion and 0.800% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.803% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit net annual operating expenses (exclusive of distribution and service (12b-1) fees, shareholder servicing fee, and transfer agency expenses (including sub-transfer agency and networking fees), of

22

each class of shares to 0.84% of the Series’ average daily net assets, and to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the net annual operating expenses to exceed 1.34% of average daily net assets for Class R2 shares or 1.09% of average daily net assets for Class R4 shares. Additionally, the Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.08% of average daily net assets for Class A shares. These contractual waivers and expense limitation exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 0.25% of the average daily net assets of the Class A, Class C and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.25% of the average daily net assets of the Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Series.

The Series has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

PGIM Jennison Global Opportunities Fund    23

Notes to Financial Statements  (unaudited) (continued)

For the reporting period ended April 30, 2021, PIMS received $2,386,883 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $11,410 and $19,469 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Series.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $3,350,724,700 and $2,430,465,582, respectively.

24

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$179,094,560	$1,339,624,246	$1,413,985,875	$—	$—	$104,732,931	104,732,931	$93,188

PGIM Institutional Money Market Fund (1)(b)(wa)
462,551,442	2,127,587,734	2,235,246,441	(51,702)	(21,067)	354,819,966	354,997,465	191,581	(2)

$641,646,002	$3,467,211,980	$3,649,232,316	$(51,702)	$(21,067)	$459,552,897		$284,769

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$5,709,811,149

Gross Unrealized Appreciation	2,967,381,948
Gross Unrealized Depreciation	(101,674,915)

Net Unrealized Appreciation	$2,865,707,033

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Series elected to treat certain late-year ordinary income losses of approximately $16,406,000 as having been incurred in the following fiscal year (October 31, 2021).

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

PGIM Jennison Global Opportunities Fund    25

Notes to Financial Statements  (unaudited) (continued)

7.	Capital and Ownership

The Series offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock, below.

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 950 million of which are designated as shares of the Series. The shares are currently classified and designated as follows:

Class A	50,000,000
Class C	70,000,000
Class Z	300,000,000
Class T	125,000,000
Class R2	75,000,000
Class R4	75,000,000
Class R6	255,000,000

The Series currently does not have any Class T shares outstanding.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R2	494	0.1%
Class R4	494	3.3%

26

At the reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	6	78.4%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	3,200,596	$144,169,010
Shares issued in reinvestment of dividends and distributions	222,928	9,777,601
Shares purchased	(1,244,521)	(55,818,073)

Net increase (decrease) in shares outstanding before conversion	2,179,003	98,128,538
Shares issued upon conversion from other share class(es)	493,987	23,261,361
Shares purchased upon conversion into other share class(es)	(311,847)	(14,141,658)

Net increase (decrease) in shares outstanding	2,361,143	$107,248,241

Year ended October 31, 2020:
Shares sold	5,738,717	$181,584,437
Shares purchased	(2,465,079)	(74,149,989)

Net increase (decrease) in shares outstanding before conversion	3,273,638	107,434,448
Shares issued upon conversion from other share class(es)	428,288	13,295,901
Shares purchased upon conversion into other share class(es)	(474,524)	(15,077,525)

Net increase (decrease) in shares outstanding	3,227,402	$105,652,824

Class C
Six months ended April 30, 2021:
Shares sold	1,389,995	$58,489,923
Shares issued in reinvestment of dividends and distributions	184,797	7,556,334
Shares purchased	(619,108)	(25,793,527)

Net increase (decrease) in shares outstanding before conversion	955,684	40,252,730
Shares purchased upon conversion into other share class(es)	(555,941)	(24,485,016)

Net increase (decrease) in shares outstanding	399,743	$15,767,714

Year ended October 31, 2020:
Shares sold	3,153,742	$91,465,665
Shares purchased	(1,559,131)	(43,284,069)

Net increase (decrease) in shares outstanding before conversion	1,594,611	48,181,596
Shares purchased upon conversion into other share class(es)	(584,386)	(16,711,305)

Net increase (decrease) in shares outstanding	1,010,225	$31,470,291

PGIM Jennison Global Opportunities Fund    27

Notes to Financial Statements  (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2021:
Shares sold	20,619,717	$944,446,017
Shares issued in reinvestment of dividends and distributions	1,448,278	64,781,490
Shares purchased	(16,982,826)	(778,742,609)

Net increase (decrease) in shares outstanding before conversion	5,085,169	230,484,898
Shares issued upon conversion from other share class(es)	522,552	24,134,654
Shares purchased upon conversion into other share class(es)	(211,939)	(9,598,050)

Net increase (decrease) in shares outstanding	5,395,782	$245,021,502

Year ended October 31, 2020:
Shares sold	54,820,204	$1,691,528,205
Shares purchased	(27,602,817)	(875,896,188)

Net increase (decrease) in shares outstanding before conversion	27,217,387	815,632,017
Shares issued upon conversion from other share class(es)	853,698	26,946,718
Shares purchased upon conversion into other share class(es)	(323,337)	(10,207,454)

Net increase (decrease) in shares outstanding	27,747,748	$832,371,281

Class R2
Six months ended April 30, 2021:
Shares sold	428,642	$19,042,200
Shares issued in reinvestment of dividends and distributions	167	7,434
Shares purchased	(4,684)	(214,627)

Net increase (decrease) in shares outstanding	424,125	$18,835,007

Year ended October 31, 2020:
Shares sold	9,568	$296,916
Shares purchased	(416)	(15,390)

Net increase (decrease) in shares outstanding	9,152	$281,526

Class R4
Six months ended April 30, 2021:
Shares sold	2,578	$122,458
Shares issued in reinvestment of dividends and distributions	214	9,579
Shares purchased	(661)	(29,574)

Net increase (decrease) in shares outstanding	2,131	$102,463

Year ended October 31, 2020:
Shares sold	1,345	$40,198
Shares purchased	(2,925)	(101,382)

Net increase (decrease) in shares outstanding	(1,580)	$(61,184)

28

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	18,809,952	$871,801,410
Shares issued in reinvestment of dividends and distributions	789,179	35,497,289
Shares purchased	(6,857,559)	(321,503,268)

Net increase (decrease) in shares outstanding before conversion	12,741,572	585,795,431
Shares issued upon conversion from other share class(es)	34,170	1,566,694
Shares purchased upon conversion into other share class(es)	(15,831)	(737,985)

Net increase (decrease) in shares outstanding	12,759,911	$586,624,140

Year ended October 31, 2020:
Shares sold	26,781,782	$904,618,764
Shares purchased	(6,652,807)	(217,502,145)

Net increase (decrease) in shares outstanding before conversion	20,128,975	687,116,619
Shares issued upon conversion from other share class(es)	59,984	1,964,598
Shares purchased upon conversion into other share class(es)	(6,636)	(210,933)

Net increase (decrease) in shares outstanding	20,182,323	$688,870,284

8.	Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2021.

PGIM Jennison Global Opportunities Fund    29

Notes to Financial Statements  (unaudited) (continued)

9.	Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Series’ risks, please refer to the Series’ Prospectus and Statement of Additional Information.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Series may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-US issuers (including those denominated in US dollars) generally involve more risk than investing in securities of US issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the US. Foreign legal systems generally have fewer regulatory requirements than the US legal system. In general, less information is publicly available about non-US companies than about US companies. Non-US companies generally are not subject to the same accounting, auditing, and financial reporting standards as are US companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Series holds and the Series’ performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. In addition, the Series’ investments in non-US securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency

30

exchange controls or restrictions on the repatriation of non-US currency, confiscatory taxation and adverse diplomatic developments. Special US tax considerations may apply.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Series’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Series invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of your investment in the Series will decline.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in

PGIM Jennison Global Opportunities Fund    31

Notes to Financial Statements  (unaudited) (continued)

part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Series.

32

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$38.50		$24.58	$21.47	$20.72	$15.14	$15.63
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.22)	(0.11)	(0.13)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.13		14.14	3.22	0.88	5.67	(0.44)
Total from investment operations	7.96		13.92	3.11	0.75	5.58	(0.49)
Less Dividends and Distributions:
Distributions from net realized gains	(0.74)		-	-	-	-	-
Net asset value, end of period	$45.72		$38.50	$24.58	$21.47	$20.72	$15.14
Total Return(b):	20.76%		56.63%	14.49%	3.62%	36.86%	(3.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$694,767		$494,173	$236,118	$164,764	$90,247	$89,579
Average net assets (000)	$641,138		$344,283	$205,653	$142,313	$70,810	$100,220
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.08%	1.08%	1.14%	1.19%	1.20%
Expenses before waivers and/or expense reimbursement	1.20	%(e)	1.24%	1.28%	1.30%	1.33%	1.36%
Net investment income (loss)	(0.74	)%(e)	(0.69)%	(0.45)%	(0.55)%	(0.55)%	(0.31)%
Portfolio turnover rate(f)	33%		57%	52%	62%	79%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund      33

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.98		$23.16	$20.41	$19.85	$14.61	$15.20
Income (loss) from investment operations:
Net investment income (loss)	(0.33)		(0.45)	(0.29)	(0.30)	(0.22)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.59		13.27	3.04	0.86	5.46	(0.44)
Total from investment operations	7.26		12.82	2.75	0.56	5.24	(0.59)
Less Dividends and Distributions:
Distributions from net realized gains	(0.74)		-	-	-	-	-
Net asset value, end of period	$42.50		$35.98	$23.16	$20.41	$19.85	$14.61
Total Return(b):	20.27%		55.31%	13.47%	2.82%	35.87%	(3.88)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$447,611		$364,557	$211,290	$168,587	$79,531	$52,246
Average net assets (000)	$438,657		$279,272	$198,518	$136,788	$55,922	$50,113
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.90	%(e)	1.93%	1.94%	1.94%	1.94%	1.95%
Expenses before waivers and/or expense reimbursement	1.90	%(e)	1.93%	1.97%	1.99%	2.03%	2.06%
Net investment income (loss)	(1.57	)%(e)	(1.53)%	(1.31)%	(1.35)%	(1.28)%	(1.07)%
Portfolio turnover rate(f)	33%		57%	52%	62%	79%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$39.24		$25.01	$21.82	$21.00	$15.31	$15.77
Income (loss) from investment operations:
Net investment income (loss)	(0.13)		(0.17)	(0.07)	(0.08)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.28		14.40	3.26	0.90	5.74	(0.45)
Total from investment operations	8.15		14.23	3.19	0.82	5.69	(0.46)
Less Dividends and Distributions:
Distributions from net realized gains	(0.74)		-	-	-	-	-
Net asset value, end of period	$46.65		$39.24	$25.01	$21.82	$21.00	$15.31
Total Return(b):	20.86%		56.90%	14.62%	3.90%	37.17%	(2.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,282,002		$3,390,006	$1,466,571	$927,492	$334,783	$114,228
Average net assets (000)	$4,193,633		$2,338,060	$1,228,375	$693,749	$193,977	$131,042
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.93%	0.94%	0.93%	0.94%	0.95%
Expenses before waivers and/or expense reimbursement	0.91	%(e)	0.93%	0.96%	0.97%	1.02%	1.06%
Net investment income (loss)	(0.57	)%(e)	(0.54)%	(0.31)%	(0.35)%	(0.28)%	(0.07)%
Portfolio turnover rate(f)	33%		57%	52%	62%	79%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund      35

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30, 2021		Year Ended October 31, 2020	December 27, 2018(a) through October 31, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$39.10		$25.02	$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.31)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.13		14.39	4.55
Total from investment operations	8.05		14.08	4.43
Less Dividends and Distributions:
Distributions from net realized gains	(0.74)		-	-
Net asset value, end of period	$46.41		$39.10	$25.02
Total Return(c):	20.67%		56.27%	21.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,133		$377	$12
Average net assets (000)	$4,716		$221	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.12	%(e)	1.33%	1.34	%(e)
Expenses before waivers and/or expense reimbursement	1.33	%(e)	7.68%	216.05	%(e)
Net investment income (loss)	(0.35	)%(e)	(0.92)%	(0.58	)%(e)
Portfolio turnover rate(f)	33%		57%	52%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R4 Shares
	Six Months Ended April 30, 2021		Year Ended October 31, 2020	December 27, 2018(a) through October 31, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$39.31		$25.08	$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.16)		(0.19)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.30		14.42	4.59
Total from investment operations	8.14		14.23	4.49
Less Dividends and Distributions:
Distributions from net realized gains	(0.74)		-	-
Net asset value, end of period	$46.71		$39.31	$25.08
Total Return(c):	20.79%		56.74%	21.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$700		$505	$362
Average net assets (000)	$647		$433	$122
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.03	%(e)	1.02%	0.97	%(e)
Expenses before waivers and/or expense reimbursement	2.66	%(e)	4.28%	23.67	%(e)
Net investment income (loss)	(0.69	)%(e)	(0.60)%	(0.46	)%(e)
Portfolio turnover rate(f)	33%		57%	52%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund      37

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$39.46		$25.13	$21.90	$21.06	$15.33	$15.78
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.15)	(0.06)	(0.06)	(0.04)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.32		14.48	3.29	0.90	5.77	(0.46)
Total from investment operations	8.21		14.33	3.23	0.84	5.73	(0.45)
Less Dividends and Distributions:
Distributions from net realized gains	(0.74)		-	-	-	-	-
Net asset value, end of period	$46.93		$39.46	$25.13	$21.90	$21.06	$15.33
Total Return(b):	20.89%		57.02%	14.75%	3.99%	37.38%	(2.85)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,744,137		$1,803,620	$641,419	$253,010	$29,023	$8,647
Average net assets (000)	$2,436,607		$1,074,262	$448,178	$133,984	$14,700	$7,736
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.83	%(e)	0.84%	0.84%	0.84%	0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.84%	0.87%	0.90%	0.92%	0.95%
Net investment income (loss)	(0.49	)%(e)	(0.46)%	(0.23)%	(0.26)%	(0.23)%	0.05%
Portfolio turnover rate(f)	33%		57%	52%	62%	79%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Jennison Global Opportunities Fund	39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R2	R4	R6
NASDAQ	PRJAX	PRJCX	PRJZX	PRJBX	PRJDX	PRJQX
CUSIP	743969719	743969693	743969685	743969438	743969420	743969594

MF214E2

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison International Opportunities Fund

June 15, 2021

PGIM Jennison International Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	21.69	59.50	21.35	14.61 (6/5/12)
Class C	21.20	66.42	21.76	14.46 (6/5/12)
Class R	21.48	68.18	N/A	21.02 (11/20/17)
Class Z	21.78	69.16	23.00	15.61 (6/5/12)
Class R2	21.55	68.43	N/A	42.20 (12/27/18)
Class R4	21.77	68.92	N/A	42.59 (12/27/18)
Class R6	21.83	69.24	23.08	19.92 (12/23/15)
MSCI All Country World ex-US Index
	27.40	42.98	9.83	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
	Class A, C, Z (6/5/12)	Class R (11/20/17)	Class R2, R4 (12/27/18)	Class R6 (12/23/15)
MSCI All Country World ex-US Index	8.42	6.91	16.65	9.64

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to each class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fee	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

MSCI All Country World ex-US Index—The Morgan Stanley Capital International All Country World ex-US (MSCI ACWI ex-US) Index is an unmanaged, free float-adjusted market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The MSCI ACWI ex-US Index includes both developed and emerging markets.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison International Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Adyen NV, 144A	IT Services	Netherlands	6.5%
MercadoLibre, Inc.	Internet & Direct Marketing Retail	Argentina	5.3%
Sea Ltd., ADR	Entertainment	Taiwan	5.0%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	4.7%
Shopify, Inc. (Class A Stock)	IT Services	Canada	4.5%
Sartorius AG (PRFC)	Health Care Equipment & Supplies	Germany	4.4%
Wuxi Biologics Cayman, Inc., 144A	Life Sciences Tools & Services	China	4.1%
Wix.com Ltd.	IT Services	Israel	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	3.9%
Techtronic Industries Co. Ltd.	Machinery	Hong Kong	3.7%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison International Opportunities Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison International Opportunities Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,216.90	1.09%	$5.99
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
Class C	Actual	$1,000.00	$1,212.00	1.90%	$10.42
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49
Class R	Actual	$1,000.00	$1,214.80	1.46%	$8.02
	Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30
Class Z	Actual	$1,000.00	$1,217.80	0.90%	$4.95
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R2	Actual	$1,000.00	$1,215.50	1.28%	$7.03
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41
Class R4	Actual	$1,000.00	$1,217.70	0.98%	$5.39
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
Class R6	Actual	$1,000.00	$1,218.30	0.84%	$4.62
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS 94.5%

Argentina 5.3%
MercadoLibre, Inc.*	154,048	$242,006,327

Canada 4.5%
Shopify, Inc. (Class A Stock)*	174,558	206,416,581

China 10.1%
Bilibili, Inc., ADR*(a)	584,528	64,800,774
Meituan (Class B Stock), 144A*	2,753,757	105,451,654
Tencent Holdings Ltd.	1,304,170	104,810,274
Wuxi Biologics Cayman, Inc., 144A*	13,084,659	183,949,688

		459,012,390

France 18.8%
Dassault Systemes SE	504,143	116,806,892
Hermes International	66,555	83,420,543
Kering SA	138,575	111,221,871
L’Oreal SA	351,374	143,902,820
LVMH Moet Hennessy Louis Vuitton SE	285,577	214,666,993
Pernod Ricard SA	563,793	115,717,908
Remy Cointreau SA	353,320	70,562,276

		856,299,303

Hong Kong 3.7%
Techtronic Industries Co. Ltd.	9,181,049	166,894,772

Israel 6.7%
Nice Ltd., ADR*	519,753	125,380,016
Wix.com Ltd.*	562,189	178,708,639

		304,088,655

Italy 4.6%
Brunello Cucinelli SpA*	1,437,015	73,592,034
Ferrari NV	647,345	138,330,151

		211,922,185

Japan 5.4%
GMO Payment Gateway, Inc.	599,253	76,434,393

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Keyence Corp.	212,989	$102,413,556
Menicon Co. Ltd.	1,095,642	66,495,258

		245,343,207

Luxembourg 1.9%
Eurofins Scientific SE*	858,570	85,066,508

Netherlands 11.1%
Adyen NV, 144A*	120,850	296,373,025
Argenx SE, ADR*	228,764	65,588,926
ASML Holding NV	225,153	146,182,575

		508,144,526

Sweden 0.8%
Evolution Gaming Group AB, 144A	188,258	37,259,776

Switzerland 6.0%
Alcon, Inc.*	756,305	56,725,173
Givaudan SA	26,141	109,580,731
Straumann Holding AG	73,876	105,725,663

		272,031,567

Taiwan 8.9%
Sea Ltd., ADR*(a)	905,332	228,632,543
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,497,166	174,779,159

		403,411,702

United Kingdom 1.9%
Abcam PLC*	4,092,627	87,557,849

United States 4.8%
Atlassian Corp. PLC (Class A Stock)*	542,592	128,898,155
Spotify Technology SA*	365,581	92,170,282

		221,068,437

TOTAL COMMON STOCKS (cost $3,214,700,012)		4,306,523,785

See Notes to Financial Statements.

10

Description	Shares	Value

PREFERRED STOCK 4.4%

Germany
Sartorius AG (PRFC) (cost $112,896,842)	356,587	$201,491,373

TOTAL LONG-TERM INVESTMENTS (cost $3,327,596,854)		4,508,015,158

SHORT-TERM INVESTMENTS 3.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	55,270,637	55,270,637
PGIM Institutional Money Market Fund (cost $113,702,474; includes $113,690,239 of cash collateral for securities on loan)(b)(wa)	113,762,074	113,705,193

TOTAL SHORT-TERM INVESTMENTS (cost $168,973,111)		168,975,830

TOTAL INVESTMENTS 102.6% (cost $3,496,569,965)		4,676,990,988
Liabilities in excess of other assets (2.6)%		(120,385,404)

NET ASSETS 100.0%		$4,556,605,584

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

PRFC—Preference Shares

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,020,000; cash collateral of $113,690,239 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$242,006,327	$—	$—
Canada	206,416,581	—	—
China	64,800,774	394,211,616	—
France	—	856,299,303	—
Hong Kong	—	166,894,772	—
Israel	304,088,655	—	—
Italy	—	211,922,185	—
Japan	—	245,343,207	—
Luxembourg	—	85,066,508	—
Netherlands	65,588,926	442,555,600	—
Sweden	—	37,259,776	—
Switzerland	—	272,031,567	—
Taiwan	403,411,702	—	—
United Kingdom	—	87,557,849	—
United States.	221,068,437	—	—
Preferred Stock
Germany	—	201,491,373	—
Affiliated Mutual Funds	168,975,830	—	—

Total	$1,676,357,232	$3,000,633,756	$—

See Notes to Financial Statements.

12

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

IT Services	16.6%
Textiles, Apparel & Luxury Goods	10.5
Health Care Equipment & Supplies	9.5
Entertainment	8.4
Software	8.2
Internet & Direct Marketing Retail	7.6
Semiconductors & Semiconductor Equipment	7.1
Life Sciences Tools & Services	6.0
Beverages	4.1
Affiliated Mutual Funds (2.5% represents investments purchased with collateral from securities on loan)	3.7
Machinery	3.7

Biotechnology	3.3%
Personal Products	3.2
Automobiles	3.0
Chemicals	2.4
Interactive Media & Services	2.3
Electronic Equipment, Instruments & Components	2.2
Hotels, Restaurants & Leisure	0.8

102.6
Liabilities in excess of other assets	(2.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$109,020,000	$(109,020,000)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	13

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets
Investments at value, including securities on loan of $109,020,000:
Unaffiliated investments (cost $3,327,596,854)	$4,508,015,158
Affiliated investments (cost $168,973,111)	168,975,830
Receivable for Series shares sold	25,905,661
Tax reclaim receivable	1,741,017
Dividends receivable	969,060
Prepaid expenses and other assets	15,564

Total Assets	4,705,622,290

Liabilities
Payable to broker for collateral for securities on loan	113,690,239
Payable for Series shares purchased	16,235,830
Payable for investments purchased	15,926,505
Management fee payable	2,815,063
Distribution fee payable	192,936
Affiliated transfer agent fee payable	90,536
Accrued expenses and other liabilities	62,923
Payable to custodian	1,587
Affiliated shareholder servicing fees payable	1,087

Total Liabilities	149,016,706

Net Assets	$4,556,605,584

Net assets were comprised of:
Common stock, at par	$1,313,095
Paid-in capital in excess of par	3,374,079,112
Total distributable earnings (loss)	1,181,213,377

Net assets, April 30, 2021	$4,556,605,584

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($145,116,956 ÷ 4,238,825 shares of common stock issued and outstanding)	$34.24
Maximum sales charge (5.50% of offering price)	1.99

Maximum offering price to public	$36.23

Class C
Net asset value, offering price and redemption price per share, ($28,354,083 ÷ 886,974 shares of common stock issued and outstanding)	$31.97

Class R
Net asset value, offering price and redemption price per share, ($347,730,796 ÷ 10,230,295 shares of common stock issued and outstanding)	$33.99

Class Z
Net asset value, offering price and redemption price per share, ($2,561,106,433 ÷ 73,627,030 shares of common stock issued and outstanding)	$34.78

Class R2
Net asset value, offering price and redemption price per share, ($10,301,438 ÷ 298,921 shares of common stock issued and outstanding)	$34.46

Class R4
Net asset value, offering price and redemption price per share, ($12,808,217 ÷ 369,314 shares of common stock issued and outstanding)	$34.68

Class R6
Net asset value, offering price and redemption price per share, ($1,451,187,661 ÷ 41,658,175 shares of common stock issued and outstanding)	$34.84

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	15

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,677,242 foreign withholding tax)	$7,801,190
Income from securities lending, net (including affiliated income of $19,285)	193,879
Affiliated dividend income	64,209

Total income	8,059,278

Expenses
Management fee	14,393,088
Distribution fee(a)	1,515,095
Shareholder servicing fees (including affiliated expense of $4,232)(a)	5,677
Transfer agent’s fees and expenses (including affiliated expense of $247,446)(a)	984,311
Custodian and accounting fees	259,469
Registration fees(a)	173,923
SEC registration fees	61,778
Shareholders’ reports	33,235
Directors’ fees	20,046
Audit fee	13,911
Legal fees and expenses	13,643
Miscellaneous	25,633

Total expenses	17,499,809
Less: Fee waiver and/or expense reimbursement(a)	(187,112)
Distribution fee waiver(a)	(435,763)

Net expenses	16,876,934

Net investment income (loss)	(8,817,656)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $67,055)	49,200,005
Foreign currency transactions	(900,091)

48,299,914

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(73,167))	558,778,034
Foreign currencies	36,984

558,815,018

Net gain (loss) on investment and foreign currency transactions	607,114,932

Net Increase (Decrease) In Net Assets Resulting From Operations	$598,297,276

See Notes to Financial Statements.

16

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	166,017	116,938	1,224,280	—	7,860	—	—
Shareholder servicing fees	—	—	—	—	2,623	3,054	—
Transfer agent’s fees and expenses	40,712	7,257	195,201	733,035	3,467	2,548	2,091
Registration fees	12,246	8,890	7,910	80,152	5,028	5,028	54,669
Fee waiver and/or expense reimbursement	(47,941)	(8,072)	—	(113,352)	(4,741)	(4,655)	(8,351)
Distribution fee waiver	(27,670)	—	(408,093)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	17

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,817,656)	$(6,212,110)
Net realized gain (loss) on investment and foreign currency transactions	48,299,914	(4,015,917)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	558,815,018	502,180,663

Net increase (decrease) in net assets resulting from operations	598,297,276	491,952,636

Series share transactions (Net of share conversions)
Net proceeds from shares sold	1,990,422,793	1,727,331,268
Cost of shares purchased	(460,438,863)	(415,033,423)

Net increase (decrease) in net assets from Series share transactions	1,529,983,930	1,312,297,845

Total increase (decrease)	2,128,281,206	1,804,250,481

Net Assets:
Beginning of period	2,428,324,378	624,073,897

End of period	$4,556,605,584	$2,428,324,378

See Notes to Financial Statements.

18

Notes to Financial Statements  (unaudited)

1.     Organization

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund, PGIM QMA International Equity Fund and PGIM Emerging Markets Debt Hard Currency Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM Emerging Markets Debt Local Currency Fund, which is a non-diversified fund for purposes of the 1940 Act , and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison International Opportunities Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

2.     Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Series’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM Jennison International Opportunities Fund	19

Notes to Financial Statements  (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

20

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty

PGIM Jennison International Opportunities Fund	21

Notes to Financial Statements  (unaudited) (continued)

permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

22

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.825% of the Series’ average daily net assets up to and including $1 billion and 0.800% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.807% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to reimburse and/or waive fees so that the Series’ net annual operating expenses of each share class does not exceed 0.84% of the Series’ average daily net assets (exclusive of distribution and service

PGIM Jennison International Opportunities Fund	23

Notes to Financial Statements  (unaudited) (continued)

(12b-1) fees, shareholder servicing fee, and transfer agency expenses (including sub-transfer agency and networking fees)). Separately, the Manager has contractually agreed, through February 28, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the net annual operating expenses to exceed 1.34% of average daily net assets for Class R2 shares or 1.09% of average daily net assets for Class R4 shares. Additionally, the Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.09% of average daily net assets for Class A shares. Separately, the Manager has contractually agreed to waive and/or reimburse up to 0.06% of certain other expenses on an annualized basis, through February 28, 2022, to the extent that the total net annual operating expenses exceed 1.90% of average daily net assets for Class C shares, 1.48% of average daily net assets for Class R shares. 0.90% of average daily net assets for Class Z shares and 0.84% of average daily net assets for Class R6 shares. The contractual waivers and expense limitation above exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. The distribution

24

fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Series.

The Series has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended April 30, 2021, PIMS received $576,171 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $3,264 and $1,008 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

PMFS serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Series.

PGIM Jennison International Opportunities Fund	25

Notes to Financial Statements  (unaudited) (continued)

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $2,368,422,945 and $767,376,000, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$103,564,166	$853,928,032	$902,221,561	$—	$—	$55,270,637	55,270,637	$64,209

PGIM Institutional Money Market Fund (1)(b)(wa)
39,573,646	268,293,573	194,155,914	(73,167)	67,055	113,705,193	113,762,074	19,285	(2)

$143,137,812	$1,122,221,605	$1,096,377,475	$(73,167)	$67,055	$168,975,830		$83,494

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$3,512,274,663

Gross Unrealized Appreciation	1,253,765,752
Gross Unrealized Depreciation	(89,049,427)

Net Unrealized Appreciation	$1,164,716,325

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2020 of approximately $22,985,000 which can be carried forward for an unlimited period. The Series utilized approximately $3,278,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2020. No capital gains

26

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.     Capital and Ownership

The Series offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock, below.

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 900 million of which are designated as shares of the Series. The shares are currently classified and designated as follows:

Class A	50,000,000
Class C	50,000,000
Class R	150,000,000
Class Z	175,000,000
Class T	125,000,000
Class R2	75,000,000
Class R4	75,000,000
Class R6	200,000,000

The Series currently does not have any Class T shares outstanding.

PGIM Jennison International Opportunities Fund	27

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class C	180	0.1%
Class R	10,228,123	99.9%
Class R2	662	0.2%
Class R4	9,764	2.6%
Class R6	160,974	0.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	7.8%	5	71.4%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	1,804,800	$59,351,660
Shares purchased	(333,076)	(10,966,155)

Net increase (decrease) in shares outstanding before conversion	1,471,724	48,385,505
Shares issued upon conversion from other share class(es)	122,006	4,024,321
Shares purchased upon conversion into other share class(es)	(59,477)	(1,958,171)

Net increase (decrease) in shares outstanding	1,534,253	$50,451,655

Year ended October 31, 2020:
Shares sold	1,695,560	$40,214,421
Shares purchased	(420,360)	(9,438,204)

Net increase (decrease) in shares outstanding before conversion	1,275,200	30,776,217
Shares issued upon conversion from other share class(es)	95,713	2,224,143
Shares purchased upon conversion into other share class(es)	(38,524)	(927,812)

Net increase (decrease) in shares outstanding	1,332,389	$32,072,548

28

Class C	Shares	Amount
Six months ended April 30, 2021:
Shares sold	388,539	$11,975,013
Shares purchased	(37,207)	(1,136,249)

Net increase (decrease) in shares outstanding before conversion	351,332	10,838,764
Shares purchased upon conversion into other share class(es)	(86,537)	(2,646,157)

Net increase (decrease) in shares outstanding	264,795	$8,192,607

Year ended October 31, 2020:
Shares sold	410,402	$9,190,379
Shares purchased	(62,287)	(1,217,976)

Net increase (decrease) in shares outstanding before conversion	348,115	7,972,403
Shares purchased upon conversion into other share class(es)	(13,404)	(290,342)

Net increase (decrease) in shares outstanding	334,711	$7,682,061

Class R
Six months ended April 30, 2021:
Shares sold	691,790	$22,022,546
Shares purchased	(865,747)	(28,129,311)

Net increase (decrease) in shares outstanding	(173,957)	$(6,106,765)

Year ended October 31, 2020:
Shares sold	378,910	$7,835,637
Shares purchased	(4,361,022)	(97,013,298)

Net increase (decrease) in shares outstanding	(3,982,112)	$(89,177,661)

Class Z
Six months ended April 30, 2021:
Shares sold	34,417,257	$1,148,165,431
Shares purchased	(8,587,769)	(285,130,475)

Net increase (decrease) in shares outstanding before conversion	25,829,488	863,034,956
Shares issued upon conversion from other share class(es)	124,596	4,118,289
Shares purchased upon conversion into other share class(es)	(117,333)	(3,911,566)

Net increase (decrease) in shares outstanding	25,836,751	$863,241,679

Year ended October 31, 2020:
Shares sold	47,468,230	$1,144,158,328
Shares purchased	(10,173,878)	(246,291,300)

Net increase (decrease) in shares outstanding before conversion	37,294,352	897,867,028
Shares issued upon conversion from other share class(es)	44,259	1,069,933
Shares purchased upon conversion into other share class(es)	(99,914)	(2,358,141)

Net increase (decrease) in shares outstanding	37,238,697	$896,578,820

Class R2
Six months ended April 30, 2021:
Shares sold	175,061	$5,762,287
Shares purchased	(40,672)	(1,370,559)

Net increase (decrease) in shares outstanding	134,389	$4,391,728

Year ended October 31, 2020:
Shares sold	163,996	$4,301,050
Shares purchased	(11,299)	(312,729)

Net increase (decrease) in shares outstanding	152,697	$3,988,321

PGIM Jennison International Opportunities Fund	29

Notes to Financial Statements  (unaudited) (continued)

Class R4	Shares	Amount
Six months ended April 30, 2021:
Shares sold	614,341	$20,312,643
Shares purchased	(292,727)	(9,689,677)

Net increase (decrease) in shares outstanding	321,614	$10,622,966

Year ended October 31, 2020:
Shares sold	11,923	$287,951
Shares purchased	(7,067)	(150,270)

Net increase (decrease) in shares outstanding	4,856	$137,681

Class R6
Six months ended April 30, 2021:
Shares sold	21,753,764	$722,833,213
Shares purchased	(3,668,934)	(124,016,437)

Net increase (decrease) in shares outstanding before conversion	18,084,830	598,816,776
Shares issued upon conversion from other share class(es)	10,810	373,284

Net increase (decrease) in shares outstanding	18,095,640	$599,190,060

Year ended October 31, 2020:
Shares sold	20,878,982	$521,343,502
Shares purchased	(2,482,915)	(60,609,646)

Net increase (decrease) in shares outstanding before conversion	18,396,067	460,733,856
Shares issued upon conversion from other share class(es)	13,891	331,285
Shares purchased upon conversion into other share class(es)	(2,198)	(49,066)

Net increase (decrease) in shares outstanding	18,407,760	$461,016,075

8.     Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

30

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2021.

9.     Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Series’ risks, please refer to the Series’ Prospectus and Statement of Additional Information.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Series may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-US issuers (including those denominated in US dollars) generally involve more risk than investing in securities of US issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the US. Foreign legal systems generally have fewer regulatory requirements than the US legal system. In general, less information is publicly available about non-US companies than about US companies. Non-US companies generally are not subject to the same accounting, auditing, and financial reporting standards as are US companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Series holds and the Series’ performance. Certain foreign countries may impose

PGIM Jennison International Opportunities Fund	31

Notes to Financial Statements  (unaudited) (continued)

restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. In addition, the Series’ investments in non-US securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-US currency, confiscatory taxation and adverse diplomatic developments. Special US tax considerations may apply.

Investments in China Risk: Investments in China subject a Series to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Series’ investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Series invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs.

32

Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Series’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Series invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of your investment in the Series will decline.

10.     Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Series.

PGIM Jennison International Opportunities Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,			Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.14		$19.51	$15.82	$17.10	$12.36	$13.09
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.12)	0.01	(0.06)	(0.01)	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.20		8.75	3.68	(1.22)	4.75	(0.75)
Total from investment operations	6.10		8.63	3.69	(1.28)	4.74	(0.73)
Net asset value, end of period	$34.24		$28.14	$19.51	$15.82	$17.10	$12.36
Total Return(b):	21.69%		44.11%	23.39%	(7.49)%	38.35%	(5.58)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$145,117		$76,093	$26,778	$14,496	$5,303	$2,918
Average net assets (000)	$111,595		$46,059	$20,599	$10,393	$3,121	$3,575
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.09	%(e)	1.09%	1.09%	1.13%	1.15%	1.15%
Expenses before waivers and/or expense reimbursement	1.23	%(e)	1.34%	1.46%	1.55%	1.63%	1.74%
Net investment income (loss)	(0.64	)%(e)	(0.52)%	0.04%	(0.32)%	(0.07)%	0.15%
Portfolio turnover rate(f)	22%		43%	53%	59%	69%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended April 30,			Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.38		$18.44	$15.08	$16.43	$11.96	$12.77
Income (loss) from investment operations:
Net investment income (loss)	(0.22)		(0.29)	(0.13)	(0.18)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.81		8.23	3.49	(1.17)	4.58	(0.73)
Total from investment operations	5.59		7.94	3.36	(1.35)	4.47	(0.81)
Net asset value, end of period	$31.97		$26.38	$18.44	$15.08	$16.43	$11.96
Total Return(b):	21.20%		43.00%	22.28%	(8.22)%	37.37%	(6.34)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,354		$16,411	$5,302	$3,800	$1,759	$779
Average net assets (000)	$23,581		$9,894	$4,683	$3,449	$1,080	$895
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.90	%(e)	1.90%	1.91%	1.92%	1.89%	1.90%
Expenses before waivers and/or expense reimbursement	1.97	%(e)	2.15%	2.33%	2.54%	2.32%	2.44%
Net investment income (loss)	(1.47	)%(e)	(1.32)%	(0.80)%	(1.05)%	(0.80)%	(0.67)%
Portfolio turnover rate(f)	22%		43%	53%	59%	69%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,		November 20, 2017(a) through October 31, 2018
	2021		2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.98		$19.48	$15.86	$17.62
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.20)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.18		8.70	3.68	(1.67)
Total from investment operations	6.01		8.50	3.62	(1.76)
Net asset value, end of period	$33.99		$27.98	$19.48	$15.86
Total Return(c):	21.48%		43.56%	22.89%	(9.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$347,731		$291,162	$280,311	$266,294
Average net assets (000)	$329,180		$281,238	$278,086	$299,955
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.46	%(e)	1.47%	1.47%	1.46	%(e)
Expenses before waivers and/or expense reimbursement	1.71	%(e)	1.77%	1.81%	1.80	%(e)
Net investment income (loss)	(1.03	)%(e)	(0.87)%	(0.36)%	(0.53	)%(e)
Portfolio turnover rate(f)	22%		43%	53%	59%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.56		$19.77	$16.01	$17.29	$12.50	$13.20
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)	0.03	(0.01)	0.03	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.29		8.89	3.74	(1.24)	4.79	(0.73)
Total from investment operations	6.22		8.79	3.77	(1.25)	4.82	(0.70)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.01)	(0.03)	(0.03)	-
Net asset value, end of period	$34.78		$28.56	$19.77	$16.01	$17.29	$12.50
Total Return(b) :	21.78%		44.46%	23.56%	(7.24)%	38.65%	(5.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,561,106		$1,364,899	$208,629	$104,113	$28,612	$18,667
Average net assets (000)	$2,043,368		$639,223	$139,982	$75,711	$21,756	$23,274
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.90	%(e)	0.90%	0.90%	0.89%	0.89%	0.90%
Expenses before waivers and/or expense reimbursement	0.91	%(e)	0.99%	1.04%	1.04%	1.34%	1.41%
Net investment income (loss)	(0.45)	%(e)	(0.38)%	0.15%	(0.08)%	0.23%	0.25%
Portfolio turnover rate(f)	22%		43%	53%	59%	69%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	37

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30, 2021		Year Ended October 31, 2020	December 27, 2018(a) through October 31, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.35		$19.70	$15.10
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.29)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.23		8.94	4.72
Total from investment operations	6.11		8.65	4.60
Net asset value, end of period	$34.46		$28.35	$19.70
Total Return(c):	21.55%		43.91%	30.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,301		$4,664	$233
Average net assets (000)	$6,340		$1,557	$44
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.28	%(e)	1.32%	1.26	%(e)
Expenses before waivers and/or expense reimbursement	1.43	%(e)	2.23%	64.97	%(e)
Net investment income (loss)	(0.75	)%(e)	(1.06)%	(0.76	)%(e)
Portfolio turnover rate(f)	22%		43%	53%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R4 Shares
	Six Months Ended April 30, 2021		Year Ended October 31, 2020	December 27, 2018(a) through October 31, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.49		$19.75	$15.10
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.11)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.27		8.85	4.67
Total from investment operations	6.19		8.74	4.65
Net asset value, end of period	$34.68		$28.49	$19.75
Total Return(c):	21.77%		44.20%	30.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,808		$1,359	$846
Average net assets (000)	$8,325		$1,023	$293
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.98	%(e)	1.04%	0.95	%(e)
Expenses before waivers and/or expense reimbursement	1.09	%(e)	2.47%	10.65	%(e)
Net investment income (loss)	(0.48	)%(e)	(0.46)%	(0.11	)%(e)
Portfolio turnover rate(f)	22%		43%	53%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	39

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 23, 2015(a) through October 31, 2016
	2021		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.59		$19.78	$16.02	$17.29	$12.50	$13.25
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)	0.04	(0.01)	0.04	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.31		8.89	3.74	(1.22)	4.79	(0.81)
Total from investment operations	6.25		8.81	3.78	(1.23)	4.83	(0.75)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.02)	(0.04)	(0.04)	-
Net asset value, end of period	$34.84		$28.59	$19.78	$16.02	$17.29	$12.50
Total Return(c) :	21.83%		44.54%	23.72%	(7.15)%	38.75%	(5.66)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,451,188		$673,736	$101,975	$35,141	$26,252	$23,073
Average net assets (000)	$1,074,452		$295,968	$54,900	$26,736	$24,927	$23,677
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.84	%(f)	0.84%	0.84%	0.84%	0.84%	0.84	%(f)
Expenses before waivers and/or expense reimbursement	0.84	%(f)	0.91%	0.98%	1.00%	1.30%	1.43	%(f)
Net investment income (loss)	(0.38	)%(f)	(0.32)%	0.20%	(0.05)%	0.28%	0.60	%(f)
Portfolio turnover rate(g)	22%		43%	53%	59%	69%	65%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Jennison International Opportunities Fund	41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison International Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PWJAX	PWJCX	PWJRX	PWJZX	PWJBX	PWJDX	PWJQX
CUSIP	743969677	743969669	743969487	743969651	743969412	743969396	743969586

MF215E2

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Infrastructure Fund

June 15, 2021

PGIM Jennison Global Infrastructure Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	14.68	15.29	6.75	6.69 (9/25/13)
Class C	14.26	20.04	7.16	6.67 (9/25/13)
Class Z	14.85	22.46	8.30	7.78 (9/25/13)
Class R6	14.86	22.38	N/A	9.43 (12/28/16)
S&P Global Infrastructure Index
	23.58	28.66	6.05	—
S&P 500 Index
	28.85	45.96	17.41	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
	Class A, C, Z (9/25/13)	Class R6 (12/28/16)
S&P Global Infrastructure Index	5.75	6.90
S&P 500 Index	15.02	17.72

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P Global Infrastructure Index—The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the Index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Global Infrastructure Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	Country	% of Net Assets
NextEra Energy, Inc.	Electric Utilities	United States	4.7%
Cellnex Telecom SA, 144A	Diversified Telecommunication Services	Spain	4.3%
Norfolk Southern Corp.	Road & Rail	United States	3.9%
Eiffage SA	Construction & Engineering	France	3.7%
Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	United States	3.6%
Targa Resources Corp.	Oil, Gas & Consumable Fuels	United States	3.5%
Union Pacific Corp.	Road & Rail	United States	3.4%
Vinci SA	Construction & Engineering	France	3.1%
Enel SpA	Electric Utilities	Italy	2.8%
Ferrovial SA	Construction & Engineering	Spain	2.8%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Global Infrastructure Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,146.80	1.50%	$7.98
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class C	Actual	$1,000.00	$1,142.60	2.25%	$11.95
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23
Class Z	Actual	$1,000.00	$1,148.50	1.17%	$6.23
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
Class R6	Actual	$1,000.00	$1,148.60	1.17%	$6.23
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 94.0%

COMMON STOCKS 89.6%

Australia 7.4%

APA Group	56,586	$438,375
Atlas Arteria Ltd.	198,451	922,438
Spark Infrastructure Group	349,856	591,442
Sydney Airport*	154,623	736,495
Transurban Group	82,697	905,285

		3,594,035

Canada 5.3%

Canadian National Railway Co.	8,672	933,626
Enbridge, Inc.	18,449	711,603
Pembina Pipeline Corp.	15,280	471,646
TC Energy Corp.	9,654	477,614

		2,594,489

China 1.6%

China Longyuan Power Group Corp. Ltd. (Class H Stock)	355,247	524,531
Jiangsu Expressway Co. Ltd. (Class H Stock)	197,558	233,073

		757,604

Denmark 1.4%

Orsted A/S, 144A	4,632	675,649

France 9.1%

Eiffage SA*	16,759	1,830,730
Engie SA*	43,528	647,782
Getlink SE*	29,688	471,660
Vinci SA	13,811	1,515,023

		4,465,195

Germany 2.3%

RWE AG	30,156	1,144,649

Italy 3.8%

Atlantia SpA*	24,451	479,908
Enel SpA	137,740	1,372,981

		1,852,889

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Mexico 2.1%

Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	55,976	$576,229
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)*	25,833	437,466

		1,013,695

Spain 12.9%

Aena SME SA, 144A*	6,389	1,111,088
Cellnex Telecom SA, 144A	37,339	2,110,250
EDP Renovaveis SA*	32,462	774,774
Ferrovial SA	47,352	1,344,830
Iberdrola SA	69,865	944,206

		6,285,148

United States 43.7%

American Tower Corp., REIT	1,894	482,534
American Water Works Co., Inc.	5,601	873,700
Cheniere Energy, Inc.*	22,628	1,754,123
Dominion Energy, Inc.	14,723	1,176,368
Edison International	14,741	876,352
Equinix, Inc., REIT	661	476,422
Essential Utilities, Inc.	14,825	698,702
Eversource Energy	10,271	885,566
Kansas City Southern	2,624	766,759
NextEra Energy Partners LP	8,593	640,608
NextEra Energy, Inc.	29,668	2,299,567
Norfolk Southern Corp.	6,853	1,913,632
ONEOK, Inc.	8,994	470,746
PG&E Corp.*	77,323	875,296
Public Service Enterprise Group, Inc.	11,877	750,151
SBA Communications Corp., REIT	1,617	484,647
Sempra Energy	6,571	903,973
Targa Resources Corp.	49,324	1,711,050
Union Pacific Corp.	7,388	1,640,801
Waste Connections, Inc.	4,422	526,704
Williams Cos., Inc. (The)	46,575	1,134,567

		21,342,268

TOTAL COMMON STOCKS (cost $33,322,891)		43,725,621

See Notes to Financial Statements.

10

Description	Shares	Value

PREFERRED STOCKS 4.4%

Canada 2.2%

GFL Environmental, Inc., CVT, 6.000%, Maturing 03/15/23	13,990	$1,071,214

United States 2.2%

AES Corp. (The), CVT, 6.875%, Maturing 02/15/24*	4,319	470,728

NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23	12,590	635,417

		1,106,145

TOTAL PREFERRED STOCKS (cost $1,767,176)		2,177,359

TOTAL LONG-TERM INVESTMENTS (cost $35,090,067)		45,902,980

SHORT-TERM INVESTMENT 3.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,642,499)(wb)	1,642,499	1,642,499

TOTAL INVESTMENTS 97.4% (cost $36,732,566)		47,545,479
Other assets in excess of liabilities 2.6%		1,261,552

NET ASSETS 100.0%		$48,807,031

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$3,594,035	$—
Canada	2,594,489	—	—
China	—	757,604	—
Denmark	—	675,649	—
France	—	4,465,195	—
Germany	—	1,144,649	—
Italy	—	1,852,889	—
Mexico	1,013,695	—	—
Spain	—	6,285,148	—
United States	21,342,268	—	—
Preferred Stocks
Canada	1,071,214	—	—
United States	1,106,145	—	—
Affiliated Mutual Fund	1,642,499	—	—

Total	$28,770,310	$18,775,169	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Electric Utilities	18.7%
Oil, Gas & Consumable Fuels	13.8
Transportation Infrastructure	12.2
Road & Rail	10.8
Construction & Engineering	9.6
Multi-Utilities	9.3
Independent Power & Renewable Electricity Producers	4.9
Diversified Telecommunication Services	4.3
Affiliated Mutual Fund	3.4

Commercial Services & Supplies	3.3%
Water Utilities	3.2
Equity Real Estate Investment Trusts (REITs)	3.0
Gas Utilities	0.9

97.4
Other assets in excess of liabilities	2.6

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets
Investments at value:
Unaffiliated investments (cost $35,090,067)	$45,902,980
Affiliated investments (cost $1,642,499)	1,642,499
Foreign currency, at value (cost $4,823)	4,827
Receivable for Series shares sold	865,262
Receivable for investments sold	860,056
Dividends receivable	50,498
Tax reclaim receivable	23,401
Prepaid expenses	1,452

Total Assets	49,350,975

Liabilities
Payable for investments purchased	261,230
Payable for Series shares purchased	186,084
Accrued expenses and other liabilities	65,954
Management fee payable	23,235
Distribution fee payable	4,391
Affiliated transfer agent fee payable	1,918
Directors’ fees payable	1,132

Total Liabilities	543,944

Net Assets	$48,807,031

Net assets were comprised of:
Common stock, at par	$30,952
Paid-in capital in excess of par	37,545,130
Total distributable earnings (loss)	11,230,949

Net assets, April 30, 2021	$48,807,031

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	13

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Class A
Net asset value and redemption price per share, ($7,219,310 ÷ 457,486 shares of common stock issued and outstanding)	$15.78

Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.70

Class C
Net asset value, offering price and redemption price per share, ($3,680,890 ÷ 236,344 shares of common stock issued and outstanding)	$15.57

Class Z
Net asset value, offering price and redemption price per share, ($26,090,498 ÷ 1,652,622 shares of common stock issued and outstanding)	$15.79

Class R6
Net asset value, offering price and redemption price per share, ($11,816,333 ÷ 748,732 shares of common stock issued and outstanding)	$15.78

See Notes to Financial Statements.

14

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $29,778 foreign withholding tax)	$470,159
Affiliated dividend income	1,016

Total income	471,175

Expenses
Management fee	212,635
Distribution fee(a)	27,137
Custodian and accounting fees	34,996
Registration fees(a)	33,183
Transfer agent’s fees and expenses (including affiliated expense of $4,648)(a)	23,796
Audit fee	14,399
Legal fees and expenses	7,822
Directors’ fees	5,455
Shareholders’ reports	5,280
Miscellaneous	10,445

Total expenses	375,148
Less: Fee waiver and/or expense reimbursement(a)	(95,153)

Distribution fee waiver(a)	(1,647)

Net expenses	278,348

Net investment income (loss)	192,827

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	1,129,667
Foreign currency transactions	(4,363)

1,125,304

Net change in unrealized appreciation (depreciation) on:
Investments	4,154,482
Foreign currencies	(514)

4,153,968

Net gain (loss) on investment and foreign currency transactions	5,279,272

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,472,099

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	9,882	17,255	—	—
Registration fees	8,167	8,167	8,167	8,682
Transfer agent’s fees and expenses	6,007	2,569	15,186	34
Fee waiver and/or expense reimbursement	(18,093)	(12,799)	(47,636)	(16,625)
Distribution fee waiver	(1,647)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	15

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$192,827	$446,665
Net realized gain (loss) on investment and foreign currency transactions	1,125,304	649,332
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,153,968	(3,570,052)

Net increase (decrease) in net assets resulting from operations	5,472,099	(2,474,055)

Dividends and Distributions
Distributions from distributable earnings
Class A	(18,974)	(61,847)
Class C	(737)	(15,905)
Class Z	(110,886)	(253,973)
Class R6	(40,937)	(102,001)

	(171,534)	(433,726)

Tax return of capital distributions
Class A	—	(6,071)
Class C	—	(1,561)
Class Z	—	(24,932)
Class R6	—	(10,013)

	—	(42,577)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	13,761,911	7,990,286
Net asset value of shares issued in reinvestment of dividends and distributions	171,269	473,968
Cost of shares purchased	(5,413,793)	(16,121,559)

Net increase (decrease) in net assets from Series share transactions	8,519,387	(7,657,305)

Total increase (decrease)	13,819,952	(10,607,663)

Net Assets:
Beginning of period	34,987,079	45,594,742

End of period	$48,807,031	$34,987,079

See Notes to Financial Statements.

16

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund, PGIM QMA International Equity Fund and PGIM Emerging Markets Debt Hard Currency Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM Emerging Markets Debt Local Currency Fund, which is a non-diversified fund for purposes of the 1940 Act , and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison Global Infrastructure Fund (the “Series”).

The investment objective of the Series is to seek total return.

2.    Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Series’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM Jennison Global Infrastructure Fund	17

Notes to Financial Statements  (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

18

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty

PGIM Jennison Global Infrastructure Fund	19

Notes to Financial Statements  (unaudited) (continued)

permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Series invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from

20

GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.00% of the Series’ average daily net assets up to $1 billion, 0.98% of the next $2 billion, 0.96% of the next $2 billion, 0.95% of the next $5 billion and 0.94% of the Series’ average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 1.00% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.17% of average daily net assets for Class Z shares and 1.17% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing

PGIM Jennison Global Infrastructure Fund	21

Notes to Financial Statements  (unaudited) (continued)

and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%,and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.25% of the average daily net assets of the Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

For the reporting period ended April 30, 2021, PIMS received $19,076 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Series.

22

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $20,268,527 and $13,710,847, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$665,468	$14,776,317	$13,799,286	$—	$—	$1,642,499	1,642,499	$1,016

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.     Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$36,943,339

Gross Unrealized Appreciation	10,950,955
Gross Unrealized Depreciation	(348,815)

Net Unrealized Appreciation	$10,602,140

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2020 of approximately $518,000, which can be carried forward for an unlimited period. The Series utilized approximately $751,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2020. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

PGIM Jennison Global Infrastructure Fund	23

Notes to Financial Statements  (unaudited) (continued)

7.    Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock, below.

The Fund is authorized to issue 5.075 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 510 million shares authorized for the Series, divided into five classes as follows:

Class A	20,000,000
Class C	100,000,000
Class Z	150,000,000
Class T	115,000,000
Class R6	125,000,000

The Series currently does not have any Class T shares outstanding.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	559,316	33.8%
Class R6	697,386	93.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
2	40.6%	4	46.3%

24

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	52,173	$799,029
Shares issued in reinvestment of dividends and distributions	1,244	18,930
Shares purchased	(34,538)	(523,975)

Net increase (decrease) in shares outstanding before conversion	18,879	293,984
Shares issued upon conversion from other share class(es)	6,631	101,880
Shares purchased upon conversion into other share class(es)	(9)	(133)

Net increase (decrease) in shares outstanding	25,501	$395,731

Year ended October 31, 2020:
Shares sold	40,098	$569,464
Shares issued in reinvestment of dividends and distributions	4,619	67,705
Shares purchased	(137,855)	(1,881,572)

Net increase (decrease) in shares outstanding before conversion	(93,138)	(1,244,403)
Shares issued upon conversion from other share class(es)	4,972	68,903
Shares purchased upon conversion into other share class(es)	(878)	(13,161)

Net increase (decrease) in shares outstanding	(89,044)	$(1,188,661)

Class C
Six months ended April 30, 2021:
Shares sold	26,554	$403,147
Shares issued in reinvestment of dividends and distributions	44	652
Shares purchased	(17,397)	(261,974)

Net increase (decrease) in shares outstanding before conversion	9,201	141,825
Shares purchased upon conversion into other share class(es)	(10,684)	(161,860)

Net increase (decrease) in shares outstanding	(1,483)	$(20,035)

Year ended October 31, 2020:
Shares sold	6,868	$98,374
Shares issued in reinvestment of dividends and distributions	1,083	15,727
Shares purchased	(48,016)	(671,692)

Net increase (decrease) in shares outstanding before conversion	(40,065)	(557,591)
Shares purchased upon conversion into other share class(es)	(7,028)	(100,339)

Net increase (decrease) in shares outstanding	(47,093)	$(657,930)

Class Z
Six months ended April 30, 2021:
Shares sold	475,463	$7,201,210
Shares issued in reinvestment of dividends and distributions	7,260	110,749
Shares purchased	(293,550)	(4,451,877)

Net increase (decrease) in shares outstanding before conversion	189,173	2,860,082
Shares issued upon conversion from other share class(es)	3,932	60,113

Net increase (decrease) in shares outstanding	193,105	$2,920,195

Year ended October 31, 2020:
Shares sold	246,053	$3,526,924
Shares issued in reinvestment of dividends and distributions	19,133	278,522
Shares purchased	(299,875)	(4,159,893)

Net increase (decrease) in shares outstanding before conversion	(34,689)	(354,447)
Shares issued upon conversion from other share class(es)	2,853	44,597

Net increase (decrease) in shares outstanding	(31,836)	$(309,850)

PGIM Jennison Global Infrastructure Fund	25

Notes to Financial Statements  (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	349,244	$5,358,525
Shares issued in reinvestment of dividends and distributions	2,673	40,938
Shares purchased	(11,544)	(175,967)

Net increase (decrease) in shares outstanding	340,373	$5,223,496

Year ended October 31, 2020:
Shares sold	261,907	$3,795,524
Shares issued in reinvestment of dividends and distributions	7,666	112,014
Shares purchased	(676,564)	(9,408,402)

Net increase (decrease) in shares outstanding	(406,991)	$(5,500,864)

8.    Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 6 days that the Series had loans outstanding during the period was approximately $257,333, borrowed at a weighted average interest rate of 1.41%. The maximum loan outstanding amount during the period was $285,000. At April 30, 2021, the Series did not have an outstanding loan amount.

26

9.    Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Series’ risks, please refer to the Series’ Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-US issuers (including those denominated in US dollars) generally involve more risk than investing in securities of US issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the US. Foreign legal systems generally have fewer regulatory requirements than the US legal system. In general, less information is publicly available about non-US companies than about US companies. Non-US companies generally are not subject to the same accounting, auditing, and financial reporting standards as are US companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Series holds and the Series’ performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. In addition, the Series’ investments in non-US securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-US currency, confiscatory taxation and adverse diplomatic developments. Special US tax considerations may apply.

Investing in Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all

PGIM Jennison Global Infrastructure Fund	27

Notes to Financial Statements  (unaudited) (continued)

or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Series’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Series invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of your investment in the Series will decline.

10.    Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on

28

related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Series.

PGIM Jennison Global Infrastructure Fund	29

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.80		$14.66	$12.21	$13.05	$11.61	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.14	0.18	0.16	0.14	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.96		(0.86)	2.49	(0.81)	1.49	0.21
Total from investment operations	2.02		(0.72)	2.67	(0.65)	1.63	0.30
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.12)	(0.21)	(0.19)	(0.13)	(0.08)
Tax return of capital distributions	-		(0.02)	(0.01)	-	(0.06)	(0.09)
Total dividends and distributions	(0.04)		(0.14)	(0.22)	(0.19)	(0.19)	(0.17)
Net asset value, end of period	$15.78		$13.80	$14.66	$12.21	$13.05	$11.61
Total Return(b):	14.68%		(4.93)%	22.01%	(5.10)%	14.15%	2.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,219		$5,961	$7,637	$8,073	$11,689	$12,277
Average net assets (000)	$6,643		$6,859	$7,718	$10,218	$11,433	$16,694
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.50	%(e)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	2.10	%(e)	2.20%	2.10%	2.00%	1.81%	1.79%
Net investment income (loss)	0.73	%(e)	0.95%	1.34%	1.21%	1.10%	0.76%
Portfolio turnover rate(f)	33%		62%	62%	75%	80%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.63		$14.51	$12.12	$12.97	$11.55	$11.42
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.03	0.08	0.06	0.04	- (b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.94		(0.84)	2.45	(0.81)	1.50	0.21
Total from investment operations	1.94		(0.81)	2.53	(0.75)	1.54	0.21
Less Dividends and Distributions:
Dividends from net investment income	-	(b)	(0.05)	(0.13)	(0.10)	(0.08)	(0.04)
Tax return of capital distributions	-		(0.02)	(0.01)	-	(0.04)	(0.04)
Total dividends and distributions	-		(0.07)	(0.14)	(0.10)	(0.12)	(0.08)
Net asset value, end of period	$15.57		$13.63	$14.51	$12.12	$12.97	$11.55
Total Return(c):	14.26%		(5.63)%	21.01%	(5.82)%	13.39%	1.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,681		$3,242	$4,135	$4,162	$6,101	$5,738
Average net assets (000)	$3,480		$3,771	$4,131	$5,464	$6,111	$5,783
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.25	%(f)	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses before waivers and/or expense reimbursement	2.99	%(f)	3.05%	2.90%	2.81%	2.51%	2.49%
Net investment income (loss)	(0.01	)%(f)	0.21%	0.59%	0.48%	0.34%	(0.02)%
Portfolio turnover rate(g)	33%		62%	62%	75%	80%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	31

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.80		$14.66	$12.21	$13.06	$11.61	$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18	0.23	0.19	0.18	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98		(0.85)	2.48	(0.82)	1.49	0.23
Total from investment operations	2.06		(0.67)	2.71	(0.63)	1.67	0.34
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.17)	(0.25)	(0.22)	(0.14)	(0.09)
Tax return of capital distributions	-		(0.02)	(0.01)	-	(0.08)	(0.11)
Total dividends and distributions	(0.07)		(0.19)	(0.26)	(0.22)	(0.22)	(0.20)
Net asset value, end of period	$15.79		$13.80	$14.66	$12.21	$13.06	$11.61
Total Return(b):	14.85%		(4.56)%	22.30%	(4.94)%	14.51%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,090		$20,148	$21,868	$23,074	$28,831	$40,811
Average net assets (000)	$24,590		$21,048	$21,608	$27,549	$29,597	$40,236
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.17	%(e)	1.17%	1.17%	1.25%	1.25%	1.25%
Expenses before waivers and/or expense reimbursement	1.56	%(e)	1.66%	1.57%	1.52%	1.51%	1.49%
Net investment income (loss)	1.07	%(e)	1.25%	1.66%	1.45%	1.49%	0.94%
Portfolio turnover rate(f)	33%		62%	62%	75%	80%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 28, 2016(a) through October 31,
	2021		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.80		$14.66	$12.21	$13.06	$11.39
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.18	0.23	0.18	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98		(0.85)	2.48	(0.81)	1.71
Total from investment operations	2.05		(0.67)	2.71	(0.63)	1.82
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.17)	(0.25)	(0.22)	(0.10)
Tax return of capital distributions	-		(0.02)	(0.01)	-	(0.05)
Total dividends and distributions	(0.07)		(0.19)	(0.26)	(0.22)	(0.15)
Net asset value, end of period	$15.78		$13.80	$14.66	$12.21	$13.06
Total Return(c):	14.86%		(4.62)%	22.40%	(4.94)%	16.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,816		$5,636	$11,954	$13,912	$21,979
Average net assets (000)	$8,167		$8,565	$13,787	$17,657	$19,274
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.17	%(f)	1.17%	1.17%	1.25%	1.25	%(f)
Expenses before waivers and/or expense reimbursement	1.58	%(f)	1.66%	1.48%	1.44%	1.40	%(f)
Net investment income (loss)	0.96	%(f)	1.28%	1.70%	1.39%	1.00	%(f)
Portfolio turnover rate(g)	33%		62%	62%	75%	80%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	33

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

34

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Infrastructure Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PGJAX	PGJCX	PGJZX	PGJQX
CUSIP	743969792	743969784	743969776	743969560

MF217E2

PGIM EMERGING MARKETS DEBT HARD

CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Emerging Markets Debt Hard Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Hard Currency Fund

June 15, 2021

PGIM Emerging Markets Debt Hard Currency Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	5.48	17.32	1.60 (12/12/17)
Class C	5.08	19.35	1.84 (12/12/17)
Class Z	5.63	21.60	2.90 (12/12/17)
Class R6	5.80	21.73	2.99 (12/12/17)
JP Morgan Emerging Markets Bond Index Global Diversified Index
	3.26	15.97	3.90

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

4	Visit our website at pgim.com/investments

Benchmark Definitions

JP Morgan Emerging Markets Bond Index Global Diversified Index—The JP Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Credit Quality expressed as a percentage of total investments as of 4/30/21 (%)
AA	4.6
A	6.7
BBB	29.1
BB	24.8
B	22.5
CCC	7.5
CC	0.8
C	0.3
Not Rated	2.3
Cash/Cash Equivalents	1.4
Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Hard Currency Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.21	3.67	–11.60
Class C	0.17	3.04	–59.85
Class Z	0.22	4.10	3.76
Class R6	0.22	4.19	4.01

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Emerging Markets Debt Hard Currency Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Hard Currency Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,054.80	1.05%	$5.35
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class C	Actual	$1,000.00	$1,050.80	1.80%	$9.15
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00
Class Z	Actual	$1,000.00	$1,056.30	0.75%	$3.82
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R6	Actual	$1,000.00	$1,058.00	0.65%	$3.32
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.1%

CORPORATE BONDS 24.8%

Azerbaijan 0.8%

Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes	6.875%	03/24/26	450	$540,653
Gov’t. Gtd. Notes, 144A	6.875	03/24/26	250	300,363
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes	6.950	03/18/30	200	247,734

				1,088,750

Bahrain 0.5%

Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.625	11/07/24	400	448,739
Sr. Unsec’d. Notes	8.375	11/07/28	200	233,116

				681,855

Brazil 1.5%

Braskem America Finance Co.,
Gtd. Notes, 144A	7.125	07/22/41	200	234,304
JSM Global Sarl,
Gtd. Notes, 144A	4.750	10/20/30	400	404,966
Petrobras Global Finance BV,
Gtd. Notes	5.093	01/15/30	367	387,780
Gtd. Notes	5.600	01/03/31	459	495,877
Gtd. Notes	6.900	03/19/49	150	168,950
Gtd. Notes	7.375	01/17/27	66	80,006
Suzano Austria GmbH,
Gtd. Notes	3.750	01/15/31	150	153,573
Vale Overseas Ltd.,
Gtd. Notes	3.750	07/08/30	90	94,583

				2,020,039

Chile 0.9%

Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	4.875	11/04/44	600	712,248
Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	237,416
VTR Finance NV,
Sr. Unsec’d. Notes	6.375	07/15/28	200	216,094

				1,165,758

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

China 1.3%

Agile Group Holdings Ltd.,
Sr. Sec’d. Notes	6.050%	10/13/25		200	$203,635
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes	4.200	02/06/26		210	219,023
New Metro Global Ltd.,
Gtd. Notes	4.800	12/15/24		200	199,436
Sinopec Group Overseas Development 2012 Ltd.,
Gtd. Notes	4.875	05/17/42		200	239,222
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes	4.000	09/13/47		200	215,602
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes, 144A	3.680	08/08/49		400	409,573
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	6.500	01/10/25		200	203,475

					1,689,966

Colombia 0.2%

Grupo Aval Ltd.,
Gtd. Notes, 144A	4.375	02/04/30		200	200,626

Guatemala 0.2%

Energuate Trust,
Gtd. Notes	5.875	05/03/27		200	210,607

India 1.4%

Azure Power Solar Energy Pvt. Ltd.,
Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	212,083
GMR Hyderabad International Airport Ltd.,
Sr. Sec’d. Notes	4.250	10/27/27		200	187,231
HPCL-Mittal Energy Ltd.,
Sr. Unsec’d. Notes	5.250	04/28/27		200	205,762
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	127,614
Periama Holdings LLC,
Gtd. Notes	5.950	04/19/26		200	212,664
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500	06/18/29		400	418,762
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	234,563
TML Holdings Pte Ltd.,
Sr. Unsec’d. Notes	5.500	06/03/24		200	206,966

					1,805,645

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Indonesia 2.7%

Cikarang Listrindo Tbk PT,
Sr. Unsec’d. Notes, 144A	4.950%	09/14/26		200	$206,023
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		500	575,329
Sr. Unsec’d. Notes	6.530	11/15/28		220	266,746
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	217,825
Pelabuhan Indonesia III Persero PT,
Sr. Unsec’d. Notes	4.875	10/01/24		400	439,838
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	241,357
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	212,279
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	260,881
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	118,422
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	257,449
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		420	486,815
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		200	247,031

					3,529,995

Israel 0.4%

Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.875	03/30/26		75	77,472
Sr. Sec’d. Notes, 144A	5.375	03/30/28		115	118,839
Sr. Sec’d. Notes, 144A	5.875	03/30/31		115	118,526
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A	6.125	06/30/25		200	218,964

					533,801

Jamaica 0.1%

Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		39	37,608
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		51	51,916
Sr. Sec’d. Notes, 144A	8.750	05/25/24		97	101,029

					190,553

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Kazakhstan 1.1%

Kazakhstan Temir Zholy Finance BV,
Gtd. Notes	6.950%	07/10/42	400	$536,980
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	5.375	04/24/30	200	237,812
Sr. Unsec’d. Notes	5.750	04/19/47	400	480,886
Sr. Unsec’d. Notes	6.375	10/24/48	200	257,431

				1,513,109

Kuwait 0.4%

MEGlobal Canada ULC,
Gtd. Notes, 144A, MTN	5.875	05/18/30	400	489,112

Malaysia 1.5%

Gohl Capital Ltd.,
Gtd. Notes	4.250	01/24/27	250	264,193
Petroliam Nasional Bhd,
Sr. Unsec’d. Notes	7.625	10/15/26	250	328,083
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	952,343
Gtd. Notes, EMTN	3.500	04/21/30	200	216,397
Gtd. Notes, EMTN	4.550	04/21/50	200	238,086

				1,999,102

Mexico 4.9%

Cemex SAB de CV,
Sr. Sec’d. Notes	5.450	11/19/29	400	438,834
FEL Energy VI Sarl,
Sr. Sec’d. Notes, 144A	5.750	12/01/40	235	244,348
Mexico City Airport Trust,
Sr. Sec’d. Notes	4.250	10/31/26	360	387,400
Sr. Sec’d. Notes	5.500	07/31/47	600	611,702
Nemak SAB de CV,
Sr. Unsec’d. Notes	4.750	01/23/25	200	206,564
Petroleos Mexicanos,
Gtd. Notes	4.500	01/23/26	285	286,153
Gtd. Notes	5.350	02/12/28	195	191,439
Gtd. Notes	5.950	01/28/31	180	173,631
Gtd. Notes	6.350	02/12/48	376	320,698
Gtd. Notes	6.490	01/23/27	315	332,980
Gtd. Notes	6.500	03/13/27	975	1,030,318
Gtd. Notes	6.500	01/23/29	435	442,717

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mexico (cont’d.)

Petroleos Mexicanos, (cont’d.)
Gtd. Notes	6.500%	06/02/41	630	$564,437
Gtd. Notes	6.840	01/23/30	243	249,294
Gtd. Notes	7.690	01/23/50	550	529,528
Gtd. Notes, MTN	6.875	08/04/26	455	493,974

				6,504,017

Netherlands 0.2%

VEON Holdings BV,
Sr. Unsec’d. Notes, 144A	3.375	11/25/27	200	201,281

Peru 0.3%

Nexa Resources SA,
Gtd. Notes, 144A	5.375	05/04/27	210	223,810
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32	200	203,920

				427,730

Philippines 0.1%

Globe Telecom, Inc.,
Sr. Unsec’d. Notes	3.000	07/23/35	200	183,825

Russia 1.3%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.950	02/06/28	200	221,059
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37	300	416,969
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	465	692,534
Lukoil Securities BV,
Gtd. Notes	3.875	05/06/30	400	420,081

				1,750,643

Saudi Arabia 0.2%

Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	218,653

South Africa 2.1%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	400	435,075
Sr. Unsec’d. Notes	7.125	02/11/25	600	629,551

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

South Africa (cont’d.)

Eskom Holdings SOC Ltd., (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.750%	08/06/23		400	$418,009
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		660	730,086
MTN Mauritius Investments Ltd.,
Gtd. Notes, 144A	6.500	10/13/26		200	226,992
Sasol Financing USA LLC,
Gtd. Notes	6.500	09/27/28		300	332,380

					2,772,093

Thailand 0.1%

Thaioil Treasury Center Co. Ltd.,
Gtd. Notes, 144A, MTN	3.750	06/18/50		200	183,031

Trinidad & Tobago 0.1%

Trinidad Petroleum Holdings Ltd.,
Sr. Sec’d. Notes, 144A	9.750	06/15/26		166	185,682

Turkey 0.1%

Turkiye Sinai Kalkinma Bankasi A/S,
Sr. Unsec’d. Notes, 144A	6.000	01/23/25		200	199,428

Ukraine 0.5%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/24	EUR	420	510,178
State Savings Bank of Ukraine Via SSB #1 PLC,
Sr. Unsec’d. Notes	9.625	03/20/25		80	84,804

					594,982

United Arab Emirates 1.4%

Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	221,905
Sr. Sec’d. Notes	4.600	11/02/47		200	229,326
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	221,685
DP World PLC,
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		600	798,693

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United Arab Emirates (cont’d.)

Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes, 144A	2.940%	09/30/40	200	$196,149
ICD Funding Ltd.,
Gtd. Notes	4.625	05/21/24	200	215,325

				1,883,083

United States 0.2%

JBS Investments II GmbH,
Gtd. Notes, 144A	5.750	01/15/28	200	211,855

Venezuela 0.1%

Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)	205	8,903
Gtd. Notes	6.000	05/16/24(d)	45	1,953
Gtd. Notes	6.000	11/15/26(d)	65	2,777
Sr. Sec’d. Notes	8.500	10/27/20(d)	205	55,871

				69,504

Vietnam 0.2%

Mong Duong Finance Holdings BV,
Sr. Sec’d. Notes	5.125	05/07/29	250	251,929

TOTAL CORPORATE BONDS
(cost $32,287,625)				32,756,654

SOVEREIGN BONDS 72.3%

Angola 2.0%

Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	600	616,962
Sr. Unsec’d. Notes	9.375	05/08/48	200	206,263
Sr. Unsec’d. Notes	9.500	11/12/25	950	1,042,352
Sr. Unsec’d. Notes, 144A	9.375	05/08/48	200	206,263
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/26/29	200	202,576
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	400	405,152

				2,679,568

Argentina 1.6%

Argentina Bonar Bonds,
Bonds	0.125(cc)	07/09/30	2	568

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Argentina (cont’d.)

Argentina Bonar Bonds, (cont’d.)
Unsec’d. Notes	1.000%	07/09/29		12	$4,065
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.125(cc)	07/09/30		2,080	741,974
Sr. Unsec’d. Notes	0.125(cc)	07/09/35		102	32,209
Sr. Unsec’d. Notes	0.125(cc)	01/09/38		1,620	610,583
Sr. Unsec’d. Notes	0.125(cc)	07/09/41		597	212,062
Sr. Unsec’d. Notes	0.125(cc)	07/09/46		335	107,501
Sr. Unsec’d. Notes	1.000	07/09/29		254	96,028
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	4.000	05/01/20(d)	EUR	15	7,087
Sr. Unsec’d. Notes	5.375	01/20/23(d)	EUR	100	45,027
Sr. Unsec’d. Notes	9.950	06/09/21(d)		430	190,257

					2,047,361

Bahrain 1.6%

Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		400	439,784
Sr. Unsec’d. Notes	7.000	01/26/26		200	230,355
Sr. Unsec’d. Notes	7.000	10/12/28		400	449,177
Sr. Unsec’d. Notes	7.375	05/14/30		720	814,055
Sr. Unsec’d. Notes	7.500	09/20/47		200	211,443

					2,144,814

Belarus 0.8%

Republic of Belarus International Bond,
Sr. Unsec’d. Notes	6.200	02/28/30		200	190,877
Sr. Unsec’d. Notes	6.875	02/28/23		200	204,222
Sr. Unsec’d. Notes	7.625	06/29/27		425	441,303
Republic of Belarus Ministry of Finance,
Sr. Unsec’d. Notes	5.875	02/24/26		200	193,671

					1,030,073

Benin 0.1%

Benin Government International Bond,
Sr. Unsec’d. Notes	4.875	01/19/32	EUR	100	120,331

Brazil 2.4%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		200	216,114

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Brazil (cont’d.)

Brazilian Government International Bond,
Sr. Unsec’d. Notes	4.500%	05/30/29		300	$315,918
Sr. Unsec’d. Notes	5.625	01/07/41		270	288,577
Sr. Unsec’d. Notes	7.125	01/20/37		950	1,199,649
Sr. Unsec’d. Notes	8.250	01/20/34		828	1,127,341

					3,147,599

Bulgaria 0.4%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	415	475,834

Cameroon 0.3%

Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	9.500	11/19/25		400	448,782

Colombia 1.9%

Colombia Government International Bond,
Sr. Unsec’d. Notes	6.125	01/18/41		660	788,549
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,345,165
Sr. Unsec’d. Notes	10.375	01/28/33		200	307,878

					2,441,592

Congo (Republic) 0.1%

Congolese International Bond,
Sr. Unsec’d. Notes	6.000	06/30/29		255	191,271

Costa Rica 1.2%

Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.250	01/26/23		200	203,620
Sr. Unsec’d. Notes	4.375	04/30/25		1,000	1,018,873
Sr. Unsec’d. Notes	6.125	02/19/31		200	208,980
Sr. Unsec’d. Notes	7.000	04/04/44		200	205,364

					1,636,837

Croatia 0.3%

Croatia Government International Bond,
Unsec’d. Notes	1.500	06/17/31	EUR	285	357,738

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Dominican Republic 3.1%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500%	01/30/30		150	$155,939
Sr. Unsec’d. Notes	5.500	01/27/25		100	110,564
Sr. Unsec’d. Notes	5.875	04/18/24		555	597,164
Sr. Unsec’d. Notes	6.875	01/29/26		400	468,494
Sr. Unsec’d. Notes	7.450	04/30/44		1,400	1,694,927
Sr. Unsec’d. Notes, 144A	4.875	09/23/32		150	156,990
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	152,880
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		425	423,524
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		320	366,509

					4,126,991

Ecuador 1.6%

Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30		179	97,926
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/30		639	534,391
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/35		1,240	844,940
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40		1,111	659,997

					2,137,254

Egypt 2.2%

Egypt Government International Bond,
Sr. Unsec’d. Notes	8.875	05/29/50		200	210,524
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	218,870
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	200	249,507
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	420	526,615
Sr. Unsec’d. Notes, 144A, MTN	7.600	03/01/29		200	217,113
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	263,163
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	100	125,070
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	200	249,507
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	200	241,352
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	100	125,385
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	221,145
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	258,003

					2,906,254

El Salvador 1.3%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	5.875	01/30/25		355	366,752
Sr. Unsec’d. Notes	6.375	01/18/27		425	440,411

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

El Salvador (cont’d.)

El Salvador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.625%	02/01/41	150	$154,599
Sr. Unsec’d. Notes	7.650	06/15/35	57	59,913
Sr. Unsec’d. Notes	7.750	01/24/23	145	152,452
Sr. Unsec’d. Notes	8.250	04/10/32	425	468,355

				1,642,482

Gabon 0.8%

Gabon Government International Bond, Bonds	6.375	12/12/24	200	211,592
Sr. Unsec’d. Notes	6.950	06/16/25	600	638,473
Sr. Unsec’d. Notes, 144A	6.625	02/06/31	215	216,139

				1,066,204

Ghana 1.8%

Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30	400	505,449
Sr. Unsec’d. Notes	7.875	03/26/27	400	417,787
Sr. Unsec’d. Notes	8.125	01/18/26	400	429,169
Sr. Unsec’d. Notes	8.125	03/26/32	200	202,065
Sr. Unsec’d. Notes, 144A	6.375	02/11/27	400	398,412
Sr. Unsec’d. Notes, 144A	7.875	02/11/35	200	197,156
Sr. Unsec’d. Notes, 144A	8.950	03/26/51	205	203,749

				2,353,787

Guatemala 0.7%

Guatemala Government Bond,
Sr. Unsec’d. Notes	4.875	02/13/28	400	449,183
Sr. Unsec’d. Notes	6.125	06/01/50	400	480,335

				929,518

Honduras 0.6%

Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27	300	330,023
Sr. Unsec’d. Notes	7.500	03/15/24	400	435,424

				765,447

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Hungary 1.2%

Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750%	06/05/35	EUR	495	$631,669
Sr. Unsec’d. Notes	7.625	03/29/41		546	882,046

					1,513,715

India 0.3%

Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	399,455

Indonesia 2.0%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	121,928
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	125,195
Sr. Unsec’d. Notes	7.750	01/17/38		360	535,243
Sr. Unsec’d. Notes	8.500	10/12/35		450	710,350
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		110	148,048
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	143,068
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	225,311
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	241,232
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	243,034
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	144,139

					2,637,548

Iraq 0.8%

Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		438	421,928
Sr. Unsec’d. Notes	6.752	03/09/23		600	612,402

					1,034,330

Israel 0.8%

Israel Government International Bond,
Sr. Unsec’d. Notes	4.500	04/03/2120		900	1,104,274

Ivory Coast 1.4%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	252,574
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	300	390,625
Sr. Unsec’d. Notes	6.375	03/03/28		400	442,879

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Ivory Coast (cont’d.)

Ivory Coast Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.625%	03/22/48	EUR	240	$301,679
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	350	455,078

					1,842,835

Jamaica 0.9%

Jamaica Government International Bond,
Sr. Unsec’d. Notes	7.625	07/09/25		225	261,945
Sr. Unsec’d. Notes	7.875	07/28/45		200	278,462
Sr. Unsec’d. Notes	8.000	03/15/39		300	422,502
Sr. Unsec’d. Notes	9.250	10/17/25		200	244,261

					1,207,170

Jordan 0.6%

Jordan Government International Bond,
Sr. Unsec’d. Notes	5.850	07/07/30		200	207,514
Sr. Unsec’d. Notes	6.125	01/29/26		200	216,350
Sr. Unsec’d. Notes	7.375	10/10/47		400	420,687

					844,551

Kazakhstan 0.2%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		200	289,809

Kenya 0.5%

Kenya Government International Bond,
Sr. Unsec’d. Notes	7.000	05/22/27		400	435,939
Sr. Unsec’d. Notes	8.000	05/22/32		200	219,196

					655,135

Lebanon 0.3%

Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)		191	24,353
Sr. Unsec’d. Notes	6.650	04/22/24(d)		172	21,930
Sr. Unsec’d. Notes	6.750	11/29/27(d)		170	21,675
Sr. Unsec’d. Notes	7.000	04/22/31(d)		115	14,377
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		75	9,451
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)		335	42,193
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		245	30,987

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Lebanon (cont’d.)

Lebanon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24(d)		320	$40,800
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)		220	27,754
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	31,843
Sr. Unsec’d. Notes, GMTN	6.600	11/27/26(d)		30	3,918
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)		715	91,390
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		415	51,875

					412,546

Malaysia 1.5%

1MDB Global Investments Ltd.,
Sr. Unsec’d. Notes	4.400	03/09/23		2,000	2,014,768

Mexico 0.9%

Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110		126	143,265
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		634	773,690
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		203	264,847

					1,181,802

Mongolia 0.4%

Mongolia Government International Bond,
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		400	461,300

Morocco 0.8%

Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	200	226,023
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	400	476,002
Sr. Unsec’d. Notes, 144A	3.000	12/15/32		400	380,724

					1,082,749

Mozambique 0.4%

Mozambique International Bond,
Unsec’d. Notes	5.000(cc)	09/15/31		400	330,197
Unsec’d. Notes, 144A	5.000(cc)	09/15/31		200	165,098

					495,295

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Namibia 0.2%

Namibia International Bonds,
Sr. Unsec’d. Notes	5.250%	10/29/25	200	$210,812

Nigeria 2.0%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25	300	341,347
Sr. Unsec’d. Notes	7.875	02/16/32	400	430,859
Sr. Unsec’d. Notes	8.747	01/21/31	1,100	1,254,275
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	205,825
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	400	422,883

				2,655,189

Oman 2.4%

Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	430	446,819
Sr. Unsec’d. Notes	5.375	03/08/27	200	209,273
Sr. Unsec’d. Notes	5.625	01/17/28	200	210,276
Sr. Unsec’d. Notes	6.500	03/08/47	225	220,392
Sr. Unsec’d. Notes	6.750	10/28/27	600	673,961
Sr. Unsec’d. Notes	6.750	01/17/48	200	199,805
Sr. Unsec’d. Notes	7.375	10/28/32	460	525,869
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	199,805
Sr. Unsec’d. Notes, 144A, MTN	4.875	02/01/25	200	209,994
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	200	212,429

				3,108,623

Pakistan 1.6%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	600	627,672
Sr. Unsec’d. Notes	8.250	04/15/24	400	440,069
Sr. Unsec’d. Notes	8.250	09/30/25	770	857,880
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	210,013

				2,135,634

Panama 1.6%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.870	07/23/60	200	199,669
Sr. Unsec’d. Notes	4.500	04/16/50	400	443,390
Sr. Unsec’d. Notes	4.500	04/01/56	200	220,158

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Panama (cont’d.)

Panama Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.700%	01/26/36		760	$1,020,677
Sr. Unsec’d. Notes	9.375	04/01/29		105	154,571

					2,038,465

Papua New Guinea 0.2%

Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes, 144A	8.375	10/04/28		200	206,380

Paraguay 0.5%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27		200	222,539
Sr. Unsec’d. Notes	6.100	08/11/44		400	480,722

					703,261

Peru 1.6%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		370	314,924
Sr. Unsec’d. Notes	2.783	01/23/31		30	30,046
Sr. Unsec’d. Notes	3.230	07/28/2121		110	92,603
Sr. Unsec’d. Notes	5.625	11/18/50		140	186,127
Sr. Unsec’d. Notes	6.550	03/14/37		225	302,744
Sr. Unsec’d. Notes	8.750	11/21/33		780	1,206,972

					2,133,416

Philippines 1.9%

Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	194,470
Sr. Unsec’d. Notes	2.650	12/10/45		200	183,320
Sr. Unsec’d. Notes	2.950	05/05/45		200	191,573
Sr. Unsec’d. Notes	3.700	03/01/41		400	424,827
Sr. Unsec’d. Notes	3.950	01/20/40		700	766,231
Sr. Unsec’d. Notes	6.375	10/23/34		100	139,616
Sr. Unsec’d. Notes	7.750	01/14/31		420	615,650

					2,515,687

Qatar 2.7%

Qatar Government International Bond,
Sr. Unsec’d. Notes	4.400	04/16/50		200	233,336

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Qatar (cont’d.)

Qatar Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.103%	04/23/48		1,400	$1,780,599
Sr. Unsec’d. Notes, 144A	4.400	04/16/50		200	233,336
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		810	997,594
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	254,371

					3,499,236

Romania 2.0%

Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		294	342,502
Sr. Unsec’d. Notes, 144A	4.000	02/14/51		70	69,796
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	71	105,654
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	450	627,575
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	310	436,592
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	257	382,437
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		346	451,438
Unsec’d. Notes, 144A	2.750	04/14/41	EUR	170	200,882

					2,616,876

Russia 2.0%

Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	5.100	03/28/35		1,000	1,177,697
Sr. Unsec’d. Notes	5.625	04/04/42		1,000	1,263,487
Sr. Unsec’d. Notes	12.750	06/24/28		140	233,212

					2,674,396

Saudi Arabia 2.1%

Saudi Government International Bond,
Sr. Unsec’d. Notes	5.250	01/16/50		200	250,083
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	500,166
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		1,000	1,118,678
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		400	457,131
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		400	484,015

					2,810,073

Senegal 0.2%

Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	200	250,099

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Serbia 1.0%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500%	06/26/29	EUR	740	$882,063
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	125	144,834
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	211,910
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	132,258

					1,371,065

South Africa 0.8%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		200	201,075
Sr. Unsec’d. Notes	4.875	04/14/26		200	213,387
Sr. Unsec’d. Notes	5.650	09/27/47		200	192,735
Sr. Unsec’d. Notes	5.750	09/30/49		200	192,939
Sr. Unsec’d. Notes	6.250	03/08/41		200	210,219

					1,010,355

Sri Lanka 1.1%

Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23		200	144,603
Sr. Unsec’d. Notes	6.200	05/11/27		200	131,160
Sr. Unsec’d. Notes	6.350	06/28/24		200	139,141
Sr. Unsec’d. Notes	6.850	11/03/25		350	233,279
Sr. Unsec’d. Notes	7.850	03/14/29		250	163,870
Sr. Unsec’d. Notes, 144A	5.750	04/18/23		200	144,603
Sr. Unsec’d. Notes, 144A	6.750	04/18/28		200	131,164
Sr. Unsec’d. Notes, 144A	6.850	03/14/24		265	184,349
Sr. Unsec’d. Notes, 144A	7.850	03/14/29		200	131,096

					1,403,265

Turkey 3.9%

Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26		400	374,206
Sr. Unsec’d. Notes	4.875	10/09/26		300	286,810
Sr. Unsec’d. Notes	5.600	11/14/24		320	322,071
Sr. Unsec’d. Notes	5.750	03/22/24		600	610,472
Sr. Unsec’d. Notes	6.000	03/25/27		880	876,344
Sr. Unsec’d. Notes	6.000	01/14/41		200	175,571
Sr. Unsec’d. Notes	6.125	10/24/28		620	610,838
Sr. Unsec’d. Notes	6.350	08/10/24		200	205,916

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Turkey (cont’d.)

Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.375%	10/14/25		200	$205,095
Sr. Unsec’d. Notes	6.875	03/17/36		264	258,550
Sr. Unsec’d. Notes	7.375	02/05/25		505	536,130
Sr. Unsec’d. Notes	7.625	04/26/29		480	510,773
Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes	8.250	01/24/24		200	213,065

					5,185,841

Ukraine 3.5%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		285	300,327
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	210	231,459
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	900	1,156,781
Sr. Unsec’d. Notes	7.750	09/01/25		375	404,215
Sr. Unsec’d. Notes	7.750	09/01/26		600	647,221
Sr. Unsec’d. Notes	7.750	09/01/27		100	107,334
Sr. Unsec’d. Notes	8.994	02/01/24		200	219,890
Sr. Unsec’d. Notes	9.750	11/01/28		965	1,118,751
Sr. Unsec’d. Notes, 144A	0.000(cc)	05/31/40		35	36,882
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	110,219
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		200	200,438
Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25		100	107,081

					4,640,598

United Arab Emirates 1.2%

Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49		200	195,250
Sr. Unsec’d. Notes, 144A	3.125	09/30/49		200	195,250
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50		200	222,327
Emirate of Dubai Government International Bonds,
Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		600	663,408
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50		200	175,254
Sr. Unsec’d. Notes, MTN	4.000	07/28/50		200	175,254

					1,626,743

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Uruguay 1.4%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125%	11/20/45	120	$136,753
Sr. Unsec’d. Notes	4.975	04/20/55	350	432,207
Sr. Unsec’d. Notes	5.100	06/18/50	350	437,799
Sr. Unsec’d. Notes	7.625	03/21/36	590	896,719

				1,903,478

Venezuela 0.0%

Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750	08/23/22(d)	180	18,822

Zambia 0.6%

Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)	600	367,717
Sr. Unsec’d. Notes	8.970	07/30/27(d)	400	242,587
Unsec’d. Notes	5.375	09/20/22(d)	200	120,392

				730,696

TOTAL SOVEREIGN BONDS (cost $95,022,862)				95,276,029

			Shares

COMMON STOCK 0.0%

Colombia

Frontera Energy Corp.* (cost $4,018)			2,232	10,490

TOTAL LONG-TERM INVESTMENTS (cost $127,314,505)				128,043,173

See Notes to Financial Statements.

28

Description	Shares	Value

SHORT-TERM INVESTMENTS 1.7%

AFFILIATED MUTUAL FUND 1.7%
PGIM Core Ultra Short Bond Fund (cost $2,288,223)(wa)	2,288,223	$2,288,223

OPTIONS PURCHASED*~ 0.0% (cost $19,581)		9,488

TOTAL SHORT-TERM INVESTMENTS (cost $2,307,804)		2,297,711

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.8% (cost $129,622,309)		130,340,884

OPTIONS WRITTEN*~ (0.0)% (premiums received $56,616)		(45,530)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.8% (cost $129,565,693)		130,295,354
Other assets in excess of liabilities(z) 1.2%		1,554,345

NET ASSETS 100.0%		$131,849,699

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs CNH	Call	Goldman Sachs International	07/12/21	7.30	—	927	$49
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	05/21/21	75.00	—	3,186	9,386
Currency Option USD vs INR	Call	Goldman Sachs International	05/21/21	83.00	—	3,186	29
Currency Option USD vs RUB	Call	Goldman Sachs International	05/06/21	90.00	—	328	—
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/05/21	18.50	—	656	—
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/04/21	70.00	—	330	—
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/06/21	70.00	—	656	—
Currency Option USD vs RUB	Put	Morgan Stanley & Co. International PLC	05/06/21	70.00	—	330	—
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/03/21	7.50	—	329	—
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	7.00	—	656	16
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	7.00	—	328	8

Total Options Purchased (cost $19,581)							$9,488

See Notes to Financial Statements.

30

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs CNH	Call	Goldman Sachs International	07/12/21	6.70	—	927	$(1,194)
Currency Option USD vs INR	Call	Goldman Sachs International	05/21/21	75.00	—	3,186	(9,386)
Currency Option USD vs RUB	Call	Goldman Sachs International	05/06/21	77.00	—	328	(323)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/05/21	20.05	—	656	(1,034)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/04/21	76.50	—	330	(5,860)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/06/21	75.50	—	656	(5,486)
Currency Option USD vs RUB	Put	Morgan Stanley & Co. International PLC	05/06/21	77.50	—	330	(10,223)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/03/21	8.00	—	329	(1)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	8.25	—	656	(8,015)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	8.25	—	328	(4,008)

Total Options Written (premiums received $56,616)							$(45,530)

Futures contracts outstanding at April 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
28	2 Year U.S. Treasury Notes	Jun. 2021	$6,181,218	$(3,861)
30	5 Year U.S. Treasury Notes	Jun. 2021	3,718,125	(18,044)
45	10 Year U.S. Treasury Notes	Jun. 2021	5,941,406	(65,763)
15	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	2,788,594	(34,519)

				(122,187)

Short Positions:
20	5 Year Euro-Bobl	Jun. 2021	3,239,583	1,833
50	10 Year Euro-Bund	Jun. 2021	10,219,125	75,899
40	20 Year U.S. Treasury Bonds	Jun. 2021	6,290,000	101,054
5	Euro Schatz Index	Jun. 2021	673,741	110

				178,896

				$56,709

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	Barclays Bank PLC	AUD	647	$501,225	$498,519	$—	$ (2,706)
Expiring 07/20/21	Goldman Sachs International	AUD	209	163,000	161,123	—	(1,877)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	AUD	216	166,977	166,455	—	(522)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	AUD	209	163,000	160,984	—	(2,016)
Brazilian Real,
Expiring 05/04/21	Barclays Bank PLC	BRL	388	69,000	71,451	2,451	—
Expiring 05/04/21	Citibank, N.A.	BRL	781	139,000	143,745	4,745	—
Expiring 05/04/21	Credit Suisse International	BRL	739	131,000	135,966	4,966	—
Expiring 05/04/21	Credit Suisse International	BRL	469	85,000	86,310	1,310	—
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	4,418	820,206	813,000	—	(7,206)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	485	85,000	89,339	4,339	—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	1,103	197,000	203,004	6,004	—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	909	165,000	167,369	2,369	—
Expiring 07/02/21	Deutsche Bank AG	BRL	2,947	532,387	539,439	7,052	—
Chilean Peso,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	117,393	165,000	165,127	127	—
Chinese Renminbi,
Expiring 05/14/21	Citibank, N.A.	CNH	994	142,393	153,339	10,946	—
Expiring 05/18/21	HSBC Bank PLC	CNH	2,037	315,000	314,205	—	(795)
Expiring 05/18/21	HSBC Bank PLC	CNH	1,660	254,000	256,051	2,051	—
Expiring 05/18/21	HSBC Bank PLC	CNH	1,633	250,000	251,946	1,946	—
Expiring 05/18/21	HSBC Bank PLC	CNH	1,056	162,000	162,858	858	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	3,272	502,743	504,833	2,090	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	246	38,000	37,883	—	(117)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	2,420	372,000	373,305	1,305	—
Expiring 05/18/21	UBS AG	CNH	1,632	251,000	251,784	784	—
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	612,456	167,000	162,795	—	(4,205)
Expiring 06/16/21	BNP Paribas S.A.	COP	335,010	92,000	89,048	—	(2,952)

See Notes to Financial Statements.

32

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/16/21	Goldman Sachs International	COP	1,189,233	$328,000	$316,106	$—	$(11,894)
Expiring 06/16/21	Goldman Sachs International	COP	471,240	126,000	125,259	—	(741)
Expiring 06/16/21	Goldman Sachs International	COP	463,182	126,000	123,117	—	(2,883)
Expiring 06/16/21	Goldman Sachs International	COP	450,154	126,000	119,654	—	(6,346)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	COP	597,609	164,000	158,848	—	(5,152)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	312,874	86,000	83,164	—	(2,836)
Czech Koruna,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CZK	7,841	361,394	364,537	3,143	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	7,533	344,530	350,242	5,712	—
Euro,
Expiring 07/19/21	Citibank, N.A.	EUR	278	333,000	335,087	2,087	—
Expiring 07/19/21	Citibank, N.A.	EUR	69	82,961	82,491	—	(470)
Expiring 07/19/21	Citibank, N.A.	EUR	69	82,960	82,491	—	(469)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	134	163,000	161,498	—	(1,502)
Expiring 07/19/21	The Toronto-Dominion Bank	EUR	137	164,000	164,685	685	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	44,102	148,000	147,108	—	(892)
Indian Rupee,
Expiring 06/16/21	HSBC Bank PLC	INR	13,287	176,000	177,835	1,835	—
Expiring 06/16/21	HSBC Bank PLC	INR	12,659	167,000	169,440	2,440	—
Expiring 06/16/21	HSBC Bank PLC	INR	12,384	164,000	165,757	1,757	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	101,417	1,364,149	1,357,410	—	(6,739)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	85,263	1,148,939	1,141,199	—	(7,740)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	30,219	410,280	404,466	—	(5,814)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	13,363	176,000	178,851	2,851	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	81,493	1,103,381	1,090,745	—	(12,636)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	12,418	$164,000	$166,203	$2,203	$—
Indonesian Rupiah,
Expiring 06/16/21	HSBC Bank PLC	IDR	1,521,555	105,000	104,560	—	(440)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	18,125,564	1,241,392	1,245,572	4,180	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	2,632,140	180,000	180,878	878	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	2,399,130	164,000	164,866	866	—
Expiring 06/16/21	UBS AG	IDR	1,537,000	106,000	105,621	—	(379)
Israeli Shekel,
Expiring 06/16/21	Barclays Bank PLC	ILS	2,016	608,380	620,940	12,560	—
Expiring 06/16/21	Citibank, N.A.	ILS	2,016	610,223	620,940	10,717	—
Expiring 06/16/21	Citibank, N.A.	ILS	598	182,000	184,175	2,175	—
Expiring 06/16/21	Citibank, N.A.	ILS	548	167,000	168,811	1,811	—
Expiring 06/16/21	Citibank, N.A.	ILS	537	165,000	165,529	529	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	ILS	779	236,464	239,824	3,360	—
Japanese Yen,
Expiring 07/19/21	BNP Paribas S.A.	JPY	13,910	127,811	127,367	—	(444)
Mexican Peso,
Expiring 06/16/21	Goldman Sachs International	MXN	3,274	163,000	160,789	—	(2,211)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	3,417	164,000	167,804	3,804	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	2,726	127,000	133,881	6,881	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	2,626	125,998	128,959	2,961	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	2,611	125,000	128,205	3,205	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	15,343	734,229	753,393	19,164	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	15,343	732,473	753,393	20,920	—
New Taiwanese Dollar,
Expiring 06/16/21	Goldman Sachs International	TWD	44,182	1,607,963	1,588,656	—	(19,307)
Expiring 06/16/21	Goldman Sachs International	TWD	3,666	130,838	131,822	984	—

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	NZD	225	$163,000	$161,086	$—	$(1,914)
Peruvian Nuevo Sol,
Expiring 06/16/21	BNP Paribas S.A.	PEN	746	207,000	197,159	—	(9,841)
Expiring 06/16/21	Citibank, N.A.	PEN	706	185,000	186,650	1,650	—
Expiring 06/16/21	Goldman Sachs International	PEN	933	252,000	246,587	—	(5,413)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	720	195,000	190,401	—	(4,599)
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	20,874	426,000	429,421	3,421	—
Expiring 06/16/21	Citibank, N.A.	PHP	10,578	216,000	217,595	1,595	—
Expiring 06/16/21	HSBC Bank PLC	PHP	17,922	366,000	368,687	2,687	—
Expiring 06/16/21	HSBC Bank PLC	PHP	12,539	256,000	257,956	1,956	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	12,554	255,000	258,250	3,250	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	10,278	209,000	211,435	2,435	—
Expiring 06/16/21	Standard Chartered	PHP	12,294	251,000	252,907	1,907	—
Polish Zloty,
Expiring 07/19/21	Barclays Bank PLC	PLN	543	144,000	143,247	—	(753)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	PLN	555	147,000	146,470	—	(530)
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	52,901	710,184	699,137	—	(11,047)
Expiring 06/16/21	Barclays Bank PLC	RUB	14,378	196,000	190,020	—	(5,980)
Expiring 06/16/21	Barclays Bank PLC	RUB	9,537	123,000	126,036	3,036	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	52,901	709,132	699,137	—	(9,995)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	33,411	446,944	441,564	—	(5,380)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	24,564	327,000	324,632	—	(2,368)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	12,074	162,000	159,564	—	(2,436)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	8,393	108,000	110,921	2,921	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	5,458	71,000	72,131	1,131	—
Singapore Dollar,
Expiring 06/16/21	BNP Paribas S.A.	SGD	223	166,000	167,670	1,670	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/16/21	Credit Suisse International	SGD	342	$255,000	$256,811	$ 1,811	$—
South African Rand,
Expiring 06/17/21	BNP Paribas S.A.	ZAR	1,212	82,000	83,027	1,027	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,855	123,000	127,018	4,018	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,579	108,000	108,140	140	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,069	73,000	73,193	193	—
South Korean Won,
Expiring 06/16/21	Citibank, N.A.	KRW	363,918	322,000	325,528	3,528	—
Expiring 06/16/21	Citibank, N.A.	KRW	239,701	214,000	214,415	415	—
Expiring 06/16/21	Citibank, N.A.	KRW	180,473	163,000	161,435	—	(1,565)
Expiring 06/16/21	Credit Suisse International	KRW	142,878	126,000	127,805	1,805	—
Expiring 06/16/21	HSBC Bank PLC	KRW	371,595	333,000	332,395	—	(605)
Expiring 06/16/21	HSBC Bank PLC	KRW	148,215	131,000	132,579	1,579	—
Expiring 06/16/21	HSBC Bank PLC	KRW	143,396	127,000	128,269	1,269	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	KRW	143,596	127,000	128,448	1,448	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	183,817	165,000	164,426	—	(574)
Expiring 06/16/21	Standard Chartered	KRW	194,377	172,000	173,872	1,872	—
Expiring 06/16/21	Standard Chartered	KRW	188,134	167,000	168,287	1,287	—
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	7,420	237,002	238,230	1,228	—
Expiring 06/16/21	Citibank, N.A.	THB	4,541	144,000	145,792	1,792	—
Expiring 06/16/21	Goldman Sachs International	THB	10,265	332,363	329,577	—	(2,786)
Expiring 06/16/21	Goldman Sachs International	THB	6,051	196,128	194,287	—	(1,841)
Expiring 06/16/21	Goldman Sachs International	THB	5,095	163,000	163,589	589	—
Expiring 06/16/21	HSBC Bank PLC	THB	19,384	636,577	622,344	—	(14,233)
Expiring 06/16/21	HSBC Bank PLC	THB	12,998	414,000	417,322	3,322	—
Expiring 06/16/21	HSBC Bank PLC	THB	10,161	323,000	326,235	3,235	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	6,640	212,000	213,171	1,171	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	5,123	164,000	164,467	467	—

See Notes to Financial Statements.

36

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	4,441	$ 142,000	$ 142,586	$ 586	$ —
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	4,082	523,600	481,271	—	(42,329)
Expiring 06/16/21	Barclays Bank PLC	TRY	3,361	441,645	396,205	—	(45,440)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	4,393	576,905	517,916	—	(58,989)

				$34,727,776	$34,619,359	231,492	(339,909)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/04/21	Citibank, N.A.	BRL	1,516	$258,000	$279,014	$—	$(21,014)
Expiring 05/04/21	Citibank, N.A.	BRL	488	85,000	89,788	—	(4,788)
Expiring 05/04/21	Citibank, N.A.	BRL	487	83,000	89,669	—	(6,669)
Expiring 05/04/21	Deutsche Bank AG	BRL	2,947	534,807	542,288	—	(7,481)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	1,102	198,000	202,796	—	(4,796)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	921	164,000	169,514	—	(5,514)
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	1,832	328,000	337,115	—	(9,115)
Expiring 07/02/21	Credit Suisse International	BRL	588	109,000	107,675	1,325	—
Chilean Peso,
Expiring 06/16/21	Citibank, N.A.	CLP	114,965	165,000	161,712	3,288	—
Expiring 06/16/21	HSBC Bank PLC	CLP	117,965	161,000	165,930	—	(4,930)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	404,036	546,364	568,322	—	(21,958)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	119,316	163,000	167,831	—	(4,831)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	118,085	161,000	166,100	—	(5,100)
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	994	142,624	153,339	—	(10,715)
Expiring 05/18/21	Citibank, N.A.	CNH	1,651	250,000	254,692	—	(4,692)
Expiring 05/18/21	Goldman Sachs International	CNH	4,699	715,000	724,977	—	(9,977)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/18/21	HSBC Bank PLC	CNH	2,563	$388,000	$395,350	$—	$(7,350)
Expiring 05/18/21	HSBC Bank PLC	CNH	2,091	319,000	322,551	—	(3,551)
Expiring 05/18/21	HSBC Bank PLC	CNH	2,018	307,000	311,270	—	(4,270)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	1,564	239,000	241,313	—	(2,313)
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	1,547,705	419,861	411,390	8,471	—
Expiring 06/16/21	BNP Paribas S.A.	COP	1,143,956	313,301	304,071	9,230	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	396,822	109,000	105,478	3,522	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	274,651	76,000	73,004	2,996	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	262,968	72,000	69,899	2,101	—
Euro,
Expiring 07/19/21	Bank of America, N.A.	EUR	130	157,025	156,155	870	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	3,915	4,694,468	4,714,151	—	(19,683)
Expiring 07/19/21	HSBC Bank PLC	EUR	5,189	6,219,074	6,248,990	—	(29,916)
Expiring 07/19/21	HSBC Bank PLC	EUR	61	73,439	73,901	—	(462)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	287	344,535	345,659	—	(1,124)
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	200,980	664,057	670,399	—	(6,342)
Indian Rupee,
Expiring 06/16/21	BNP Paribas S.A.	INR	16,361	217,000	218,983	—	(1,983)
Expiring 06/16/21	BNP Paribas S.A.	INR	9,260	123,000	123,940	—	(940)
Expiring 06/16/21	Citibank, N.A.	INR	22,213	302,000	297,310	4,690	—
Expiring 06/16/21	Citibank, N.A.	INR	11,940	162,000	159,810	2,190	—
Expiring 06/16/21	HSBC Bank PLC	INR	14,722	199,000	197,045	1,955	—
Expiring 06/16/21	HSBC Bank PLC	INR	12,884	175,000	172,449	2,551	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	15,199	200,000	203,431	—	(3,431)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	14,097	190,000	188,681	1,319	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	13,211	176,000	176,828	—	(828)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	10,081	137,000	134,931	2,069	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	17,502	234,000	234,253	—	(253)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	14,704	197,000	196,807	193	—

See Notes to Financial Statements.

38

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	2,453,388	$168,000	$168,595	$—	$(595)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	1,597,014	109,000	109,745	—	(745)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	IDR	2,453,304	168,000	168,589	—	(589)
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	405	122,000	124,822	—	(2,822)
Expiring 06/16/21	Citibank, N.A.	ILS	591	178,000	182,134	—	(4,134)
Expiring 06/16/21	Citibank, N.A.	ILS	420	126,000	129,506	—	(3,506)
Japanese Yen,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	31,313	290,000	286,714	3,286	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	17,414	160,185	159,450	735	—
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	JPY	17,733	163,000	162,371	629	—
Mexican Peso,
Expiring 06/16/21	BNP Paribas S.A.	MXN	1,833	89,000	89,997	—	(997)
Expiring 06/16/21	BNP Paribas S.A.	MXN	1,618	77,000	79,426	—	(2,426)
Expiring 06/16/21	Citibank, N.A.	MXN	6,691	329,796	328,566	1,230	—
Expiring 06/16/21	Citibank, N.A.	MXN	3,702	182,000	181,797	203	—
Expiring 06/16/21	Goldman Sachs International	MXN	2,478	123,827	121,672	2,155	—
Expiring 06/16/21	Goldman Sachs International	MXN	1,574	75,000	77,273	—	(2,273)
New Taiwanese Dollar,
Expiring 06/16/21	Citibank, N.A.	TWD	5,577	199,000	200,532	—	(1,532)
Expiring 06/16/21	Credit Suisse International	TWD	8,424	300,000	302,908	—	(2,908)
Expiring 06/16/21	Credit Suisse International	TWD	7,801	279,000	280,515	—	(1,515)
Expiring 06/16/21	Credit Suisse International	TWD	4,686	166,000	168,489	—	(2,489)
Expiring 06/16/21	HSBC Bank PLC	TWD	7,887	279,000	283,595	—	(4,595)
Peruvian Nuevo Sol,
Expiring 06/16/21	Citibank, N.A.	PEN	1,995	538,505	527,294	11,211	—
Expiring 06/16/21	Citibank, N.A.	PEN	615	164,000	162,698	1,302	—
Expiring 06/16/21	Citibank, N.A.	PEN	428	118,000	113,222	4,778	—
Expiring 06/16/21	Goldman Sachs International	PEN	1,074	289,910	283,928	5,982	—
Expiring 06/16/21	Goldman Sachs International	PEN	769	210,744	203,353	7,391	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	785	214,190	207,420	6,770	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	9,290	$191,000	$191,107	$—	$(107)
Expiring 06/16/21	Goldman Sachs International	PHP	15,672	322,000	322,393	—	(393)
Expiring 06/16/21	Standard Chartered	PHP	10,392	214,000	213,773	227	—
Expiring 06/16/21	Standard Chartered	PHP	8,986	185,000	184,864	136	—
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	2,406	632,306	634,703	—	(2,397)
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	8,380	111,000	110,752	248	—
Expiring 06/16/21	Deutsche Bank AG	RUB	5,292	71,000	69,945	1,055	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	24,092	322,000	318,395	3,605	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	3,916	52,000	51,748	252	—
Singapore Dollar,
Expiring 06/16/21	Goldman Sachs International	SGD	238	178,000	178,715	—	(715)
Expiring 06/16/21	HSBC Bank PLC	SGD	321	239,000	240,818	—	(1,818)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	557	418,086	418,232	—	(146)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	286	215,000	214,784	216	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	244	182,000	183,541	—	(1,541)
Expiring 06/16/21	UBS AG	SGD	280	210,000	210,598	—	(598)
South African Rand,
Expiring 06/17/21	Bank of America, N.A.	ZAR	1,940	124,000	132,851	—	(8,851)
Expiring 06/17/21	Barclays Bank PLC	ZAR	5,552	363,796	380,215	—	(16,419)
Expiring 06/17/21	BNP Paribas S.A.	ZAR	1,941	125,000	132,925	—	(7,925)
Expiring 06/17/21	Deutsche Bank AG	ZAR	6,609	429,626	452,638	—	(23,012)
Expiring 06/17/21	HSBC Bank PLC	ZAR	2,045	130,000	140,039	—	(10,039)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	14,275	934,034	977,698	—	(43,664)
Expiring 06/17/21	Morgan Stanley & Co. International PLC	ZAR	2,486	162,000	170,244	—	(8,244)
Expiring 06/17/21	UBS AG	ZAR	1,975	131,371	135,273	—	(3,902)
South Korean Won,
Expiring 06/16/21	HSBC Bank PLC	KRW	1,954,742	1,711,024	1,748,535	—	(37,511)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	231,421	208,000	207,008	992	—
Expiring 06/16/21	UBS AG	KRW	155,067	136,000	138,709	—	(2,709)

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	7,840	$ 254,000	$ 251,700	$ 2,300	$ —
Expiring 06/16/21	Goldman Sachs International	THB	8,904	290,000	285,890	4,110	—
Expiring 06/16/21	HSBC Bank PLC	THB	10,244	328,000	328,896	—	(896)
Expiring 06/16/21	HSBC Bank PLC	THB	5,236	169,000	168,095	905	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	7,580	246,000	243,359	2,641	—
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	607	77,000	71,594	5,406	—
Expiring 06/16/21	Citibank, N.A.	TRY	2,230	252,603	262,906	—	(10,303)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	8,999	1,038,419	1,060,893	—	(22,474)
				$36,542,977	$36,867,258	114,535	(438,816)
						$346,027	$(778,725)

Cross currency exchange contracts outstanding at April 30, 2021:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/21	Buy	EUR	137	JPY	17,924	$866	$—	JPMorgan Chase Bank, N.A.
07/20/21	Buy	AUD	212	JPY	17,841	11	—	JPMorgan Chase Bank, N.A.
						$877	$—

Interest rate swap agreements outstanding at April 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
CNH 2,200	05/11/25	1.900	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ (2)	$(10,687)	$(10,685)
CNH 2,200	05/29/25	2.020	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4	(9,135)	(9,139)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH 7,600	07/24/25	2.525%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(4,302)	$(9,060)	$(4,758)
MXN 34,655	04/28/27	5.930%(M)	28 Day Mexican Interbank Rate(2)(M)	37,752	(29,284)	(67,036)

				$33,452	$(58,166)	$(91,618)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

J.P. Morgan Securities LLC	$700,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Corporate Bonds
Azerbaijan	$—	$1,088,750	$—
Bahrain	—	681,855	—
Brazil	—	2,020,039	—
Chile	—	1,165,758	—
China	—	1,689,966	—
Colombia	—	200,626	—
Guatemala	—	210,607	—
India	—	1,805,645	—
Indonesia	—	3,529,995	—

See Notes to Financial Statements.

42

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Israel	$—	$533,801	$—
Jamaica	—	190,553	—
Kazakhstan	—	1,513,109	—
Kuwait	—	489,112	—
Malaysia	—	1,999,102	—
Mexico	—	6,504,017	—
Netherlands	—	201,281	—
Peru	—	427,730	—
Philippines	—	183,825	—
Russia	—	1,750,643	—
Saudi Arabia	—	218,653	—
South Africa	—	2,772,093	—
Thailand	—	183,031	—
Trinidad & Tobago	—	185,682	—
Turkey	—	199,428	—
Ukraine	—	594,982	—
United Arab Emirates	—	1,883,083	—
United States	—	211,855	—
Venezuela	—	69,504	—
Vietnam	—	251,929	—
Sovereign Bonds
Angola	—	2,679,568	—
Argentina	—	2,047,361	—
Bahrain	—	2,144,814	—
Belarus	—	1,030,073	—
Benin	—	120,331	—
Brazil	—	3,147,599	—
Bulgaria	—	475,834	—
Cameroon	—	448,782	—
Colombia	—	2,441,592	—
Congo (Republic)	—	191,271	—
Costa Rica	—	1,636,837	—
Croatia	—	357,738	—
Dominican Republic	—	4,126,991	—
Ecuador	—	2,137,254	—
Egypt	—	2,906,254	—
El Salvador	—	1,642,482	—
Gabon	—	1,066,204	—
Ghana	—	2,353,787	—
Guatemala	—	929,518	—
Honduras	—	765,447	—
Hungary	—	1,513,715	—
India	—	399,455	—
Indonesia	—	2,637,548	—
Iraq	—	1,034,330	—
Israel	—	1,104,274	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Sovereign Bonds (continued)
Ivory Coast	$—	$1,842,835	$—
Jamaica	—	1,207,170	—
Jordan	—	844,551	—
Kazakhstan	—	289,809	—
Kenya	—	655,135	—
Lebanon	—	412,546	—
Malaysia	—	2,014,768	—
Mexico	—	1,181,802	—
Mongolia	—	461,300	—
Morocco	—	1,082,749	—
Mozambique	—	495,295	—
Namibia	—	210,812	—
Nigeria	—	2,655,189	—
Oman	—	3,108,623	—
Pakistan	—	2,135,634	—
Panama	—	2,038,465	—
Papua New Guinea	—	206,380	—
Paraguay	—	703,261	—
Peru	—	2,133,416	—
Philippines	—	2,515,687	—
Qatar	—	3,499,236	—
Romania	—	2,616,876	—
Russia	—	2,674,396	—
Saudi Arabia	—	2,810,073	—
Senegal	—	250,099	—
Serbia	—	1,371,065	—
South Africa	—	1,010,355	—
Sri Lanka	—	1,403,265	—
Turkey	—	5,185,841	—
Ukraine	—	4,640,598	—
United Arab Emirates	—	1,626,743	—
Uruguay	—	1,903,478	—
Venezuela	—	18,822	—
Zambia	—	730,696	—
Common Stock	10,490	—	—
Affiliated Mutual Fund	2,288,223	—	—
Options Purchased	—	9,488	—

Total	$2,298,713	$128,042,171	$—

Liabilities
Options Written	$—	$(45,530)	$—

Other Financial Instruments*
Assets
Futures Contracts	$178,896	$—	$—

See Notes to Financial Statements.

44

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$346,027	$—
OTC Cross Currency Exchange Contracts	—	877	—

Total	$178,896	$346,904	$—

Liabilities
Futures Contracts	$(122,187)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(778,725)	—
Centrally Cleared Interest Rate Swap Agreements	—	(91,618)	—

Total	$(122,187)	$(870,343)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Sovereign Bonds	72.3%
Oil & Gas	11.0
Electric	3.6
Affiliated Mutual Funds	1.7
Mining	1.7
Pipelines	1.1
Engineering & Construction	0.9
Chemicals	0.8
Transportation	0.7
Real Estate	0.6
Telecommunications	0.6
Commercial Services	0.6
Diversified Financial Services	0.5
Banks	0.4
Building Materials	0.3
Retail	0.3
Iron/Steel	0.3
Lodging	0.2

Media	0.2%
Energy-Alternate Sources	0.2
Agriculture	0.2
Auto Manufacturers	0.2
Auto Parts & Equipment	0.2
Investment Companies	0.1
Forest Products & Paper	0.1
Oil, Gas & Consumable Fuels	0.0	*
Options Purchased	0.0	*

	98.8
Options Written	(0.0	)*
Other assets in excess of liabilities	1.2

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unaffiliated investments	$9,488		Options written outstanding, at value	$45,530
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	877		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	346,027		Unrealized depreciation on OTC forward foreign currency exchange contracts	778,725
Interest rate contracts	Due from/to broker-variation margin futures	178,896	*	Due from/to broker-variation margin futures	122,187	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	91,618	*

		$535,288			$1,038,060

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Foreign exchange contracts	$(83,458)	$259,571	$—	$738,024	$—
Interest rate contracts	—	—	291,037	—	(9,551)

Total	$(83,458)	$259,571	$291,037	$738,024	$(9,551)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

46

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Foreign exchange contracts	$(10,093)	$10,989	$—	$(567,613)	$—
Interest rate contracts	—	—	87,395	—	(82,425)

Total	$(10,093)	$10,989	$87,395	$(567,613)	$(82,425)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2021, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)

$25,720	$6,816,307	$13,360,786	$17,999,093	$30,846,954

Forward Foreign Currency Exchange Contracts - Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)

$29,776,090	$527,106	$3,676,821

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$870	$(11,673)	$(10,803)	$—	$(10,803)
Barclays Bank PLC	23,701	(131,908)	(108,207)	—	(108,207)
BNP Paribas S.A.	20,398	(51,396)	(30,998)	—	(30,998)
Citibank, N.A.	77,831	(61,646)	16,185	—	16,185
Credit Suisse International	11,217	(6,912)	4,305	—	4,305
Deutsche Bank AG	8,107	(30,493)	(22,386)	—	(22,386)
Goldman Sachs International	21,289	(79,560)	(58,271)	—	(58,271)
HSBC Bank PLC	30,346	(121,411)	(91,065)	—	(91,065)
JPMorgan Chase Bank, N.A.	59,625	(218,429)	(158,804)	—	(158,804)
Morgan Stanley & Co. International PLC	96,110	(103,239)	(7,129)	—	(7,129)
Standard Chartered	5,429	—	5,429	—	5,429
The Toronto-Dominion Bank	685	—	685	—	685
UBS AG	784	(7,588)	(6,804)	—	(6,804)

	$356,392	$(824,255)	$(467,863)	$—	$(467,863)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions and the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

48

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Assets

Investments at value:
Unaffiliated investments (cost $127,334,086)	$128,052,661
Affiliated investments (cost $2,288,223)	2,288,223
Foreign currency, at value (cost $143,147)	142,390
Dividends and interest receivable	1,653,646
Deposit with broker for centrally cleared/exchange-traded derivatives	700,000
Receivable for investments sold	351,457
Unrealized appreciation on OTC forward foreign currency exchange contracts	346,027
Receivable for Series shares sold	309,580
Unrealized appreciation on OTC cross currency exchange contracts	877
Prepaid expenses	1,163

Total Assets	133,846,024

Liabilities

Unrealized depreciation on OTC forward foreign currency exchange contracts	778,725
Payable for investments purchased	694,993
Payable for Series shares purchased	317,172
Accrued expenses and other liabilities	95,482
Management fee payable	45,575
Options written outstanding, at value (premiums received $56,616)	45,530
Dividends payable	7,703
Due to broker—variation margin futures	5,192
Due to broker—variation margin swaps	3,409
Affiliated transfer agent fee payable	2,059
Directors’ fees payable	467
Distribution fee payable	18

Total Liabilities	1,996,325

Net Assets	$131,849,699

Net assets were comprised of:
Common stock, at par	$144,119
Paid-in capital in excess of par	133,270,328
Total distributable earnings (loss)	(1,564,748)

Net assets, April 30, 2021	$131,849,699

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     49

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Class A

Net asset value, offering price and redemption price per share, ($51,402 ÷ 5,621 shares of beneficial interest issued and outstanding)	$9.15
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.45

Class C

Net asset value, offering price and redemption price per share, ($10,642 ÷ 1,164 shares of beneficial interest issued and outstanding)	$9.14

Class Z

Net asset value, offering price and redemption price per share, ($33,695,135 ÷ 3,681,501 shares of beneficial interest issued and outstanding)	$9.15

Class R6

Net asset value, offering price and redemption price per share, ($98,092,520 ÷ 10,723,572 shares of beneficial interest issued and outstanding)	$9.15

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

50

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Interest income	$3,100,558
Affiliated dividend income	3,080
Affiliated income from securities lending, net	115

Total income	3,103,753

Expenses
Management fee	413,507
Distribution fee(a)	102
Custodian and accounting fees	38,480
Registration fees(a)	22,595
Transfer agent’s fees and expenses (including affiliated expense of $5,122)(a)	22,140
Audit fee	19,369
Legal fees and expenses	8,129
Directors’ fees	5,688
Shareholders’ reports	5,608
SEC registration fees	2,841
Miscellaneous	10,545

Total expenses	549,004
Less: Fee waiver and/or expense reimbursement(a)	(121,722)

Net expenses	427,282

Net investment income (loss)	2,676,471

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(102))	(728,721)
Futures transactions	291,037
Forward and cross currency contract transactions	738,024
Options written transactions	259,571
Swap agreement transactions	(9,551)
Foreign currency transactions	(142,708)

407,652

Net change in unrealized appreciation (depreciation) on:
Investments	3,963,465
Futures	87,395
Forward and cross currency contracts	(567,613)
Options written	10,989
Swap agreements	(82,425)
Foreign currencies	39,842

3,451,653

Net gain (loss) on investment and foreign currency transactions	3,859,305

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,535,776

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     51

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	49	53	—	—
Registration fees	4,715	4,715	8,450	4,715
Transfer agent’s fees and expenses	73	20	21,963	84
Fee waiver and/or expense reimbursement	(4,787)	(4,734)	(35,528)	(76,673)

See Notes to Financial Statements.

52

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,676,471	$1,898,277
Net realized gain (loss) on investment and foreign currency transactions	407,652	(968,569)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,451,653	(2,644,924)

Net increase (decrease) in net assets resulting from operations	6,535,776	(1,715,216)

Dividends and Distributions
Distributions from distributable earnings
Class A	(880)	(875)
Class C	(198)	(450)
Class Z	(644,046)	(567,453)
Class R6	(2,435,333)	(1,662,605)

	(3,080,457)	(2,231,383)

Series share transactions
Net proceeds from shares sold	24,801,674	92,242,382
Net asset value of shares issued in reinvestment of dividends and distributions	3,056,133	2,227,284
Cost of shares purchased	(16,254,709)	(6,029,574)

Net increase (decrease) in net assets from Series share transactions	11,603,098	88,440,092

Total increase (decrease)	15,058,417	84,493,493

Net Assets:

Beginning of period	116,791,282	32,297,789

End of period	$131,849,699	$116,791,282

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     53

Notes to Financial Statements  (unaudited)

1.   Organization

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund, PGIM QMA International Equity Fund and PGIM Emerging Markets Debt Hard Currency Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM Emerging Markets Debt Local Currency Fund, which is a non-diversified fund for purposes of the 1940 Act , and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Emerging Markets Debt Hard Currency Fund (the “Series”).

The investment objective of the Series is total return, through a combination of current income and capital appreciation.

2.   Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Series’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A

54

record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

PGIM Emerging Markets Debt Hard Currency Fund     55

Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

56

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Emerging Markets Debt Hard Currency Fund     57

Notes to Financial Statements  (unaudited) (continued)

Options: The Series purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Series currently owns or intends to purchase. The Series may also use options to gain additional market exposure. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Series, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Series writes an option on a swap, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

58

Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Series entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are

PGIM Emerging Markets Debt Hard Currency Fund     59

Notes to Financial Statements  (unaudited) (continued)

agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Fund, on behalf of the Series, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with

60

the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Series invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Emerging Markets Debt Hard Currency Fund     61

Notes to Financial Statements  (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

62

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Series through its business unit PGIM Fixed Income, and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Series’ average daily net assets up to and including $1 billion; 0.63% from $1 billion to $3 billion of average daily net assets; 0.61% from $3 billion to $5 billion of average daily net assets; 0.60% from $5 billion to $10 billion of average daily net assets; and 0.59% of the average daily net assets exceeding $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.05% of average daily net assets for Class A shares, 1.80% of average daily net assets for Class C shares, 0.75% of average daily net assets for Class Z shares and 0.65% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Series.

For the reporting period ended April 30, 2021, PIMS has not received any front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended

PGIM Emerging Markets Debt Hard Currency Fund     63

Notes to Financial Statements  (unaudited) (continued)

April 30, 2021, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Series.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $26,454,387 and $12,725,605, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2021, is presented as follows:

64

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$3,839,427	$18,931,175	$20,482,379	$—	$ —	$2,288,223	2,288,223	$3,080

PGIM Institutional Money Market Fund (1)(wa)
1,047,645	27,961	1,075,504	—	(102)	—	—	115	(2)

$4,887,072	$18,959,136	$21,557,883	$—	$(102)	$2,288,223		$3,195

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.   Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2021 were as follows:

Tax Basis	$130,161,454

Gross Unrealized Appreciation	5,016,683
Gross Unrealized Depreciation	(5,349,513)

Net Unrealized Depreciation	$(332,830)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2020 of approximately $1,167,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.   Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are

PGIM Emerging Markets Debt Hard Currency Fund     65

Notes to Financial Statements  (unaudited) (continued)

not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock, below.

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 600 million of which are designated as shares of the Series. The shares are currently classified and designated as follows:

Class A	100,000,000
Class C	100,000,000
Class Z	200,000,000
Class R6	200,000,000

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,193	21.2%
Class C	1,164	100.0%
Class R6	8,748,437	81.6%

At the reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
2	60.7%	2	31.6%

66

Transactions in shares of common stock were as follows:

Class A	Shares	Amount

Six months ended April 30, 2021:
Shares sold	2,388	$21,800
Shares issued in reinvestment of dividends and distributions	95	879
Shares purchased	(27)	(251)

Net increase (decrease) in shares outstanding	2,456	$22,428

Year ended October 31, 2020:
Shares sold	1,688	$15,061
Shares issued in reinvestment of dividends and distributions	98	875
Shares purchased	(12)	(114)

Net increase (decrease) in shares outstanding	1,774	$15,822

Class C

Six months ended April 30, 2021:
Shares issued in reinvestment of dividends and distributions	21	$197

Net increase (decrease) in shares outstanding	21	$197

Year ended October 31, 2020:
Shares issued in reinvestment of dividends and distributions	51	$451

Net increase (decrease) in shares outstanding	51	$451

Class Z

Six months ended April 30, 2021:
Shares sold	2,121,613	$19,667,845
Shares issued in reinvestment of dividends and distributions	66,777	616,849
Shares purchased	(647,046)	(5,941,261)

Net increase (decrease) in shares outstanding	1,541,344	$14,343,433

Year ended October 31, 2020:
Shares sold	2,197,725	$19,583,643
Shares issued in reinvestment of dividends and distributions	63,662	566,499
Shares purchased	(729,035)	(6,023,373)

Net increase (decrease) in shares outstanding	1,532,352	$14,126,769

Class R6

Six months ended April 30, 2021:
Shares sold	545,660	$5,112,029
Shares issued in reinvestment of dividends and distributions	263,655	2,438,208
Shares purchased	(1,115,964)	(10,313,197)

Net increase (decrease) in shares outstanding	(306,649)	$(2,762,960)

Year ended October 31, 2020:
Shares sold	8,059,230	$72,643,678
Shares issued in reinvestment of dividends and distributions	185,305	1,659,459
Shares purchased	(643)	(6,087)

Net increase (decrease) in shares outstanding	8,243,892	$74,297,050

8.   Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of

PGIM Emerging Markets Debt Hard Currency Fund     67

Notes to Financial Statements  (unaudited) (continued)

temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2021.

9.   Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Series’ risks, please refer to the Series’ Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Series’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Series for redemption before it matures and the Series may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer,

68

guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Series. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Series will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Series. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Series’ derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Series.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Series may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Series may be required to reinvest the proceeds at a

PGIM Emerging Markets Debt Hard Currency Fund     69

Notes to Financial Statements  (unaudited) (continued)

lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Series’ holdings may fall sharply. This is referred to as “extension risk.” The Series may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period,

70

these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Series could not meet requests to redeem shares issued by the Series without significant dilution of remaining investors’ interests in the Series. The Series may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Series is forced to sell these investments to pay redemption proceeds or for other reasons, the Series may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Series may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Series’ value or prevent the Series from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Series’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Series invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of your investment in the Series will decline.

10.   Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31,

PGIM Emerging Markets Debt Hard Currency Fund     71

Notes to Financial Statements  (unaudited) (continued)

2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Series.

72

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2021
					December 12, 2017(a) through October 31, 2018
			Year Ended October 31,
			2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.86		$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.38	0.46	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.56)	0.69	(1.06)
Total from investment operations	0.50		(0.18)	1.15	(0.68)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.47)	(0.52)	(0.43)
Tax return of capital distributions	-		-	-	(0.01)
Total dividends and distributions	(0.21)		(0.47)	(0.52)	(0.44)
Net asset value, end of period	$9.15		$8.86	$9.51	$8.88
Total Return(c):	5.48%		(1.82)%	13.23%	(6.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51		$28	$13	$9
Average net assets (000)	$40		$18	$12	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.05%	1.05	%(e)
Expenses before waivers and/or expense reimbursement	25.36	%(e)	66.11%	115.95%	358.14	%(e)
Net investment income (loss)	3.83	%(e)	4.19%	4.95%	4.49	%(e)
Portfolio turnover rate(f)(g)	10%		23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     73

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2021
					December 12, 2017(a) through October 31, 2018
			Year Ended October 31,
			2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.86		$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32	0.39	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		(0.57)	0.69	(1.05)
Total from investment operations	0.45		(0.25)	1.08	(0.74)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.40)	(0.45)	(0.37)
Tax return of capital distributions	-		-	-	(0.01)
Total dividends and distributions	(0.17)		(0.40)	(0.45)	(0.38)
Net asset value, end of period	$9.14		$8.86	$9.51	$8.88
Total Return(c):	5.08%		(2.55)%	12.40%	(7.58)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$10	$10	$9
Average net assets (000)	$11		$10	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80	%(e)	1.80%	1.80%	1.80	%(e)
Expenses before waivers and/or expense reimbursement	91.39	%(e)	114.46%	139.02%	359.95	%(e)
Net investment income (loss)	3.08	%(e)	3.56%	4.22%	3.73	%(e)
Portfolio turnover rate(f)(g)	10%		23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

74

Class Z Shares
	Six Months Ended April 30, 2021
					December 12, 2017(a) through October 31, 2018
			Year Ended October 31,
			2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.87		$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.40	0.48	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		(0.54)	0.69	(1.05)
Total from investment operations	0.50		(0.14)	1.17	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.50)	(0.54)	(0.45)
Tax return of capital distributions	-		-	-	(0.01)
Total dividends and distributions	(0.22)		(0.50)	(0.54)	(0.46)
Net asset value, end of period	$9.15		$8.87	$9.51	$8.88
Total Return(c):	5.63%		(1.43)%	13.51%	(6.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,695		$18,982	$5,782	$2,234
Average net assets (000)	$27,494		$10,951	$3,498	$766
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.80%	0.80	%(e)
Expenses before waivers and/or expense reimbursement	1.01	%(e)	1.53%	2.41%	6.65	%(e)
Net investment income (loss)	4.09	%(e)	4.45%	5.12%	4.83	%(e)
Portfolio turnover rate(f)(g)	10%		23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund     75

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2021
					December 12, 2017(a) through October 31, 2018
			Year Ended October 31,
			2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.86		$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.43	0.49	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.57)	0.69	(1.06)
Total from investment operations	0.51		(0.14)	1.18	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.51)	(0.55)	(0.45)
Tax return of capital distributions	-		-	-	(0.01)
Total dividends and distributions	(0.22)		(0.51)	(0.55)	(0.46)
Net asset value, end of period	$9.15		$8.86	$9.51	$8.88
Total Return(c):	5.80%		(1.44)%	13.58%	(6.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$98,093		$97,771	$26,493	$23,333
Average net assets (000)	$100,743		$30,037	$25,144	$24,014
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.66%	0.74%	0.74	%(e)
Expenses before waivers and/or expense reimbursement	0.80	%(e)	1.16%	1.49%	1.76	%(e)
Net investment income (loss)	4.24	%(e)	4.69%	5.27%	4.82	%(e)
Portfolio turnover rate(f)(g)	10%		23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

76

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Emerging Markets Debt Hard Currency Fund	77

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Hard Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PDHAX	PDHCX	PDHVX	PDHQX
CUSIP	743969479	743969461	743969446	743969453

MF239E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

  Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2021